(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (Global Shareholder Yield Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (Global Shareholder Yield Fund)		Class A	Class B		Class C
Management fee	[1]	0.80%	0.80%		0.80%
Distribution and service (12b-1) fees		0.30%	1.00%		1.00%
Other expenses		0.32%	0.48%		0.34%
Total annual fund operating expenses		1.42%	2.28%		2.14%
Contractual expense reimbursement		none	(0.16%)	[2]	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursements		1.42%	2.12%		2.12%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.12% and 2.12% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Shareholder Yield Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	637	927	1,238	2,117
Class B	715	997	1,406	2,387
Class C	315	668	1,147	2,471

Expense Example, No Redemption (Global Shareholder Yield Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	637	927	1,238	2,117
Class B	215	697	1,206	2,387
Class C	215	668	1,147	2,471

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.89%.

Best quarter:   Q3 '10,  14.41%

Worst quarter:  Q4 '08, -14.32%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	Inception	Inception Date
Class A	4.62%	1.04%	2.10%	Mar 1, 2007
Class A After tax on distributions	4.18%	0.61%	1.65%	Mar 1, 2007
Class A After tax on distributions, with sale	3.55%	0.81%	1.73%	Mar 1, 2007
Class B	4.46%	1.00%	2.14%	Mar 1, 2007
Class C	8.46%	1.37%	2.29%	Mar 1, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	0.93%	Mar 1, 2007

(Prospectus - Class I) | (Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Shareholder Yield Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Shareholder Yield Fund)		Class I (Prospectus - Class I)
Management fee	[1]	0.80%
Other expenses		0.24%
Total annual fund operating expenses		1.04%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Global Shareholder Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	106	331	574	1,271

Kept
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.89%.

Best quarter:   Q3 '10,  14.50%

Worst quarter:  Q4 '08, -14.10%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Class I)	1 Year	5 Year	Inception	Inception Date
Class I	10.63%	2.57%	3.50%	Mar 1, 2007
Class I After tax on distributions	10.10%	2.07%	2.98%	Mar 1, 2007
Class I After tax on distributions, with sale	7.57%	2.11%	2.92%	Mar 1, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	0.93%	Mar 1, 2007

(Prospectus - Class R6) | (Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Shareholder Yield Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Shareholder Yield Fund)		Class R6 (Prospectus - Class R6)
Management fee	[1]	0.80%
Other expenses		9.57%
Total annual fund operating expenses		10.37%
Contractual expense reimbursement	[2]	(9.40%)
Total annual fund operating expenses after expense reimbursements		0.97%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.97% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Shareholder Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	99	2,142	3,972	7,753

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.93%.

Best quarter:   Q3 '10,  14.55%

Worst quarter:  Q4 '08, -14.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Class R6)	1 Year	5 Year	Inception	Inception Date
Class R6	10.69%	2.55%	3.45%	Mar 1, 2007
Class R6 After tax on distributions	10.15%	2.10%	2.98%	Mar 1, 2007
Class R6 After tax on distributions, with sale	7.62%	2.11%	2.89%	Mar 1, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	0.93%	Mar 1, 2007

(Prospectus - Class R2) | (Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (Global Shareholder Yield Fund)	Class R2 (Prospectus - Class R2)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Shareholder Yield Fund)		Class R2 (Prospectus - Class R2)
Management fee	[1]	0.80%
Distribution and service (12b-1) fees		0.25%
Other expenses		18.36%
Service plan fee	[1]	0.25%
Total annual fund operating expenses		19.66%
Contractual expense reimbursement	[2]	(18.19%)
Total annual fund operating expenses after expense reimbursements		1.47%
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.47% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Shareholder Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2 (Prospectus - Class R2)	150	3,645	6,192	9,927

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R2 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.79%.

Best quarter:   Q3 '10,  14.03%

Worst quarter:  Q4 '08, -14.61%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Class R2)	1 Year	5 Year	Inception	Inception Date
Class R2	9.79%	0.91%	1.76%	Mar 1, 2007
Class R2 After tax on distributions	9.34%	0.48%	1.32%	Mar 1, 2007
Class R2 After tax on distributions, with sale	6.93%	0.71%	1.45%	Mar 1, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	0.93%	Mar 1, 2007

(Prospectus - Classes A, B and C) | (International Allocation Portfolio)
Investment objective
The fund seeks long-term growth of capital. The fund is designed to provide diversification of investments within the international asset class.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 20 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (International Allocation Portfolio) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (International Allocation Portfolio)		Class A	Class B	Class C
Management fee		0.08%	0.08%	0.08%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses		1.12%	1.56%	1.20%
Acquired fund fees and expenses	[1]	0.99%	0.99%	0.99%
Total annual fund operating expenses		2.49%	3.63%	3.27%
Contractual expense reimbursement	[2]	(0.87%)	(1.31%)	(0.95%)
Total annual fund operating expenses after expense reimbursements		1.62%	2.32%	2.32%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.63%, 1.33% and 1.33% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Allocation Portfolio) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	1,158	1,685	3,122
Class B	735	1,291	1,967	3,549
Class C	335	918	1,625	3,503

Kept
Expense Example, No Redemption (International Allocation Portfolio) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	1,158	1,685	3,122
Class B	235	991	1,767	3,549
Class C	235	918	1,625	3,503

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal investment strategies

To pursue its investment objective, the fund invests in a number of the other funds of the John Hancock funds complex. The fund also may invest in the securities of other nonaffiliated funds, including exchange-traded funds (ETFs), exchange-traded notes (ETNs) and other types of investments as described below.

Under normal market conditions, the fund allocates assets among underlying funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Equity securities held by the underlying funds include common and preferred securities, convertible bonds, depositary receipts and warrants issued by foreign companies, including those located in emerging markets. Fixed-income securities held by the underlying funds include debt obligations of any maturity issued by foreign corporate and government entities, including those located in emerging markets. The fund and the underlying funds also may engage in derivatives transactions that include futures, credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts, in each case for the purpose of reducing risk and/or obtaining efficient market exposure.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated ixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversiied risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 1.40%.

Best quarter:   Q2 '09,  26.61%

Worst quarter:  Q4 '08, -22.75%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Allocation Portfolio) (Prospectus - Classes A, B and C)	1 Year	5 Year	Inception	Inception Date
Class A	10.77%	(4.17%)	(1.98%)	Dec 29, 2006
Class A After tax on distributions	10.71%	(4.46%)	(2.45%)	Dec 29, 2006
Class A After tax on distributions, with sale	7.40%	(3.55%)	(1.79%)	Dec 29, 2006
Class B	10.88%	(4.18%)	(1.83%)	Dec 29, 2006
Class C	14.71%	(3.84%)	(1.83%)	Dec 29, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	(0.88%)	Dec 29, 2006

(Prospectus - Class I) | (International Allocation Portfolio)
Investment objective
The fund seeks long-term growth of capital. The fund is designed to provide diversification of investments within the international asset class.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Allocation Portfolio)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Allocation Portfolio)		Class I (Prospectus - Class I)
Management fee		0.08%
Other expenses		4.60%
Acquired fund fees and expenses	[1]	0.99%
Total annual fund operating expenses		5.67%
Contractual expense reimbursement	[2]	(4.41%)
Total annual fund operating expenses after expense reimbursements		1.26%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.27% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Allocation Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	128	1,297	2,450	5,265

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal investment strategies

To pursue its investment objective, the fund invests in a number of the other funds of the John Hancock funds complex. The fund also may invest in the securities of other nonaffiliated funds, including exchange-traded funds (ETFs), exchange-traded notes (ETNs) and other types of investments as described below.

Under normal market conditions, the fund allocates assets among underlying funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Equity securities held by the underlying funds include common and preferred securities, convertible bonds, depositary receipts and warrants issued by foreign companies, including those located in emerging markets. Fixed-income securities held by the underlying funds include debt obligations of any maturity issued by foreign corporate and government entities, including those located in emerging markets. The fund and the underlying funds also may engage in derivatives transactions that include futures, credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts, in each case for the purpose of reducing risk and/or obtaining efficient market exposure.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 1.52%.

Best quarter:   Q2 '09,  26.61%

Worst quarter:  Q4 '08, -22.65%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Allocation Portfolio) (Prospectus - Class I)	1 Year	5 Year	Inception	Inception Date
Class I	16.94%	(2.74%)	(0.71%)	Dec 29, 2006
Class I After tax on distributions	16.82%	(3.07%)	(1.25%)	Dec 29, 2006
Class I After tax on distributions, with sale	11.51%	(2.38%)	(0.74%)	Dec 29, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	(0.88%)	Dec 29, 2006

(Prospectus - Classes A, B and C) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (International Core Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (International Core Fund)	Class A	Class B		Class C
Management fee	0.89%	0.89%		0.89%
Distribution and service (12b-1) fees	0.30%	1.00%		1.00%
Other expenses	0.39%	1.05%		0.88%
Total annual fund operating expenses	1.58%	2.94%		2.77%
Contractual expense reimbursement	none	(0.64%)	[1]	(0.47%)	[1]
Total annual fund operating expenses after expense reimbursements	1.58%	2.30%		2.30%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.30% and 2.30% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Core Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	653	974	1,317	2,284
Class B	733	1,149	1,692	2,892
Class C	333	815	1,423	3,065

Kept
Expense Example, No Redemption (International Core Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	653	974	1,317	2,284
Class B	233	849	1,492	2,892
Class C	233	815	1,423	3,065

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class A, Class B and Class C shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.86%.

Best quarter:   Q2 '09,  20.69%

Worst quarter:  Q3 '11, -19.65%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	Inception	Inception Date
Class A	8.24%	(5.36%)	1.20%	Sep 16, 2005
Class A After tax on distributions	7.81%	(5.93%)	0.51%	Sep 16, 2005
Class A After tax on distributions, with sale	6.14%	(4.59%)	0.91%	Sep 16, 2005
Class B	8.16%	(5.38%)	1.21%	Sep 16, 2005
Class C	12.20%	(5.04%)	1.21%	Sep 16, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	3.32%	Sep 16, 2005

(Prospectus - Class I) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Core Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Fund)	Class I (Prospectus - Class I)
Management fee	0.89%
Other expenses	0.28%
Total annual fund operating expenses	1.17%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	119	372	644	1,420

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.92%.

Best quarter:   Q2 '09,  20.86%

Worst quarter:  Q3 '11, -19.59%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Class I)	1 Year	5 Year	Inception	Inception Date
Class I	14.47%	(3.91%)	2.41%	Sep 16, 2005
Class I After tax on distributions	13.94%	(4.57%)	1.63%	Sep 16, 2005
Class I After tax on distributions, with sale	10.30%	(3.42%)	1.92%	Sep 16, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	3.32%	Sep 16, 2005

(Prospectus - Class R6) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Core Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Fund)		Class R6 (Prospectus - Class R6)
Management fee		0.89%
Other expenses		21.08%
Total annual fund operating expenses		21.97%
Contractual expense reimbursement	[1]	(20.85%)
Total annual fund operating expenses after expense reimbursements		1.12%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.12% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	114	3,937	6,572	10,113

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 9, 2006), first offered on September 16, 2005, and the fund's Class A shares that have been recalculated to apply the gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.

Best quarter:   Q2 '09,  20.86%

Worst quarter:  Q3 '11, -19.55%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Class R6)	1 Year	5 Year	Inception	Inception Date
Class R6	14.53%	(3.83%)	2.62%	Sep 16, 2005
Class R6 After tax on distributions	14.00%	(4.43%)	1.89%	Sep 16, 2005
Class R6 After tax on distributions, with sale	10.35%	(3.34%)	2.12%	Sep 16, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	3.32%	Sep 16, 2005

(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R2, R3, R4 and R5) (International Core Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R2, R3, R4 and R5) (International Core Fund)		Class R1	Class R2	Class R3	Class R4		Class R5
Management fee		0.89%	0.89%	0.89%	0.89%		0.89%
Distribution and service (12b-1) fees		0.50%	0.25%	0.50%	0.15%	[1]	none
Other expenses		5.75%	19.56%	45.96%	41.29%		20.22%
Service plan fee	[2]	0.25%	0.25%	0.15%	0.10%		0.05%
Total annual fund operating expenses		7.39%	20.95%	47.50%	42.43%		21.16%
Contractual expense reimbursement	[3]	(5.49%)	(19.30%)	(45.70%)	(41.03%)		(19.96%)
Total annual fund operating expenses after expense reimbursements		1.90%	1.65%	1.80%	1.40%		1.20%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.90%, 1.65%, 1.80%, 1.40% and 1.20% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (Prospectus - Classes R1, R2, R3, R4 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	193	1,681	3,098	6,355
Class R2	168	3,835	6,426	10,045
Class R3	183	6,263	8,273	9,204
Class R4	143	5,958	8,227	9,542
Class R5	122	3,834	6,443	10,059

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments or sectors that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R1 shares commenced operations on June 12, 2006; Class R3, Class R4 and Class R5 shares commenced operations on May 22, 2009; and Class R2 shares commenced operations on March 1, 2012. The returns prior to these dates are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 9, 2006), first offered September 16, 2005, and the fund's Class A shares that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.76%.

Best quarter:   Q2 '09,  20.71%

Worst quarter:  Q3 '11, -19.72%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Classes R1, R2, R3, R4 and R5)	1 Year	5 Year	Inception	Inception Date
Class R1	13.66%	(4.60%)	1.67%	Sep 16, 2005
Class R1 After tax on distributions	13.26%	(5.13%)	1.00%	Sep 16, 2005
Class R1 After tax on distributions, with sale	9.64%	(3.96%)	1.32%	Sep 16, 2005
Class R2	13.68%	(5.42%)	0.86%	Sep 16, 2005
Class R3	13.81%	(7.77%)	(4.22%)	Sep 16, 2005
Class R4	14.21%	(7.48%)	(3.93%)	Sep 16, 2005
Class R5	14.47%	(7.21%)	(3.65%)	Sep 16, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	3.32%	Sep 16, 2005

(Prospectus - Classes A, B and C) | (International Growth Fund)
Investment objective
To seek high total return primarily through capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (International Growth Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (International Growth Fund)		Class A	Class B	Class C
Management fee		0.91%	0.91%	0.91%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses		0.47%	2.01%	1.41%
Total annual fund operating expenses		1.68%	3.92%	3.32%
Contractual expense reimbursement	[1]	(0.08%)	(1.62%)	(1.02%)
Total annual fund operating expenses after expense reimbursements		1.60%	2.30%	2.30%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60%, 2.30% and 2.30% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Growth Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	655	996	1,360	2,381
Class B	733	1,347	2,079	3,544
Class C	333	927	1,643	3,544

Kept
Expense Example, No Redemption (International Growth Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	655	996	1,360	2,381
Class B	233	1,047	1,879	3,544
Class C	233	927	1,643	3,544

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.61%.

Best quarter:   Q3 '10,  17.66%

Worst quarter:  Q3 '08, -19.36%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Growth Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	Inception	Inception Date
Class A	13.48%	(2.33%)	2.90%	Jun 12, 2006
Class A After tax on distributions	12.47%	(2.64%)	2.26%	Jun 12, 2006
Class A After tax on distributions, with sale	10.61%	(1.96%)	2.33%	Jun 12, 2006
Class B	13.59%	(2.41%)	2.95%	Jun 12, 2006
Class C	17.69%	(2.06%)	2.93%	Jun 12, 2006
MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)	17.28%	(2.74%)	2.79%	Jun 12, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	1.79%	Jun 12, 2006

(Prospectus - Class I) | (International Growth Fund)
Investment objective
To seek high total return primarily through capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Fund)		Class I (Prospectus - Class I)
Management fee		0.91%
Other expenses		0.36%
Total annual fund operating expenses		1.27%
Contractual expense reimbursement	[1]	(0.03%)
Total annual fund operating expenses after expense reimbursements		1.24%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.24% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expies on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	126	400	694	1,531

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.66%.

Best quarter:   Q3 '10,  17.78%

Worst quarter:  Q3 '08, -19.26%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Growth Fund) (Prospectus - Class I)	1 Year	5 Year	Inception	Inception Date
Class I	19.87%	(0.90%)	4.15%	Jun 12, 2006
Class I After tax on distributions	18.74%	(1.29%)	3.42%	Jun 12, 2006
Class I After tax on distributions, with sale	14.94%	(0.77%)	3.39%	Jun 12, 2006
MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)	17.28%	(2.74%)	2.79%	Jun 12, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	1.97%	Jun 12, 2006

(Prospectus - Classes A and C) | (Core High Yield Fund)
Investment objective
The fund seeks total return, consisting of a high level of current income and capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A and C) (Core High Yield Fund) (USD $)	Class A		Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50%		none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%
Small account fee (for fund account balances under $1,000)	20		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A and C) (Core High Yield Fund)		Class A	Class C
Management fee		0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		0.40%	0.47%	[1]
Total annual fund operating expenses		1.30%	2.12%
Contractual expense reimbursement	[2]	(0.12%)	(0.19%)
Total annual fund operating expenses after expense reimbursements		1.18%	1.93%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.18% and 1.93% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Core High Yield Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	565	832	1,120	1,937
Class C	296	646	1,122	2,437

Kept
Expense Example, No Redemption (Core High Yield Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	565	832	1,120	1,937
Class C	196	646	1,122	2,437

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Class C shares were first offered on March 27, 2013. Class C share returns prior to this date are those of Class A shares that have been recalculated to reflect the estimated gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.77%.

Best quarter:   Q3 '10,  7.86%

Worst quarter:  Q3 '11, -5.12%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Core High Yield Fund) (Prospectus - Classes A and C)	1 Year	Inception	Inception Date
Class A	10.26%	17.15%	Apr 30, 2009
Class A After tax on distributions	7.27%	11.53%	Apr 30, 2009
Class A After tax on distributions, with sale	6.57%	11.44%	Apr 30, 2009
Class C	13.01%	17.09%	Apr 30, 2009
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	15.55%	19.06%	Apr 30, 2009

(Prospectus - Class I) | (Core High Yield Fund)
Investment objective
The fund seeks total return, consisting of a high level of current income and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Core High Yield Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core High Yield Fund)		Class I (Prospectus - Class I)
Management fee		0.65%
Other expenses		0.42%
Total annual fund operating expenses		1.07%
Contractual expense reimbursement	[1]	(0.20%)
Total annual fund operating expenses after expense reimbursements		0.87%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.87% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Core High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	89	320	571	1,288

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.85%.

Best quarter:   Q3 '10,  7.98%

Worst quarter:  Q3 '11, -5.04%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Core High Yield Fund) (Prospectus - Class I)	1 Year	Inception	Inception Date
Class I	15.80%	18.98%	Apr 30, 2009
Class I After tax on distributions	12.55%	13.16%	Apr 30, 2009
Class I After tax on distributions, with sale	10.16%	12.03%	Apr 30, 2009
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	15.55%	19.06%	Apr 30, 2009

(Prospectus - Classes A, B and C) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (Disciplined Value Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (Disciplined Value Fund)	Class A	Class B		Class C
Management fee	0.70%	0.70%		0.70%
Distribution and service (12b-1) fees	0.25%	1.00%		1.00%
Other expenses	0.25%	0.38%		0.28%
Total annual fund operating expenses	1.20%	2.08%		1.98%
Contractual expense reimbursement	none	(0.03%)	[1]	none
Total annual fund operating expenses after expense reimbursements	1.20%	2.05%		1.98%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.05% for Class B shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Disciplined Value Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	616	862	1,127	1,882
Class B	708	949	1,316	2,183
Class C	301	621	1,068	2,306

Kept
Expense Example, No Redemption (Disciplined Value Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	616	862	1,127	1,882
Class B	208	649	1,116	2,183
Class C	201	621	1,068	2,306

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B and Class C shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares, first offered on January 16, 1997, that have been recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.85%.

Best quarter:   Q2 '09,  18.05%

Worst quarter:  Q4 '08, -20.61%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	10 Year
Class A	13.56%	1.44%	7.77%
Class A After tax on distributions	12.85%	1.14%	6.88%
Class A After tax on distributions, with sale	9.75%	1.19%	6.57%
Class B	13.58%	1.18%	7.27%
Class C	17.60%	1.57%	7.28%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class I) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)	Class I (Prospectus - Class I)
Management fee	0.70%
Other expenses	0.17%
Total annual fund operating expenses	0.87%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	89	278	482	1,073

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.92%.

Best quarter:   Q2 '09,  18.23%

Worst quarter:  Q4 '08, -20.52%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	19.95%	2.82%	8.71%
Class I After tax on distributions	19.12%	2.46%	7.73%
Class I After tax on distributions, with sale	14.06%	2.36%	7.38%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class I2) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class I2 (Prospectus - Class I2)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)	Class I2 (Prospectus - Class I2)
Management fee	0.70%
Other expenses	0.22%
Total annual fund operating expenses	0.92%
Contractual expense reimbursement	(0.07%)
Total annual fund operating expenses after expense reimbursements	0.85%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I2 (Prospectus - Class I2)	87	286	502	1,125

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I2 shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I2 shares.

Calendar year total returns ��� Class I2 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.99%.

Best quarter:   Q2 '09,  18.23%

Worst quarter:  Q4 '08, -20.57%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class I2)	1 Year	5 Year	10 Year
Class I2	19.98%	2.78%	8.54%
Class I2 After tax on distributions	19.15%	2.41%	7.55%
Class I2 After tax on distributions, with sale	14.09%	2.33%	7.22%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class R6) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)	Class R6 (Prospectus - Class R6)
Management fee	0.70%
Other expenses	0.12%
Total annual fund operating expenses	0.82%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	84	262	455	1,014

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class I shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.98%.

Best quarter:   Q2 '09,  18.24%

Worst quarter:  Q4 '08, -20.51%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	20.08%	2.84%	8.75%
Class R6 After tax on distributions	19.25%	2.48%	7.76%
Class R6 After tax on distributions, with sale	14.16%	2.38%	7.41%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R2, R3, R4 and R5) (Disciplined Value Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R2, R3, R4 and R5) (Disciplined Value Fund)		Class R1		Class R2		Class R3		Class R4		Class R5
Management fee		0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and service (12b-1) fees		0.50%		0.25%		0.50%		0.15%	[1]	none
Other expenses		0.41%		2.07%		1.04%		0.60%		0.08%
Service plan fee	[2]	0.25%		0.25%		0.15%		0.10%		0.05%
Total annual fund operating expenses		1.86%		3.27%		2.39%		1.55%		0.83%
Contractual expense reimbursement		(0.29%)	[3]	(1.95%)	[3]	(0.92%)	[3]	(0.48%)	[3]	none
Total annual fund operating expenses after expense reimbursements		1.57%		1.32%		1.47%		1.07%		0.83%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32% , 1.47% and 1.07% for Class R1, Class R2, Class R3 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (Prospectus - Classes R1, R2, R3, R4 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	160	557	979	2,156
Class R2	134	824	1,538	3,434
Class R3	150	657	1,192	2,656
Class R4	109	464	842	1,906
Class R5	85	265	460	1,025

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R3, Class R4 and Class R5 shares of the fund commenced operations on May 22, 2009; Class R1 and Class R2 shares of the fund commenced operations on July 13, 2009 and March 1, 2012, respectively. The returns prior to those dates are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.76%.

Best quarter:   Q2 '09,  17.94%

Worst quarter:  Q4 '08, -20.68%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Classes R1, R2, R3, R4 and R5)	1 Year	5 Year	10 Year
Class R1	19.03%	2.09%	7.92%
Class R1 After tax on distributions	18.33%	1.82%	7.04%
Class R1 After tax on distributions, with sale	13.31%	1.76%	6.71%
Class R2	19.29%	2.21%	8.07%
Class R3	19.16%	2.19%	8.02%
Class R4	19.63%	2.51%	8.35%
Class R5	20.02%	2.83%	8.69%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A and C) (Disciplined Value Mid Cap Fund) (USD $)	Class A		Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%
Small account fee (for fund account balances under $1,000)	20		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A and C) (Disciplined Value Mid Cap Fund)	Class A	Class C
Management fee	0.76%	0.76%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.26%	0.32%
Total annual fund operating expenses	1.27%	2.08%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Disciplined Value Mid Cap Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	883	1,162	1,957
Class C	311	652	1,119	2,410

Kept
Expense Example, No Redemption (Disciplined Value Mid Cap Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	883	1,162	1,957
Class C	211	652	1,119	2,410

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class A and Class C shares of the fund commenced operations on July 10, 2010 and August 15, 2012, respectively. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (from inception, July 12, 2010), which have been recalculated to apply the estimated fees and expenses of the fund's Class C shares, as applicable. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.39%.

Best quarter:   Q2 '09,  19.58%

Worst quarter:  Q4 '08, -21.93%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Classes A and C)	1 Year	5 Year	10 Year
Class A	12.15%	5.53%	11.15%
Class A After tax on distributions	12.02%	5.38%	9.45%
Class A After tax on distributions, with sale	7.97%	4.68%	9.13%
Class C	16.21%	5.78%	10.85%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Class I) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Mid Cap Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Mid Cap Fund)	Class I (Prospectus - Class I)
Management fee	0.76%
Other expenses	0.17%
Total annual fund operating expenses	0.93%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	95	296	515	1,143

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Institutional Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.41%.

Best quarter:   Q2 '09,  19.57%

Worst quarter:  Q4 '08, -21.80%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	18.57%	7.00%	12.13%
Class I After tax on distributions	18.45%	6.79%	10.38%
Class I After tax on distributions, with sale	12.22%	5.94%	10.00%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Mid Cap Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Mid Cap Fund)	Class R6 (Prospectus - Class R6)
Management fee	0.76%
Other expenses	0.13%
Total annual fund operating expenses	0.89%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	91	284	493	1,096

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.49%.

Best quarter:   Q2 '09,  19.71%

Worst quarter:  Q4 '08, -21.84%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	18.51%	7.06%	12.21%
Class R6 After tax on distributions	18.39%	6.89%	10.48%
Class R6 After tax on distributions, with sale	12.19%	6.02%	10.09%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Mid Cap Fund) (USD $)	Class ADV (Prospectus - Class ADV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Mid Cap Fund)		Class ADV (Prospectus - Class ADV)
Management fee		0.76%
Distribution and service (12b-1) fees		0.25%
Other expenses		2.73%
Total annual fund operating expenses		3.74%
Contractual expense reimbursement	[1]	(2.49%)
Total annual fund operating expenses after expense reimbursements		1.25%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.25% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class ADV (Prospectus - Class ADV)	127	913	1,719	3,824

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Calendar year total returns ��� Class ADV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.33%.

Best quarter:   Q2 '09,  19.58%

Worst quarter:  Q4 '08, -21.93%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Class ADV)	1 Year	5 Year	10 Year
Class ADV	18.18%	6.62%	11.72%
Class ADV After tax on distributions	18.11%	6.46%	10.01%
Class ADV After tax on distributions, with sale	11.91%	5.63%	9.65%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R2 and R4) (Disciplined Value Mid Cap Fund)	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R2 and R4) (Disciplined Value Mid Cap Fund)		Class R2	Class R4
Management fee		0.76%	0.76%
Distribution and service (12b-1) fees		0.25%	0.15%	[1]
Other expenses		1.10%	0.17%	[2]
Service plan fee		0.25%	0.10%
Total annual fund operating expenses		2.36%	1.18%
Contractual expense reimbursement	[3]	(0.96%)	(0.03%)
Total annual fund operating expenses after expense reimbursements		1.40%	1.15%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.40% and 1.15% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (Prospectus - Classes R2 and R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2	143	645	1,173	2,623
Class R4	117	393	690	1,534

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R2 shares of the fund commenced operations on March 1, 2012. Class R4 shares had not commenced operations prior to the date of this prospectus. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (through February 29, 2012), which have been recalculated to apply the estimated fees and expenses of the fund's Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R2 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.33%.

Best quarter:   Q2 '09,  19.53%

Worst quarter:  Q4 '08, -21.96%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Classes R2 and R4)	1 Year	5 Year	10 Year
Class R2	17.91%	6.44%	11.53%
Class R2 After tax on distributions	17.88%	6.29%	9.82%
Class R2 After tax on distributions, with sale	11.69%	5.47%	9.49%
Class R4	18.16%	6.84%	11.97%
Russell Midcap Value Index	18.15%	3.79%	10.63%

(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R3 and R5) (Disciplined Value Mid Cap Fund)	Class R1	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R3 and R5) (Disciplined Value Mid Cap Fund)		Class R1	Class R3	Class R5
Management fee		0.76%	0.76%	0.76%
Distribution and service (12b-1) fees		0.50%	0.50%	none
Other expenses	[1]	15.11%	15.11%	15.11%
Service plan fee		0.25%	0.15%	0.05%
Total annual fund operating expenses		16.62%	16.52%	15.92%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (Prospectus - Classes R1, R3 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,565	4,172	6,208	9,555
Class R3	1,557	4,153	6,186	9,540
Class R5	1,505	4,040	6,052	9,446

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class R1, Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R3 and Class R5 shares, as applicable. Returns for Class R1, Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because each share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.24%.

Best quarter:   Q2 '09,  15.19%

Worst quarter:  Q4 '08, -24.81%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Classes R1, R3 and R5)	1 Year	5 Year	10 Year
Class R1	1.25%	(8.48%)	(4.06%)
Class R1 After tax on distributions	1.20%	(8.61%)	(5.54%)
Class R1 After tax on distributions, with sale	0.88%	(7.06%)	(5.54%)
Class R3	1.35%	(8.39%)	(3.96%)
Class R5	1.96%	(7.83%)	(3.38%)
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Class A) | (International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Value Equity Fund) (USD $)		Class A (Prospectus - Class A)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Value Equity Fund)		Class A (Prospectus - Class A)
Management fee		0.88%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.86%
Total annual fund operating expenses		1.99%
Contractual expense reimbursement	[1]	(0.39%)
Total annual fund operating expenses after expense reimbursements		1.60%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	655	1,057	1,485	2,671

Kept
Expense Example, No Redemption (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	655	1,057	1,485	2,671

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.61%.

Best quarter:   Q2 '09,  29.35%

Worst quarter:  Q4 '08, -22.31%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Class A)	1 Year	5 Year	10 Year
Class A	11.54%	(2.92%)	7.93%
Class A After tax on distributions	10.83%	(5.56%)	5.72%
Class A After tax on distributions, with sale	7.80%	(3.95%)	5.97%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Prospectus - Class I) | (International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Value Equity Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Value Equity Fund)		Class I (Prospectus - Class I)
Management fee		0.88%
Other expenses		1.20%
Total annual fund operating expenses		2.08%
Contractual expense reimbursement	[1]	(0.79%)
Total annual fund operating expenses after expense reimbursements		1.29%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.29% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	131	576	1,046	2,348

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.61%.

Best quarter:   Q2 '09,  29.35%

Worst quarter:  Q4 '08, -22.31%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	17.92%	(1.76%)	8.57%
Class I After tax on distributions	17.08%	(4.47%)	6.33%
Class I After tax on distributions, with sale	11.99%	(3.02%)	6.54%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Prospectus - Class R6) | (International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Value Equity Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Value Equity Fund)		Class R6 (Prospectus - Class R6)
Management fee		0.88%
Other expenses	[1]	0.32%
Total annual fund operating expenses		1.20%
Contractual expense reimbursement	[2]	(0.10%)
Total annual fund operating expenses after expense reimbursements		1.10%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	112	371	650	1,446

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.75%.

Best quarter:   Q2 '09,  29.55%

Worst quarter:  Q4 '08, -22.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	18.08%	(1.37%)	9.00%
Class R6 After tax on distributions	17.33%	(4.06%)	6.77%
Class R6 After tax on distributions, with sale	12.06%	(2.70%)	6.92%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Prospectus - Classes R2 and R4) | (International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R2 and R4) (International Value Equity Fund)	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R2 and R4) (International Value Equity Fund)		Class R2	Class R4
Management fee		0.88%	0.88%
Distribution and service (12b-1) fees		0.25%	0.15%	[1]
Other expenses	[2]	0.32%	0.32%
Service plan fee		0.25%	0.10%
Total annual fund operating expenses		1.70%	1.45%
Contractual expense reimbursement	[3]	(0.02%)	(0.02%)
Total annual fund operating expenses after expense reimbursements		1.68%	1.43%
[1]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.68% and 1.43% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Value Equity Fund) (Prospectus - Classes R2 and R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2	171	534	921	2,007
Class R4	146	478	833	1,835

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus..

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R2 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These are shown only for Class R2 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Because Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R2 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.62%.

Best quarter:   Q3 '09,  29.40%

Worst quarter:  Q4 '08, -22.33%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Classes R2 and R4)	1 Year	5 Year	10 Year
Class R2	17.50%	(1.86%)	8.45%
Class R2 After tax on distributions	16.75%	(4.53%)	6.23%
Class R2 After tax on distributions, with sale	11.68%	(3.09%)	6.45%
Class R4	17.79%	(1.62%)	8.72%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Prospectus - Classes A, B and C) | (Leveraged Companies Fund)
Investment objective
The fund seeks capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (Leveraged Companies Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (Leveraged Companies Fund)		Class A	Class B	Class C
Management fee		0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses	[1]	5.55%	5.55%	5.55%
Total annual fund operating expenses		6.60%	7.30%	7.30%
[1]	"Other expenses" include 0.01% of Acquired fund fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Leveraged Companies Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,122	2,336	3,512	6,291
Class B	1,210	2,395	3,624	6,407
Class C	819	2,115	3,446	6,513

Kept
Expense Example, No Redemption (Leveraged Companies Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,122	2,336	3,512	6,291
Class B	722	2,115	3,446	6,407
Class C	722	2,115	3,446	6,513

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and debt securities of leveraged companies (companies with leveraged capital structures or companies that generally rely more on debt issuance than equity issuance to meet capital needs). Equity securities include common stocks, preferred stocks, convertible securities and warrants. The fund may invest up to 40% of its net assets in debt securities, including up to 15% of its net assets in securities rated in default by S&P or Moody's, and their unrated equivalent. Up to 30% of the fund's net assets may be invested in equity and debt securities of foreign issuers, including issuers located in emerging market countries.

Leveraged companies may include companies with below investment-grade securities, such as fixed-income, convertible or preferred equity securities included in their corporate capital structure or companies that employ significant leverage in their capital structure through borrowing from banks or other lenders.

Although the companies the fund invests in may be highly leveraged, the fund itself does not use leverage as an investment strategy. The fund may invest in equity securities of companies in all capitalization ranges.

The subadvisor uses a research-driven traditional value approach to managing the fund's portfolio that reflects the subadvisor's assessment of the business cycle, industry growth prospects and individual issuers.

The fund may, but is not required to, use derivative instruments that include options, futures, forward agreements, swap agreements (including, but not limited to, interest-rate and credit default swaps) and credit-linked securities, in each case for the purpose of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps) and credit-linked securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Highly leveraged company risk Securities of highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index is included as an additional broad-based market index. The Bank of America Merrill Lynch U.S. High Yield Master II Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Credit Suisse Leveraged Equity Index is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high-yield debt market.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.42%.

Best quarter:   Q3 '09,  46.37%

Worst quarter:  Q1 '09, -33.60%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Leveraged Companies Fund) (Prospectus - Classes A, B and C)	1 Year	Inception	Inception Date
Class A	30.24%	6.34%	May 1, 2008
Class A After tax on distributions	30.09%	5.04%	May 1, 2008
Class A After tax on distributions, with sale	19.65%	4.62%	May 1, 2008
Class B	30.96%	6.43%	May 1, 2008
Class C	34.96%	6.77%	May 1, 2008
Credit Suisse Leveraged Equity Index	20.68%	(0.50%)	May 1, 2008
S&P 500 Index	16.00%	2.91%	May 1, 2008
Bank of America Merrill Lynch U.S. High Yield Master II Index	15.59%	10.52%	May 1, 2008

(Prospectus - Class I) | (Leveraged Companies Fund)
Investment objective
The fund seeks capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Leveraged Companies Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Leveraged Companies Fund)		Class I (Prospectus - Class I)
Management fee		0.75%
Other expenses	[1]	5.53%
Total annual fund operating expenses		6.28%
[1]	"Other expenses" include 0.01% of Acquired fund fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Leveraged Companies Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	624	1,848	3,041	5,892

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and debt securities of leveraged companies (companies with leveraged capital structures or companies that generally rely more on debt issuance than equity issuance to meet capital needs). Equity securities include common stocks, preferred stocks, convertible securities and warrants. The fund may invest up to 40% of its net assets in debt securities, including up to 15% of its net assets in securities rated in default by S&P or Moody's, and their unrated equivalent. Up to 30% of the fund's net assets may be invested in equity and debt securities of foreign issuers, including issuers located in emerging market countries.

Leveraged companies may include companies with below investment-grade securities, such as fixed-income, convertible or preferred equity securities included in their corporate capital structure or companies that employ significant leverage in their capital structure through borrowing from banks or other lenders.

Although the companies the fund invests in may be highly leveraged, the fund itself does not use leverage as an investment strategy. The fund may invest in equity securities of companies in all capitalization ranges.

The subadvisor uses a research-driven traditional value approach to managing the fund's portfolio that reflects the subadvisor's assessment of the business cycle, industry growth prospects and individual issuers.

The fund may, but is not required to, use derivative instruments that include options, futures, forward agreements, swap agreements (including, but not limited to, interest-rate and credit default swaps) and credit-linked securities, in each case for the purpose of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps) and credit-linked securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Highly leveraged company risk Securities of highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index is included as an additional broad-based market index. The Bank of America Merrill Lynch U.S. High Yield Master II Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Credit Suisse Leveraged Equity Index is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high-yield debt market.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.42%.

Best quarter:   Q3 '09,  46.30%

Worst quarter:  Q1 '09, -33.49%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Leveraged Companies Fund) (Prospectus - Class I)	1 Year	Inception	Inception Date
Class I	37.46%	7.91%	May 1, 2008
Class I After tax on distributions	37.18%	6.47%	May 1, 2008
Class I After tax on distributions, with sale	24.34%	5.91%	May 1, 2008
Credit Suisse Leveraged Equity Index	20.68%	(0.50%)	May 1, 2008
S&P 500 Index	16.00%	2.91%	May 1, 2008
Bank of America Merrill Lynch U.S. High Yield Master II Index	15.59%	10.52%	May 1, 2008

(Prospectus - Classes A, B and C) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (Rainier Growth Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (Rainier Growth Fund)	Class A	Class B	Class C
Management fee	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.27%	0.33%	0.34%
Total annual fund operating expenses	1.25%	2.06%	2.07%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Rainier Growth Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	621	877	1,152	1,936
Class B	709	946	1,308	2,182
Class C	310	649	1,114	2,400

Kept
Expense Example, No Redemption (Rainier Growth Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	621	877	1,152	1,936
Class B	209	646	1,108	2,182
Class C	210	649	1,114	2,400

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B and Class C shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.61%.

Best quarter:  Q1 '12,  16.89%

Worst quarter: Q4 '08, -25.29%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	10 Year
Class A	9.87%	(1.99%)	6.91%
Class A After tax on distributions	9.87%	(1.99%)	6.91%
Class A After tax on distributions, with sale	6.41%	(1.68%)	6.10%
Class B	9.70%	(2.20%)	6.32%
Class C	13.71%	(1.81%)	6.31%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class I) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)	Class I (Prospectus - Class I)
Management fee	0.73%
Other expenses	0.18%
Total annual fund operating expenses	0.91%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	93	290	504	1,120

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.69%.

Best quarter:  Q1 '12,  16.96%

Worst quarter: Q4 '08, -25.26%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	16.01%	(0.60%)	7.82%
Class I After tax on distributions	16.00%	(0.61%)	7.81%
Class I After tax on distributions, with sale	10.43%	(0.51%)	6.93%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class R6) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)		Class R6 (Prospectus - Class R6)
Management fee		0.73%
Other expenses		0.60%
Total annual fund operating expenses		1.33%
Contractual expense reimbursement	[1]	(0.47%)
Total annual fund operating expenses after expense reimbursements		0.86%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.86% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	88	375	684	1,560

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date (through April 25, 2008) are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.67%.

Best quarter:  Q1 '12,  16.99%

Worst quarter: Q4 '08, -25.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	16.11%	(0.57%)	7.87%
Class R6 After tax on distributions	16.09%	0.48%	7.87%
Class R6 After tax on distributions, with sale	10.50%	(0.48%)	6.98%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class ADV) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund) (USD $)	Class ADV (Prospectus - Class ADV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)		Class ADV (Prospectus - Class ADV)
Management fee		0.73%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.35%
Total annual fund operating expenses		1.33%
Contractual expense reimbursement	[1]	(0.19%)
Total annual fund operating expenses after expense reimbursements		1.14%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class ADV (Prospectus - Class ADV)	116	403	711	1,585

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class ADV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Calendar year total returns ��� Class ADV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.62%.

Best quarter:  Q1 '12,  16.89%

Worst quarter: Q4 '08, -25.31%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class ADV)	1 Year	5 Year	10 Year
Class ADV	15.77%	(0.85%)	7.55%
Class ADV After tax on distributions	(4.32%)	(0.85%)	7.55%
Class ADV After tax on distributions, with sale	(2.81%)	(0.72%)	6.68%
Russell 1000 Growth Index	2.64%	3.12%	7.52%
S&P 500 Index	2.11%	1.66%	7.10%

(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R2, R3, R4 and R5) (Rainier Growth Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R2, R3, R4 and R5) (Rainier Growth Fund)		Class R1	Class R2	Class R3	Class R4		Class R5
Management fee		0.73%	0.73%	0.73%	0.73%		0.73%
Distribution and service (12b-1) fees		0.50%	0.25%	0.50%	0.15%	[1]	none
Other expenses		4.49%	19.43%	13.79%	13.57%		13.43%
Service plan fee	[2]	0.25%	0.25%	0.15%	0.10%		0.05%
Total annual fund operating expenses		5.97%	20.66%	15.17%	14.55%		14.21%
Contractual expense reimbursement	[3]	(4.27%)	(19.21%)	(13.57%)	(13.35%)		(13.21%)
Total annual fund operating expenses after expense reimbursements		1.70%	1.45%	1.60%	1.20%		1.00%
[1]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.70%, 1.45%, 1.60%, 1.20% and 1.00% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (Prospectus - Classes R1, R2, R3, R4 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	173	1,394	2,592	5,487
Class R2	148	3,782	6,368	10,020
Class R3	163	2,989	5,270	9,226
Class R4	122	2,877	5,126	9,103
Class R5	102	2,792	5,009	8,994

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R1, Class R3, Class R4 and Class R5 shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, as applicable. Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of the predecessor fund's Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.46%.

Best quarter:  Q1 '12,  16.72%

Worst quarter: Q4 '08, -25.42%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Classes R1, R2, R3, R4 and R5)	1 Year	5 Year	10 Year
Class R1	15.11%	(1.42%)	6.73%
Class R1 After tax on distributions	15.11%	(1.42%)	6.73%
Class R1 After tax on distributions, with sale	9.82%	(1.21%)	5.94%
Class R2	15.18%	(2.27%)	5.90%
Class R3	15.21%	(1.32%)	6.84%
Class R4	15.66%	(1.01%)	7.17%
Class R5	15.91%	(0.73%)	7.48%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class T) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 11 to 12 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund) (USD $)		Class T (Prospectus - Class T)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)	Class T (Prospectus - Class T)
Management fee	0.73%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.30%
Total annual fund operating expenses	1.33%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class T (Prospectus - Class T)	629	900	1,192	2,021

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class T shares of the fund commenced operations on October 6, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class T shares. Returns for Class T shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class T (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.61%.

Best quarter:  Q1 '12,  16.84%

Worst quarter: Q4 '08, -25.48%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class T)	1 Year	5 Year	10 Year
Class T	9.78%	(2.34%)	6.34%
Class T After tax on distributions	9.78%	(2.34%)	6.34%
Class T After tax on distributions, with sale	6.36%	(1.98%)	5.58%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Classes A and C) | (Small Cap Opportunities Fund)
Investment objective
The fund seeks long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A and C) (Small Cap Opportunities Fund) (USD $)	Class A		Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%
Small account fee (for fund account balances under $1,000)	20		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A and C) (Small Cap Opportunities Fund)	Class A	Class C
Management fee	0.90%	0.90%
Distribution and service (12b-1) fees	0.30%	1.00%
Other expenses	2.34%	2.34%
Total annual fund operating expenses	3.54%	4.24%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Small Cap Opportunities Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	839	1,531	2,244	4,119
Class C	526	1,287	2,161	4,405

Kept
Expense Example, No Redemption (Small Cap Opportunities Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	839	1,531	2,244	4,119
Class C	426	1,287	2,161	4,405

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $61.2 million to $5.1 billion, as of March 31, 2013). Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadvisor emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the subadvisor looks for growth companies with earnings growth and price momentum that it believes are undervalued relative to their long-term growth prospects.

The subadvisor uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructuring or pending acquisitions.

The fund may invest up to 15% of its net assets in a basket of U.S. dollar-denominated and foreign currency-denominated foreign equity and debt securities, and may invest up to 15% of net assets in bonds of any maturity rated as low as CC by Moody's and Ca by S&P and their unrated equivalents (bonds rated Ba and below by Moody's and BB and below by S&P are considered junk bonds). The fund may short-sell up to 15% of the fund's net assets for non-speculative purposes to manage volatility. The fund may make use of certain derivative instruments (investments whose value is based on securities, indexes or currencies), including bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of managing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 9.26%.

Best quarter:   Q2 '09,  28.12%

Worst quarter:  Q3 '11, -27.05%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Cap Opportunities Fund) (Prospectus - Classes A and C)	1 Year	Inception	Inception Date
Class A	6.93%	17.75%	Jan 2, 2009
Class A After tax on distributions	6.42%	14.29%	Jan 2, 2009
Class A After tax on distributions, with sale	5.17%	13.91%	Jan 2, 2009
Class C	10.77%	18.45%	Jan 2, 2009
Russell 2000 Growth Index	14.59%	17.88%	Jan 2, 2009

(Prospectus - Class I) | (Small Cap Opportunities Fund)
Investment objective
The fund seeks long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Cap Opportunities Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Opportunities Fund)	Class I (Prospectus - Class I)
Management fee	0.90%
Other expenses	2.26%
Total annual fund operating expenses	3.16%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Cap Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	319	974	1,654	3,467

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $61.2 million to $5.1 billion, as of March 31, 2013). Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadvisor emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the subadvisor looks for growth companies with earnings growth and price momentum that it believes are undervalued relative to their long-term growth prospects.

The subadvisor uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructuring or pending acquisitions.

The fund may invest up to 15% of its net assets in a basket of U.S. dollar-denominated and foreign currency-denominated foreign equity and debt securities, and may invest up to 15% of net assets in bonds of any maturity rated as low as CC by Moody's and Ca by S&P and their unrated equivalents (bonds rated Ba and below by Moody's and BB and below by S&P are considered junk bonds). The fund may short-sell up to 15% of the fund's net assets for non-speculative purposes to manage volatility. The fund may make use of certain derivative instruments (investments whose value is based on securities, indexes or currencies), including bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of managing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 9.31%.

Best quarter:   Q2 '09,  28.16%

Worst quarter:  Q3 '11, -26.97%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Cap Opportunities Fund) (Prospectus - Class I)	1 Year	Inception	Inception Date
Class I	12.96%	19.75%	Jan 2, 2009
Class I After tax on distributions	12.42%	16.18%	Jan 2, 2009
Class I After tax on distributions, with sale	9.11%	15.63%	Jan 2, 2009
Russell 2000 Growth Index	14.59%	17.88%	Jan 2, 2009

(Prospectus - Class A) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 10 to 11 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund) (USD $)		Class A (Prospectus - Class A)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class A (Prospectus - Class A)
Management fee		0.90%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.34%
Total annual fund operating expenses		1.54%
Contractual expense reimbursement	[1]	(0.04%)
Total annual fund operating expenses after expense reimbursements		1.50%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costswould be:

Sold
Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	645	958	1,294	2,240

Kept
Expense Example, No Redemption (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	645	958	1,294	2,240

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation , unless it esceeds the fund's target capitalization range, if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class A shares of the fund commenced operations on December 14, 2009. The returns prior to this date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class A shares.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.57%.

Best quarter:   Q3 '09,  17.14%

Worst quarter:  Q3 '11, -21.53%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class A)	1 Year	5 Year	10 Year
Class A	4.79%	1.70%	8.12%
Class A After tax on distributions	4.79%	1.68%	6.68%
Class A After tax on distributions, with sale	3.11%	1.44%	6.47%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Class I) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class I (Prospectus - Class I)
Management fee		0.90%
Other expenses		0.28%
Total annual fund operating expenses		1.18%
Contractual expense reimbursement	[1]	(0.04%)
Total annual fund operating expenses after expense reimbursements		1.14%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	116	371	645	1,428

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range, if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on December 14, 2009. The returns prior to this date (through April 30, 2008) are those of FMA Small Company Portfolio's (predecessor fund) Investor shares, and the returns of the predecessor fund's Institutional shares (through December 11, 2009) that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.70%.

Best quarter:   Q3 '09,  17.25%

Worst quarter:  Q3 '11, -21.45%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	10.77%	3.09%	9.07%
Class I After tax on distributions	10.77%	3.07%	7.61%
Class I After tax on distributions, with sale	7.00%	2.64%	7.32%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Class R6) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class R6 (Prospectus - Class R6)
Management fee		0.90%
Other expenses		17.73%
Total annual fund operating expenses		18.63%
Contractual expense reimbursement	[1]	(17.59%)
Total annual fund operating expenses after expense reimbursements		1.04%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.04% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	106	3,470	5,979	9,806

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range, if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date (through December 11, 2009) are based on the returns of FMA Small Company Portfolio's (predecessor fund) Investor shares and the returns of the fund's Class A shares (from inception, December 14, 2009) which have been recalculated to apply the estimated gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.69%.

Best quarter:   Q3 '09,  17.25%

Worst quarter:  Q3 '11, -21.50%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	10.82%	3.15%	9.10%
Class R6 After tax on distributions	10.82%	3.12%	7.65%
Class R6 After tax on distributions, with sale	7.03%	2.69%	7.35%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Class ADV) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund) (USD $)	Class ADV (Prospectus - Class ADV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class ADV (Prospectus - Class ADV)
Management fee		0.90%
Distribution and service (12b-1) fees		0.25%
Other expenses		3.76%
Total annual fund operating expenses		4.91%
Contractual expense reimbursement	[1]	(3.57%)
Total annual fund operating expenses after expense reimbursements		1.34%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.34% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class ADV (Prospectus - Class ADV)	136	1,155	2,176	4,736

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range, if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on December 14, 2009. The returns prior to this date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Calendar year total returns ��� Class ADV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.63%.

Best quarter:   Q3 '09,  17.08%

Worst quarter:  Q3 '11, -21.53%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class ADV)	1 Year	5 Year	10 Year
Class ADV	10.49%	2.71%	8.55%
Class ADV After tax on distributions	10.49%	2.69%	7.11%
Class ADV After tax on distributions, with sale	6.82%	2.31%	6.87%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R2, R3, R4 and R5) (Small Company Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R2, R3, R4 and R5) (Small Company Fund)		Class R1		Class R2		Class R3	Class R4		Class R5
Management fee		0.90%		0.90%		0.90%	0.90%		0.90%
Distribution and service (12b-1) fees		0.50%		0.25%		0.50%	0.15%	[1]	none
Other expenses		2.80%		19.07%		3.60%	17.61%		6.86%
Service plan fee		0.25%	[2]	0.25%	[2]	0.15%	0.10%	[2]	0.05%	[2]
Total annual fund operating expenses		4.45%		20.47%		5.15%	18.76%		7.81%
Contractual expense reimbursement	[3]	(2.65%)		(18.92%)		(3.45%)	(17.46%)		(6.71%)
Total annual fund operating expenses after expense reimbursements		1.80%		1.55%		1.70%	1.30%		1.10%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.80%, 1.55% , 1.70%, 1.30% and 1.10% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (Prospectus - Classes R1, R2, R3, R4 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	183	1,106	2,040	4,420
Class R2	158	3,763	6,339	10,005
Class R3	173	1,235	2,294	4,929
Class R4	132	3,521	6,035	9,836
Class R5	112	1,690	3,180	6,554

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation unless it exceeds the fund's target capitalization range if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R1, Class R3, Class R4 and Class R5 shares of the fund commenced operations on April 30, 2010; Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to these dates (through December 14, 2009) are those of FMA Small Company Portfolio's (predecessor fund) Investor shares, and the returns of the fund's Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.50%.

Best quarter:   Q3 '09,  17.02%

Worst quarter:  Q3 '11, -21.63%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Classes R1, R2, R3, R4 and R5)	1 Year	5 Year	10 Year
Class R1	9.99%	2.33%	8.23%
Class R1 After tax on distributions	9.99%	2.32%	6.79%
Class R1 After tax on distributions, with sale	6.49%	1.99%	6.59%
Class R2	9.97%	1.42%	7.17%
Class R3	10.13%	2.44%	8.34%
Class R4	10.49%	2.76%	8.67%
Class R5	10.77%	3.05%	8.99%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Class A) | (Strategic Growth Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Strategic Growth Fund) (USD $)		Class A (Prospectus - Class A)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Growth Fund)		Class A (Prospectus - Class A)
Management fee		0.71%
Distribution and service (12b-1) fees		0.30%
Other expenses		1.00%
Total annual fund operating expenses		2.01%
Contractual expense reimbursement	[1]	(0.71%)
Total annual fund operating expenses after expense reimbursements		1.30%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.30% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Strategic Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	626	1,034	1,466	2,667

Kept
Expense Example, No Redemption (Strategic Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	626	1,034	1,466	2,667

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $321.4 million to $415.6 billion, as of March 31, 2013, and is expected to change frequently. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast time frame for a stock's full valuation is extended beyond the subadvisor's expectations.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector investing risk Because the fund may at times focus on a single sector of the economy, its performance may depend in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would if the fund diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M. Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.86%.

Best quarter:   Q1 '12, 18.79%

Worst quarter:  Q2 '12, -5.77%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Strategic Growth Fund) (Prospectus - Class A)	1 Year	Inception	Inception Date
Class A	9.06%	11.00%	Dec 19, 2011
Class A After tax on distributions	9.02%	10.95%	Dec 19, 2011
Class A After tax on distributions, with sale	5.95%	9.35%	Dec 19, 2011
Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)	15.26%	17.50%	Dec 19, 2011

(Prospectus - Class I) | (Strategic Growth Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Strategic Growth Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Growth Fund)		Class I (Prospectus - Class I)
Management fee		0.71%
Other expenses		5.17%
Total annual fund operating expenses		5.88%
Contractual expense reimbursement	[1]	(4.94%)
Total annual fund operating expenses after expense reimbursements		0.94%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.94% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Strategic Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	96	1,309	2,501	5,389

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $321.4 million to $415.6 billion, as of March 31, 2013, and is expected to change frequently. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast time frame for a stock's full valuation is extended beyond the subadvisor's expectations.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector investing risk Because the fund may at times focus on a single sector of the economy, its performance may depend in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would if the fund diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.01%.

Best quarter:   Q1 '12, 18.98%

Worst quarter:  Q2 '12, -5.76%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Strategic Growth Fund) (Prospectus - Class I)	1 Year	Inception	Inception Date
Class I	15.25%	17.05%	Dec 19, 2011
Class I After tax on distributions	15.18%	16.98%	Dec 19, 2011
Class I After tax on distributions, with sale	10.01%	14.50%	Dec 19, 2011
Russell 1000 Growth Index	15.26%	17.50%	Dec 19, 2011

(Prospectus - Class NAV) | (Core High Yield Fund)
Investment objective
The fund seeks total return, consisting of a high level of current income and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Core High Yield Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core High Yield Fund)		Class NAV (Prospectus - Class NAV)
Management fee		0.65%
Other expenses	[1]	0.18%
Total annual fund operating expenses		0.83%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Core High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	85	265	460	1,025

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.87%.

Best quarter:   Q3 '10,  7.94%

Worst quarter:  Q3 '11, -5.03%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Core High Yield Fund) (Prospectus - Class NAV)	1 Year	Inception	Inception Date
Class NAV	15.93%	19.05%	Apr 30, 2009
Class NAV After tax on distributions	12.78%	13.34%	Apr 30, 2009
Class NAV After tax on distributions, with sale	10.24%	13.04%	Apr 30, 2009
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	15.55%	19.06%	Apr 30, 2009

(Prospectus - Class NAV) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.70%
Other expenses	0.04%
Total annual fund operating expenses	0.74%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	76	237	411	918

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 11.06%.

Best quarter:   Q1 '12,  14.29%

Worst quarter:  Q3 '11, -17.04%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class NAV)	1 Year	Inception	Inception Date
Class NAV	20.05%	15.75%	May 29, 2009
Class NAV After tax on distributions	18.84%	15.02%	May 29, 2009
Class NAV After tax on distributions, with sale	13.79%	13.43%	May 29, 2009
Russell 1000 Value Index	17.51%	15.68%	May 29, 2009
S&P 500 Index	16.00%	15.95%	May 29, 2009

(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Mid Cap Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Mid Cap Fund)		Class NAV (Prospectus - Class NAV)
Management fee		0.76%
Other expenses	[1]	0.05%
Total annual fund operating expenses		0.81%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	83	259	450	1,002

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.51%.

Best quarter:   Q2 '09,  19.76%

Worst quarter:  Q4 '08, -28.81%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Class NAV)	1 Year	5 Year	10 Year
Class NAV	18.60%	7.23%	12.38%
Class NAV After tax on distributions	18.54%	7.08%	10.67%
Class NAV After tax on distributions, with sale	12.16%	6.15%	10.23%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Class NAV) | (Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Shareholder Yield Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Shareholder Yield Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.81%
Other expenses	0.09%
Total annual fund operating expenses	0.90%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Shareholder Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	92	287	498	1,108

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.04%.

Best quarter:   Q3 '10,  14.53%

Worst quarter:  Q4 '08, -14.20%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Class NAV)	1 Year	Inception	Inception Date
Class NAV	10.74%	4.26%	Apr 28, 2008
Class NAV After tax on distributions	9.48%	3.00%	Apr 28, 2008
Class NAV After tax on distributions, with sale	6.95%	2.86%	Apr 28, 2008
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	0.13%	Apr 28, 2008

(Prospectus - Class NAV) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Core Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.89%
Other expenses	0.14%
Total annual fund operating expenses	1.03%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	105	328	569	1,259

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.

Best quarter:   Q2 '09, 20.90%

Worst quarter:  Q3 '11, -19.57%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Class NAV)	1 Year	5 Year	Inception	Inception Date
Class NAV	14.65%	(3.80%)	0.14%	Aug 29, 2006
Class NAV After tax on distributions	13.16%	(5.05%)	(1.27%)	Aug 29, 2006
Class NAV After tax on distributions, with sale	9.51%	(3.88%)	(0.55%)	Aug 29, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	0.87%	Aug 29, 2006

(Prospectus - Class NAV) | (International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Value Equity Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Value Equity Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.88%
Other expenses	0.20%
Total annual fund operating expenses	1.08%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	110	343	595	1,317

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

Class NAV shares of the fund commenced operations on December 16, 2011. The returns prior to that date are those of Optique International Value Fund, which was reorganized into the fund on February 11, 2011, and the fund's Class A shares (from inception, February 14, 2011) that in the latter case have been recalculated to apply the gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.73%.

Best quarter:   Q2 '09,  29.56%

Worst quarter:  Q4 '08, -22.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Class NAV)	1 Year	5 Year	10 Year
Class NAV	17.85%	(1.36%)	9.02%
Class NAV After tax on distributions	16.58%	(4.13%)	6.74%
Class NAV After tax on distributions, with sale	11.59%	(2.76%)	6.90%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Prospectus - Class NAV) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.73%
Other expenses	0.06%
Total annual fund operating expenses	0.79%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	81	252	439	978

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class NAV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares that have been recalculated to apply the gross fees and expenses of Class NAV shares.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.71%.

Best quarter:   Q1 '12,  16.98%

Worst quarter:  Q4 '08, -25.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class NAV)	1 Year	5 Year	10 Year
Class NAV	16.14%	(0.53%)	7.91%
Class NAV After tax on distributions	16.09%	(0.56%)	7.89%
Class NAV After tax on distributions, with sale	10.49%	(0.47%)	7.00%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class NAV) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class NAV (Prospectus - Class NAV)
Management fee		0.90%
Other expenses	[1]	0.12%
Total annual fund operating expenses		1.02%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	104	325	563	1,248

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009) and the fund's Class A shares (from inception, December 14, 2009) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.66%.

Best quarter:   Q3 '09,  17.28%

Worst quarter:  Q3 '11, -21.47%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class NAV)	1 Year	5 Year	10 Year
Class NAV	10.64%	3.16%	9.15%
Class NAV After tax on distributions	10.64%	3.14%	7.70%
Class NAV After tax on distributions, with sale	6.92%	2.69%	7.39%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Class NAV) | (Strategic Growth Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Strategic Growth Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Growth Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.71%
Other expenses	0.07%
Total annual fund operating expenses	0.78%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Strategic Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	80	249	433	966

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $321.4 million to $415.6 billion, as of March 31, 2013, and is expected to change frequently. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach which encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector investing risk Because the fund may at times focus on a single sector of the economy, its performance may depend in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would if the fund diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.01%.

Best quarter:   Q1 '12, 18.98%

Worst quarter:  Q2 '12,  5.67%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Strategic Growth Fund) (Prospectus - Class NAV)	1 Year	Inception	Inception Date
Class NAV	15.44%	17.24%	Dec 19, 2011
Class NAV After tax on distributions	15.21%	17.00%	Dec 19, 2011
Class NAV After tax on distributions, with sale	10.04%	14.53%	Dec 19, 2011
Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)	15.26%	17.50%	Dec 19, 2011

(Prospectus - Class 1) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class 1 (Prospectus - Class 1)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)		Class 1 (Prospectus - Class 1)
Management fee		0.70%
Distribution and service (12b-1) fees		0.05%
Other expenses	[1]	0.05%
Total annual fund operating expenses		0.80%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 (Prospectus - Class 1)	82	255	444	990

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 13 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class 1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.97%.

Best quarter:   Q2 '09,  18.05%

Worst quarter:  Q4 '08, -20.61%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class 1)	1 Year	5 Year	10 Year
Class 1	20.06%	2.92%	8.82%
Class 1 After tax on distributions	19.31%	2.62%	7.92%
Class 1 After tax on distributions, with sale	14.03%	2.44%	7.51%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class 1) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Core Fund)	Class 1 (Prospectus - Class 1)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Fund)	Class 1 (Prospectus - Class 1)
Management fee	0.89%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.14%
Total annual fund operating expenses	1.08%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 (Prospectus - Class 1)	110	343	595	1,317

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 13 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class 1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.

Best quarter:   Q2 '09,  20.89%

Worst quarter:  Q3 '11, -19.56%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Class 1)	1 Year	5 Year	Inception	Inception Date
Class 1	14.59%	(3.85%)	(0.46%)	Nov 6, 2006
Class 1 After tax on distributions	13.11%	(5.09%)	(1.90%)	Nov 6, 2006
Class 1 After tax on distributions, with sale	9.47%	(3.92%)	(1.08%)	Nov 6, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	0.15%	Nov 6, 2006

(Prospectus - Class 1) | (International Growth Fund)
Investment objective
To seek high total return primarily through capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Fund)	Class 1 (Prospectus - Class 1)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Fund)		Class 1 (Prospectus - Class 1)
Management fee		0.91%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.23%
Total annual fund operating expenses		1.19%
Contractual expense reimbursement	[1]	(0.04%)
Total annual fund operating expenses after expense reimbursements		1.15%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.15% for Class 1 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 (Prospectus - Class 1)	117	374	650	1,440

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 13 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure equity performance of developed markets, excluding the U.S. and Canada.

Calendar year total returns ��� Class 1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.71%.

Best quarter:   Q3 '10,  17.79%

Worst quarter:  Q3 '08, -19.27%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Growth Fund) (Prospectus - Class 1)	1 Year	5 Year	Inception	Inception Date
Class 1	20.00%	(0.85%)	4.19%	Jun 12, 2006
Class 1 After tax on distributions	18.07%	(1.64%)	3.07%	Jun 12, 2006
Class 1 After tax on distributions, with sale	14.25%	(1.11%)	3.04%	Jun 12, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	1.97%	Jun 12, 2006
MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)	17.28%	(2.74%)	2.79%	Jun 12, 2006

(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (Global Shareholder Yield Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (Global Shareholder Yield Fund)		Class A	Class B		Class C
Management fee	[1]	0.80%	0.80%		0.80%
Distribution and service (12b-1) fees		0.30%	1.00%		1.00%
Other expenses		0.32%	0.48%		0.34%
Total annual fund operating expenses		1.42%	2.28%		2.14%
Contractual expense reimbursement		none	(0.16%)	[2]	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursements		1.42%	2.12%		2.12%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.12% and 2.12% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Shareholder Yield Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	637	927	1,238	2,117
Class B	715	997	1,406	2,387
Class C	315	668	1,147	2,471

Expense Example, No Redemption (Global Shareholder Yield Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	637	927	1,238	2,117
Class B	215	697	1,206	2,387
Class C	215	668	1,147	2,471

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.89%.

Best quarter:   Q3 '10,  14.41%

Worst quarter:  Q4 '08, -14.32%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	Inception	Inception Date
Class A	4.62%	1.04%	2.10%	Mar 1, 2007
Class A After tax on distributions	4.18%	0.61%	1.65%	Mar 1, 2007
Class A After tax on distributions, with sale	3.55%	0.81%	1.73%	Mar 1, 2007
Class B	4.46%	1.00%	2.14%	Mar 1, 2007
Class C	8.46%	1.37%	2.29%	Mar 1, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	0.93%	Mar 1, 2007

(Prospectus - Class I) | (Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Shareholder Yield Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Shareholder Yield Fund)		Class I (Prospectus - Class I)
Management fee	[1]	0.80%
Other expenses		0.24%
Total annual fund operating expenses		1.04%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Global Shareholder Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	106	331	574	1,271

Kept
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.89%.

Best quarter:   Q3 '10,  14.50%

Worst quarter:  Q4 '08, -14.10%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Class I)	1 Year	5 Year	Inception	Inception Date
Class I	10.63%	2.57%	3.50%	Mar 1, 2007
Class I After tax on distributions	10.10%	2.07%	2.98%	Mar 1, 2007
Class I After tax on distributions, with sale	7.57%	2.11%	2.92%	Mar 1, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	0.93%	Mar 1, 2007

(Prospectus - Class R6) | (Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Shareholder Yield Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Shareholder Yield Fund)		Class R6 (Prospectus - Class R6)
Management fee	[1]	0.80%
Other expenses		9.57%
Total annual fund operating expenses		10.37%
Contractual expense reimbursement	[2]	(9.40%)
Total annual fund operating expenses after expense reimbursements		0.97%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.97% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Shareholder Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	99	2,142	3,972	7,753

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.93%.

Best quarter:   Q3 '10,  14.55%

Worst quarter:  Q4 '08, -14.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Class R6)	1 Year	5 Year	Inception	Inception Date
Class R6	10.69%	2.55%	3.45%	Mar 1, 2007
Class R6 After tax on distributions	10.15%	2.10%	2.98%	Mar 1, 2007
Class R6 After tax on distributions, with sale	7.62%	2.11%	2.89%	Mar 1, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	0.93%	Mar 1, 2007

(Prospectus - Class R2) | (Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (Global Shareholder Yield Fund)	Class R2 (Prospectus - Class R2)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Shareholder Yield Fund)		Class R2 (Prospectus - Class R2)
Management fee	[1]	0.80%
Distribution and service (12b-1) fees		0.25%
Other expenses		18.36%
Service plan fee	[1]	0.25%
Total annual fund operating expenses		19.66%
Contractual expense reimbursement	[2]	(18.19%)
Total annual fund operating expenses after expense reimbursements		1.47%
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.47% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Shareholder Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2 (Prospectus - Class R2)	150	3,645	6,192	9,927

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R2 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.79%.

Best quarter:   Q3 '10,  14.03%

Worst quarter:  Q4 '08, -14.61%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Class R2)	1 Year	5 Year	Inception	Inception Date
Class R2	9.79%	0.91%	1.76%	Mar 1, 2007
Class R2 After tax on distributions	9.34%	0.48%	1.32%	Mar 1, 2007
Class R2 After tax on distributions, with sale	6.93%	0.71%	1.45%	Mar 1, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	0.93%	Mar 1, 2007

(Prospectus - Classes A, B and C) | (International Allocation Portfolio)
Investment objective
The fund seeks long-term growth of capital. The fund is designed to provide diversification of investments within the international asset class.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 20 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (International Allocation Portfolio) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (International Allocation Portfolio)		Class A	Class B	Class C
Management fee		0.08%	0.08%	0.08%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses		1.12%	1.56%	1.20%
Acquired fund fees and expenses	[1]	0.99%	0.99%	0.99%
Total annual fund operating expenses		2.49%	3.63%	3.27%
Contractual expense reimbursement	[2]	(0.87%)	(1.31%)	(0.95%)
Total annual fund operating expenses after expense reimbursements		1.62%	2.32%	2.32%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.63%, 1.33% and 1.33% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Allocation Portfolio) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	1,158	1,685	3,122
Class B	735	1,291	1,967	3,549
Class C	335	918	1,625	3,503

Kept
Expense Example, No Redemption (International Allocation Portfolio) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	1,158	1,685	3,122
Class B	235	991	1,767	3,549
Class C	235	918	1,625	3,503

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal investment strategies

To pursue its investment objective, the fund invests in a number of the other funds of the John Hancock funds complex. The fund also may invest in the securities of other nonaffiliated funds, including exchange-traded funds (ETFs), exchange-traded notes (ETNs) and other types of investments as described below.

Under normal market conditions, the fund allocates assets among underlying funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Equity securities held by the underlying funds include common and preferred securities, convertible bonds, depositary receipts and warrants issued by foreign companies, including those located in emerging markets. Fixed-income securities held by the underlying funds include debt obligations of any maturity issued by foreign corporate and government entities, including those located in emerging markets. The fund and the underlying funds also may engage in derivatives transactions that include futures, credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts, in each case for the purpose of reducing risk and/or obtaining efficient market exposure.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated ixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversiied risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 1.40%.

Best quarter:   Q2 '09,  26.61%

Worst quarter:  Q4 '08, -22.75%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Allocation Portfolio) (Prospectus - Classes A, B and C)	1 Year	5 Year	Inception	Inception Date
Class A	10.77%	(4.17%)	(1.98%)	Dec 29, 2006
Class A After tax on distributions	10.71%	(4.46%)	(2.45%)	Dec 29, 2006
Class A After tax on distributions, with sale	7.40%	(3.55%)	(1.79%)	Dec 29, 2006
Class B	10.88%	(4.18%)	(1.83%)	Dec 29, 2006
Class C	14.71%	(3.84%)	(1.83%)	Dec 29, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	(0.88%)	Dec 29, 2006

(Prospectus - Class I) | (International Allocation Portfolio)
Investment objective
The fund seeks long-term growth of capital. The fund is designed to provide diversification of investments within the international asset class.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Allocation Portfolio)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Allocation Portfolio)		Class I (Prospectus - Class I)
Management fee		0.08%
Other expenses		4.60%
Acquired fund fees and expenses	[1]	0.99%
Total annual fund operating expenses		5.67%
Contractual expense reimbursement	[2]	(4.41%)
Total annual fund operating expenses after expense reimbursements		1.26%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.27% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Allocation Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	128	1,297	2,450	5,265

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal investment strategies

To pursue its investment objective, the fund invests in a number of the other funds of the John Hancock funds complex. The fund also may invest in the securities of other nonaffiliated funds, including exchange-traded funds (ETFs), exchange-traded notes (ETNs) and other types of investments as described below.

Under normal market conditions, the fund allocates assets among underlying funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Equity securities held by the underlying funds include common and preferred securities, convertible bonds, depositary receipts and warrants issued by foreign companies, including those located in emerging markets. Fixed-income securities held by the underlying funds include debt obligations of any maturity issued by foreign corporate and government entities, including those located in emerging markets. The fund and the underlying funds also may engage in derivatives transactions that include futures, credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts, in each case for the purpose of reducing risk and/or obtaining efficient market exposure.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 1.52%.

Best quarter:   Q2 '09,  26.61%

Worst quarter:  Q4 '08, -22.65%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Allocation Portfolio) (Prospectus - Class I)	1 Year	5 Year	Inception	Inception Date
Class I	16.94%	(2.74%)	(0.71%)	Dec 29, 2006
Class I After tax on distributions	16.82%	(3.07%)	(1.25%)	Dec 29, 2006
Class I After tax on distributions, with sale	11.51%	(2.38%)	(0.74%)	Dec 29, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	(0.88%)	Dec 29, 2006

(Prospectus - Classes A, B and C) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (International Core Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (International Core Fund)	Class A	Class B		Class C
Management fee	0.89%	0.89%		0.89%
Distribution and service (12b-1) fees	0.30%	1.00%		1.00%
Other expenses	0.39%	1.05%		0.88%
Total annual fund operating expenses	1.58%	2.94%		2.77%
Contractual expense reimbursement	none	(0.64%)	[1]	(0.47%)	[1]
Total annual fund operating expenses after expense reimbursements	1.58%	2.30%		2.30%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.30% and 2.30% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Core Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	653	974	1,317	2,284
Class B	733	1,149	1,692	2,892
Class C	333	815	1,423	3,065

Kept
Expense Example, No Redemption (International Core Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	653	974	1,317	2,284
Class B	233	849	1,492	2,892
Class C	233	815	1,423	3,065

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class A, Class B and Class C shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.86%.

Best quarter:   Q2 '09,  20.69%

Worst quarter:  Q3 '11, -19.65%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	Inception	Inception Date
Class A	8.24%	(5.36%)	1.20%	Sep 16, 2005
Class A After tax on distributions	7.81%	(5.93%)	0.51%	Sep 16, 2005
Class A After tax on distributions, with sale	6.14%	(4.59%)	0.91%	Sep 16, 2005
Class B	8.16%	(5.38%)	1.21%	Sep 16, 2005
Class C	12.20%	(5.04%)	1.21%	Sep 16, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	3.32%	Sep 16, 2005

(Prospectus - Class I) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Core Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Fund)	Class I (Prospectus - Class I)
Management fee	0.89%
Other expenses	0.28%
Total annual fund operating expenses	1.17%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	119	372	644	1,420

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.92%.

Best quarter:   Q2 '09,  20.86%

Worst quarter:  Q3 '11, -19.59%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Class I)	1 Year	5 Year	Inception	Inception Date
Class I	14.47%	(3.91%)	2.41%	Sep 16, 2005
Class I After tax on distributions	13.94%	(4.57%)	1.63%	Sep 16, 2005
Class I After tax on distributions, with sale	10.30%	(3.42%)	1.92%	Sep 16, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	3.32%	Sep 16, 2005

(Prospectus - Class R6) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Core Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Fund)		Class R6 (Prospectus - Class R6)
Management fee		0.89%
Other expenses		21.08%
Total annual fund operating expenses		21.97%
Contractual expense reimbursement	[1]	(20.85%)
Total annual fund operating expenses after expense reimbursements		1.12%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.12% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	114	3,937	6,572	10,113

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 9, 2006), first offered on September 16, 2005, and the fund's Class A shares that have been recalculated to apply the gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.

Best quarter:   Q2 '09,  20.86%

Worst quarter:  Q3 '11, -19.55%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Class R6)	1 Year	5 Year	Inception	Inception Date
Class R6	14.53%	(3.83%)	2.62%	Sep 16, 2005
Class R6 After tax on distributions	14.00%	(4.43%)	1.89%	Sep 16, 2005
Class R6 After tax on distributions, with sale	10.35%	(3.34%)	2.12%	Sep 16, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	3.32%	Sep 16, 2005

(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R2, R3, R4 and R5) (International Core Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R2, R3, R4 and R5) (International Core Fund)		Class R1	Class R2	Class R3	Class R4		Class R5
Management fee		0.89%	0.89%	0.89%	0.89%		0.89%
Distribution and service (12b-1) fees		0.50%	0.25%	0.50%	0.15%	[1]	none
Other expenses		5.75%	19.56%	45.96%	41.29%		20.22%
Service plan fee	[2]	0.25%	0.25%	0.15%	0.10%		0.05%
Total annual fund operating expenses		7.39%	20.95%	47.50%	42.43%		21.16%
Contractual expense reimbursement	[3]	(5.49%)	(19.30%)	(45.70%)	(41.03%)		(19.96%)
Total annual fund operating expenses after expense reimbursements		1.90%	1.65%	1.80%	1.40%		1.20%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.90%, 1.65%, 1.80%, 1.40% and 1.20% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (Prospectus - Classes R1, R2, R3, R4 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	193	1,681	3,098	6,355
Class R2	168	3,835	6,426	10,045
Class R3	183	6,263	8,273	9,204
Class R4	143	5,958	8,227	9,542
Class R5	122	3,834	6,443	10,059

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments or sectors that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R1 shares commenced operations on June 12, 2006; Class R3, Class R4 and Class R5 shares commenced operations on May 22, 2009; and Class R2 shares commenced operations on March 1, 2012. The returns prior to these dates are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 9, 2006), first offered September 16, 2005, and the fund's Class A shares that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.76%.

Best quarter:   Q2 '09,  20.71%

Worst quarter:  Q3 '11, -19.72%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Classes R1, R2, R3, R4 and R5)	1 Year	5 Year	Inception	Inception Date
Class R1	13.66%	(4.60%)	1.67%	Sep 16, 2005
Class R1 After tax on distributions	13.26%	(5.13%)	1.00%	Sep 16, 2005
Class R1 After tax on distributions, with sale	9.64%	(3.96%)	1.32%	Sep 16, 2005
Class R2	13.68%	(5.42%)	0.86%	Sep 16, 2005
Class R3	13.81%	(7.77%)	(4.22%)	Sep 16, 2005
Class R4	14.21%	(7.48%)	(3.93%)	Sep 16, 2005
Class R5	14.47%	(7.21%)	(3.65%)	Sep 16, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	3.32%	Sep 16, 2005

(Prospectus - Classes A, B and C) | (International Growth Fund)
Investment objective
To seek high total return primarily through capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (International Growth Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (International Growth Fund)		Class A	Class B	Class C
Management fee		0.91%	0.91%	0.91%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses		0.47%	2.01%	1.41%
Total annual fund operating expenses		1.68%	3.92%	3.32%
Contractual expense reimbursement	[1]	(0.08%)	(1.62%)	(1.02%)
Total annual fund operating expenses after expense reimbursements		1.60%	2.30%	2.30%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60%, 2.30% and 2.30% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Growth Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	655	996	1,360	2,381
Class B	733	1,347	2,079	3,544
Class C	333	927	1,643	3,544

Kept
Expense Example, No Redemption (International Growth Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	655	996	1,360	2,381
Class B	233	1,047	1,879	3,544
Class C	233	927	1,643	3,544

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.61%.

Best quarter:   Q3 '10,  17.66%

Worst quarter:  Q3 '08, -19.36%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Growth Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	Inception	Inception Date
Class A	13.48%	(2.33%)	2.90%	Jun 12, 2006
Class A After tax on distributions	12.47%	(2.64%)	2.26%	Jun 12, 2006
Class A After tax on distributions, with sale	10.61%	(1.96%)	2.33%	Jun 12, 2006
Class B	13.59%	(2.41%)	2.95%	Jun 12, 2006
Class C	17.69%	(2.06%)	2.93%	Jun 12, 2006
MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)	17.28%	(2.74%)	2.79%	Jun 12, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	1.79%	Jun 12, 2006

(Prospectus - Class I) | (International Growth Fund)
Investment objective
To seek high total return primarily through capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Fund)		Class I (Prospectus - Class I)
Management fee		0.91%
Other expenses		0.36%
Total annual fund operating expenses		1.27%
Contractual expense reimbursement	[1]	(0.03%)
Total annual fund operating expenses after expense reimbursements		1.24%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.24% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expies on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	126	400	694	1,531

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.66%.

Best quarter:   Q3 '10,  17.78%

Worst quarter:  Q3 '08, -19.26%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Growth Fund) (Prospectus - Class I)	1 Year	5 Year	Inception	Inception Date
Class I	19.87%	(0.90%)	4.15%	Jun 12, 2006
Class I After tax on distributions	18.74%	(1.29%)	3.42%	Jun 12, 2006
Class I After tax on distributions, with sale	14.94%	(0.77%)	3.39%	Jun 12, 2006
MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)	17.28%	(2.74%)	2.79%	Jun 12, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	1.97%	Jun 12, 2006

(Prospectus - Classes A and C) | (Core High Yield Fund)
Investment objective
The fund seeks total return, consisting of a high level of current income and capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A and C) (Core High Yield Fund) (USD $)	Class A		Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50%		none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%
Small account fee (for fund account balances under $1,000)	20		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A and C) (Core High Yield Fund)		Class A	Class C
Management fee		0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		0.40%	0.47%	[1]
Total annual fund operating expenses		1.30%	2.12%
Contractual expense reimbursement	[2]	(0.12%)	(0.19%)
Total annual fund operating expenses after expense reimbursements		1.18%	1.93%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.18% and 1.93% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Core High Yield Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	565	832	1,120	1,937
Class C	296	646	1,122	2,437

Kept
Expense Example, No Redemption (Core High Yield Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	565	832	1,120	1,937
Class C	196	646	1,122	2,437

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Class C shares were first offered on March 27, 2013. Class C share returns prior to this date are those of Class A shares that have been recalculated to reflect the estimated gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.77%.

Best quarter:   Q3 '10,  7.86%

Worst quarter:  Q3 '11, -5.12%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Core High Yield Fund) (Prospectus - Classes A and C)	1 Year	Inception	Inception Date
Class A	10.26%	17.15%	Apr 30, 2009
Class A After tax on distributions	7.27%	11.53%	Apr 30, 2009
Class A After tax on distributions, with sale	6.57%	11.44%	Apr 30, 2009
Class C	13.01%	17.09%	Apr 30, 2009
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	15.55%	19.06%	Apr 30, 2009

(Prospectus - Class I) | (Core High Yield Fund)
Investment objective
The fund seeks total return, consisting of a high level of current income and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Core High Yield Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core High Yield Fund)		Class I (Prospectus - Class I)
Management fee		0.65%
Other expenses		0.42%
Total annual fund operating expenses		1.07%
Contractual expense reimbursement	[1]	(0.20%)
Total annual fund operating expenses after expense reimbursements		0.87%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.87% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Core High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	89	320	571	1,288

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.85%.

Best quarter:   Q3 '10,  7.98%

Worst quarter:  Q3 '11, -5.04%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Core High Yield Fund) (Prospectus - Class I)	1 Year	Inception	Inception Date
Class I	15.80%	18.98%	Apr 30, 2009
Class I After tax on distributions	12.55%	13.16%	Apr 30, 2009
Class I After tax on distributions, with sale	10.16%	12.03%	Apr 30, 2009
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	15.55%	19.06%	Apr 30, 2009

(Prospectus - Classes A, B and C) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (Disciplined Value Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (Disciplined Value Fund)	Class A	Class B		Class C
Management fee	0.70%	0.70%		0.70%
Distribution and service (12b-1) fees	0.25%	1.00%		1.00%
Other expenses	0.25%	0.38%		0.28%
Total annual fund operating expenses	1.20%	2.08%		1.98%
Contractual expense reimbursement	none	(0.03%)	[1]	none
Total annual fund operating expenses after expense reimbursements	1.20%	2.05%		1.98%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.05% for Class B shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Disciplined Value Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	616	862	1,127	1,882
Class B	708	949	1,316	2,183
Class C	301	621	1,068	2,306

Kept
Expense Example, No Redemption (Disciplined Value Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	616	862	1,127	1,882
Class B	208	649	1,116	2,183
Class C	201	621	1,068	2,306

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B and Class C shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares, first offered on January 16, 1997, that have been recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.85%.

Best quarter:   Q2 '09,  18.05%

Worst quarter:  Q4 '08, -20.61%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	10 Year
Class A	13.56%	1.44%	7.77%
Class A After tax on distributions	12.85%	1.14%	6.88%
Class A After tax on distributions, with sale	9.75%	1.19%	6.57%
Class B	13.58%	1.18%	7.27%
Class C	17.60%	1.57%	7.28%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class I) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)	Class I (Prospectus - Class I)
Management fee	0.70%
Other expenses	0.17%
Total annual fund operating expenses	0.87%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	89	278	482	1,073

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.92%.

Best quarter:   Q2 '09,  18.23%

Worst quarter:  Q4 '08, -20.52%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	19.95%	2.82%	8.71%
Class I After tax on distributions	19.12%	2.46%	7.73%
Class I After tax on distributions, with sale	14.06%	2.36%	7.38%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class I2) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class I2 (Prospectus - Class I2)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)	Class I2 (Prospectus - Class I2)
Management fee	0.70%
Other expenses	0.22%
Total annual fund operating expenses	0.92%
Contractual expense reimbursement	(0.07%)
Total annual fund operating expenses after expense reimbursements	0.85%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I2 (Prospectus - Class I2)	87	286	502	1,125

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I2 shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I2 shares.

Calendar year total returns ��� Class I2 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.99%.

Best quarter:   Q2 '09,  18.23%

Worst quarter:  Q4 '08, -20.57%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class I2)	1 Year	5 Year	10 Year
Class I2	19.98%	2.78%	8.54%
Class I2 After tax on distributions	19.15%	2.41%	7.55%
Class I2 After tax on distributions, with sale	14.09%	2.33%	7.22%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class R6) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)	Class R6 (Prospectus - Class R6)
Management fee	0.70%
Other expenses	0.12%
Total annual fund operating expenses	0.82%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	84	262	455	1,014

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class I shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.98%.

Best quarter:   Q2 '09,  18.24%

Worst quarter:  Q4 '08, -20.51%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	20.08%	2.84%	8.75%
Class R6 After tax on distributions	19.25%	2.48%	7.76%
Class R6 After tax on distributions, with sale	14.16%	2.38%	7.41%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R2, R3, R4 and R5) (Disciplined Value Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R2, R3, R4 and R5) (Disciplined Value Fund)		Class R1		Class R2		Class R3		Class R4		Class R5
Management fee		0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and service (12b-1) fees		0.50%		0.25%		0.50%		0.15%	[1]	none
Other expenses		0.41%		2.07%		1.04%		0.60%		0.08%
Service plan fee	[2]	0.25%		0.25%		0.15%		0.10%		0.05%
Total annual fund operating expenses		1.86%		3.27%		2.39%		1.55%		0.83%
Contractual expense reimbursement		(0.29%)	[3]	(1.95%)	[3]	(0.92%)	[3]	(0.48%)	[3]	none
Total annual fund operating expenses after expense reimbursements		1.57%		1.32%		1.47%		1.07%		0.83%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32% , 1.47% and 1.07% for Class R1, Class R2, Class R3 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (Prospectus - Classes R1, R2, R3, R4 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	160	557	979	2,156
Class R2	134	824	1,538	3,434
Class R3	150	657	1,192	2,656
Class R4	109	464	842	1,906
Class R5	85	265	460	1,025

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R3, Class R4 and Class R5 shares of the fund commenced operations on May 22, 2009; Class R1 and Class R2 shares of the fund commenced operations on July 13, 2009 and March 1, 2012, respectively. The returns prior to those dates are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.76%.

Best quarter:   Q2 '09,  17.94%

Worst quarter:  Q4 '08, -20.68%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Classes R1, R2, R3, R4 and R5)	1 Year	5 Year	10 Year
Class R1	19.03%	2.09%	7.92%
Class R1 After tax on distributions	18.33%	1.82%	7.04%
Class R1 After tax on distributions, with sale	13.31%	1.76%	6.71%
Class R2	19.29%	2.21%	8.07%
Class R3	19.16%	2.19%	8.02%
Class R4	19.63%	2.51%	8.35%
Class R5	20.02%	2.83%	8.69%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A and C) (Disciplined Value Mid Cap Fund) (USD $)	Class A		Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%
Small account fee (for fund account balances under $1,000)	20		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A and C) (Disciplined Value Mid Cap Fund)	Class A	Class C
Management fee	0.76%	0.76%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.26%	0.32%
Total annual fund operating expenses	1.27%	2.08%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Disciplined Value Mid Cap Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	883	1,162	1,957
Class C	311	652	1,119	2,410

Kept
Expense Example, No Redemption (Disciplined Value Mid Cap Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	883	1,162	1,957
Class C	211	652	1,119	2,410

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class A and Class C shares of the fund commenced operations on July 10, 2010 and August 15, 2012, respectively. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (from inception, July 12, 2010), which have been recalculated to apply the estimated fees and expenses of the fund's Class C shares, as applicable. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.39%.

Best quarter:   Q2 '09,  19.58%

Worst quarter:  Q4 '08, -21.93%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Classes A and C)	1 Year	5 Year	10 Year
Class A	12.15%	5.53%	11.15%
Class A After tax on distributions	12.02%	5.38%	9.45%
Class A After tax on distributions, with sale	7.97%	4.68%	9.13%
Class C	16.21%	5.78%	10.85%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Class I) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Mid Cap Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Mid Cap Fund)	Class I (Prospectus - Class I)
Management fee	0.76%
Other expenses	0.17%
Total annual fund operating expenses	0.93%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	95	296	515	1,143

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Institutional Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.41%.

Best quarter:   Q2 '09,  19.57%

Worst quarter:  Q4 '08, -21.80%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	18.57%	7.00%	12.13%
Class I After tax on distributions	18.45%	6.79%	10.38%
Class I After tax on distributions, with sale	12.22%	5.94%	10.00%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Mid Cap Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Mid Cap Fund)	Class R6 (Prospectus - Class R6)
Management fee	0.76%
Other expenses	0.13%
Total annual fund operating expenses	0.89%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	91	284	493	1,096

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.49%.

Best quarter:   Q2 '09,  19.71%

Worst quarter:  Q4 '08, -21.84%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	18.51%	7.06%	12.21%
Class R6 After tax on distributions	18.39%	6.89%	10.48%
Class R6 After tax on distributions, with sale	12.19%	6.02%	10.09%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Mid Cap Fund) (USD $)	Class ADV (Prospectus - Class ADV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Mid Cap Fund)		Class ADV (Prospectus - Class ADV)
Management fee		0.76%
Distribution and service (12b-1) fees		0.25%
Other expenses		2.73%
Total annual fund operating expenses		3.74%
Contractual expense reimbursement	[1]	(2.49%)
Total annual fund operating expenses after expense reimbursements		1.25%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.25% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class ADV (Prospectus - Class ADV)	127	913	1,719	3,824

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Calendar year total returns ��� Class ADV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.33%.

Best quarter:   Q2 '09,  19.58%

Worst quarter:  Q4 '08, -21.93%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Class ADV)	1 Year	5 Year	10 Year
Class ADV	18.18%	6.62%	11.72%
Class ADV After tax on distributions	18.11%	6.46%	10.01%
Class ADV After tax on distributions, with sale	11.91%	5.63%	9.65%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R2 and R4) (Disciplined Value Mid Cap Fund)	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R2 and R4) (Disciplined Value Mid Cap Fund)		Class R2	Class R4
Management fee		0.76%	0.76%
Distribution and service (12b-1) fees		0.25%	0.15%	[1]
Other expenses		1.10%	0.17%	[2]
Service plan fee		0.25%	0.10%
Total annual fund operating expenses		2.36%	1.18%
Contractual expense reimbursement	[3]	(0.96%)	(0.03%)
Total annual fund operating expenses after expense reimbursements		1.40%	1.15%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.40% and 1.15% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (Prospectus - Classes R2 and R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2	143	645	1,173	2,623
Class R4	117	393	690	1,534

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R2 shares of the fund commenced operations on March 1, 2012. Class R4 shares had not commenced operations prior to the date of this prospectus. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (through February 29, 2012), which have been recalculated to apply the estimated fees and expenses of the fund's Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R2 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.33%.

Best quarter:   Q2 '09,  19.53%

Worst quarter:  Q4 '08, -21.96%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Classes R2 and R4)	1 Year	5 Year	10 Year
Class R2	17.91%	6.44%	11.53%
Class R2 After tax on distributions	17.88%	6.29%	9.82%
Class R2 After tax on distributions, with sale	11.69%	5.47%	9.49%
Class R4	18.16%	6.84%	11.97%
Russell Midcap Value Index	18.15%	3.79%	10.63%

(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R3 and R5) (Disciplined Value Mid Cap Fund)	Class R1	Class R3	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R3 and R5) (Disciplined Value Mid Cap Fund)		Class R1	Class R3	Class R5
Management fee		0.76%	0.76%	0.76%
Distribution and service (12b-1) fees		0.50%	0.50%	none
Other expenses	[1]	15.11%	15.11%	15.11%
Service plan fee		0.25%	0.15%	0.05%
Total annual fund operating expenses		16.62%	16.52%	15.92%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (Prospectus - Classes R1, R3 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	1,565	4,172	6,208	9,555
Class R3	1,557	4,153	6,186	9,540
Class R5	1,505	4,040	6,052	9,446

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class R1, Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R3 and Class R5 shares, as applicable. Returns for Class R1, Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because each share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.24%.

Best quarter:   Q2 '09,  15.19%

Worst quarter:  Q4 '08, -24.81%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Classes R1, R3 and R5)	1 Year	5 Year	10 Year
Class R1	1.25%	(8.48%)	(4.06%)
Class R1 After tax on distributions	1.20%	(8.61%)	(5.54%)
Class R1 After tax on distributions, with sale	0.88%	(7.06%)	(5.54%)
Class R3	1.35%	(8.39%)	(3.96%)
Class R5	1.96%	(7.83%)	(3.38%)
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Prospectus - Class A) | (International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Value Equity Fund) (USD $)		Class A (Prospectus - Class A)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Value Equity Fund)		Class A (Prospectus - Class A)
Management fee		0.88%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.86%
Total annual fund operating expenses		1.99%
Contractual expense reimbursement	[1]	(0.39%)
Total annual fund operating expenses after expense reimbursements		1.60%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	655	1,057	1,485	2,671

Kept
Expense Example, No Redemption (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	655	1,057	1,485	2,671

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.61%.

Best quarter:   Q2 '09,  29.35%

Worst quarter:  Q4 '08, -22.31%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Class A)	1 Year	5 Year	10 Year
Class A	11.54%	(2.92%)	7.93%
Class A After tax on distributions	10.83%	(5.56%)	5.72%
Class A After tax on distributions, with sale	7.80%	(3.95%)	5.97%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Prospectus - Class I) | (International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Value Equity Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Value Equity Fund)		Class I (Prospectus - Class I)
Management fee		0.88%
Other expenses		1.20%
Total annual fund operating expenses		2.08%
Contractual expense reimbursement	[1]	(0.79%)
Total annual fund operating expenses after expense reimbursements		1.29%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.29% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	131	576	1,046	2,348

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.61%.

Best quarter:   Q2 '09,  29.35%

Worst quarter:  Q4 '08, -22.31%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	17.92%	(1.76%)	8.57%
Class I After tax on distributions	17.08%	(4.47%)	6.33%
Class I After tax on distributions, with sale	11.99%	(3.02%)	6.54%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Prospectus - Class R6) | (International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Value Equity Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Value Equity Fund)		Class R6 (Prospectus - Class R6)
Management fee		0.88%
Other expenses	[1]	0.32%
Total annual fund operating expenses		1.20%
Contractual expense reimbursement	[2]	(0.10%)
Total annual fund operating expenses after expense reimbursements		1.10%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	112	371	650	1,446

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.75%.

Best quarter:   Q2 '09,  29.55%

Worst quarter:  Q4 '08, -22.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	18.08%	(1.37%)	9.00%
Class R6 After tax on distributions	17.33%	(4.06%)	6.77%
Class R6 After tax on distributions, with sale	12.06%	(2.70%)	6.92%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Prospectus - Classes R2 and R4) | (International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R2 and R4) (International Value Equity Fund)	Class R2	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R2 and R4) (International Value Equity Fund)		Class R2	Class R4
Management fee		0.88%	0.88%
Distribution and service (12b-1) fees		0.25%	0.15%	[1]
Other expenses	[2]	0.32%	0.32%
Service plan fee		0.25%	0.10%
Total annual fund operating expenses		1.70%	1.45%
Contractual expense reimbursement	[3]	(0.02%)	(0.02%)
Total annual fund operating expenses after expense reimbursements		1.68%	1.43%
[1]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.68% and 1.43% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Value Equity Fund) (Prospectus - Classes R2 and R4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2	171	534	921	2,007
Class R4	146	478	833	1,835

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus..

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R2 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These are shown only for Class R2 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Because Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R2 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.62%.

Best quarter:   Q3 '09,  29.40%

Worst quarter:  Q4 '08, -22.33%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Classes R2 and R4)	1 Year	5 Year	10 Year
Class R2	17.50%	(1.86%)	8.45%
Class R2 After tax on distributions	16.75%	(4.53%)	6.23%
Class R2 After tax on distributions, with sale	11.68%	(3.09%)	6.45%
Class R4	17.79%	(1.62%)	8.72%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Prospectus - Classes A, B and C) | (Leveraged Companies Fund)
Investment objective
The fund seeks capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (Leveraged Companies Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (Leveraged Companies Fund)		Class A	Class B	Class C
Management fee		0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses	[1]	5.55%	5.55%	5.55%
Total annual fund operating expenses		6.60%	7.30%	7.30%
[1]	"Other expenses" include 0.01% of Acquired fund fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Leveraged Companies Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,122	2,336	3,512	6,291
Class B	1,210	2,395	3,624	6,407
Class C	819	2,115	3,446	6,513

Kept
Expense Example, No Redemption (Leveraged Companies Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,122	2,336	3,512	6,291
Class B	722	2,115	3,446	6,407
Class C	722	2,115	3,446	6,513

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and debt securities of leveraged companies (companies with leveraged capital structures or companies that generally rely more on debt issuance than equity issuance to meet capital needs). Equity securities include common stocks, preferred stocks, convertible securities and warrants. The fund may invest up to 40% of its net assets in debt securities, including up to 15% of its net assets in securities rated in default by S&P or Moody's, and their unrated equivalent. Up to 30% of the fund's net assets may be invested in equity and debt securities of foreign issuers, including issuers located in emerging market countries.

Leveraged companies may include companies with below investment-grade securities, such as fixed-income, convertible or preferred equity securities included in their corporate capital structure or companies that employ significant leverage in their capital structure through borrowing from banks or other lenders.

Although the companies the fund invests in may be highly leveraged, the fund itself does not use leverage as an investment strategy. The fund may invest in equity securities of companies in all capitalization ranges.

The subadvisor uses a research-driven traditional value approach to managing the fund's portfolio that reflects the subadvisor's assessment of the business cycle, industry growth prospects and individual issuers.

The fund may, but is not required to, use derivative instruments that include options, futures, forward agreements, swap agreements (including, but not limited to, interest-rate and credit default swaps) and credit-linked securities, in each case for the purpose of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps) and credit-linked securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Highly leveraged company risk Securities of highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index is included as an additional broad-based market index. The Bank of America Merrill Lynch U.S. High Yield Master II Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Credit Suisse Leveraged Equity Index is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high-yield debt market.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.42%.

Best quarter:   Q3 '09,  46.37%

Worst quarter:  Q1 '09, -33.60%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Leveraged Companies Fund) (Prospectus - Classes A, B and C)	1 Year	Inception	Inception Date
Class A	30.24%	6.34%	May 1, 2008
Class A After tax on distributions	30.09%	5.04%	May 1, 2008
Class A After tax on distributions, with sale	19.65%	4.62%	May 1, 2008
Class B	30.96%	6.43%	May 1, 2008
Class C	34.96%	6.77%	May 1, 2008
Credit Suisse Leveraged Equity Index	20.68%	(0.50%)	May 1, 2008
S&P 500 Index	16.00%	2.91%	May 1, 2008
Bank of America Merrill Lynch U.S. High Yield Master II Index	15.59%	10.52%	May 1, 2008

(Prospectus - Class I) | (Leveraged Companies Fund)
Investment objective
The fund seeks capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Leveraged Companies Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Leveraged Companies Fund)		Class I (Prospectus - Class I)
Management fee		0.75%
Other expenses	[1]	5.53%
Total annual fund operating expenses		6.28%
[1]	"Other expenses" include 0.01% of Acquired fund fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Leveraged Companies Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	624	1,848	3,041	5,892

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and debt securities of leveraged companies (companies with leveraged capital structures or companies that generally rely more on debt issuance than equity issuance to meet capital needs). Equity securities include common stocks, preferred stocks, convertible securities and warrants. The fund may invest up to 40% of its net assets in debt securities, including up to 15% of its net assets in securities rated in default by S&P or Moody's, and their unrated equivalent. Up to 30% of the fund's net assets may be invested in equity and debt securities of foreign issuers, including issuers located in emerging market countries.

Leveraged companies may include companies with below investment-grade securities, such as fixed-income, convertible or preferred equity securities included in their corporate capital structure or companies that employ significant leverage in their capital structure through borrowing from banks or other lenders.

Although the companies the fund invests in may be highly leveraged, the fund itself does not use leverage as an investment strategy. The fund may invest in equity securities of companies in all capitalization ranges.

The subadvisor uses a research-driven traditional value approach to managing the fund's portfolio that reflects the subadvisor's assessment of the business cycle, industry growth prospects and individual issuers.

The fund may, but is not required to, use derivative instruments that include options, futures, forward agreements, swap agreements (including, but not limited to, interest-rate and credit default swaps) and credit-linked securities, in each case for the purpose of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps) and credit-linked securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Highly leveraged company risk Securities of highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index is included as an additional broad-based market index. The Bank of America Merrill Lynch U.S. High Yield Master II Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Credit Suisse Leveraged Equity Index is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high-yield debt market.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.42%.

Best quarter:   Q3 '09,  46.30%

Worst quarter:  Q1 '09, -33.49%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Leveraged Companies Fund) (Prospectus - Class I)	1 Year	Inception	Inception Date
Class I	37.46%	7.91%	May 1, 2008
Class I After tax on distributions	37.18%	6.47%	May 1, 2008
Class I After tax on distributions, with sale	24.34%	5.91%	May 1, 2008
Credit Suisse Leveraged Equity Index	20.68%	(0.50%)	May 1, 2008
S&P 500 Index	16.00%	2.91%	May 1, 2008
Bank of America Merrill Lynch U.S. High Yield Master II Index	15.59%	10.52%	May 1, 2008

(Prospectus - Classes A, B and C) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A, B and C) (Rainier Growth Fund) (USD $)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20		20	20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A, B and C) (Rainier Growth Fund)	Class A	Class B	Class C
Management fee	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.27%	0.33%	0.34%
Total annual fund operating expenses	1.25%	2.06%	2.07%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Rainier Growth Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	621	877	1,152	1,936
Class B	709	946	1,308	2,182
Class C	310	649	1,114	2,400

Kept
Expense Example, No Redemption (Rainier Growth Fund) (Prospectus - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	621	877	1,152	1,936
Class B	209	646	1,108	2,182
Class C	210	649	1,114	2,400

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B and Class C shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.61%.

Best quarter:  Q1 '12,  16.89%

Worst quarter: Q4 '08, -25.29%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Classes A, B and C)	1 Year	5 Year	10 Year
Class A	9.87%	(1.99%)	6.91%
Class A After tax on distributions	9.87%	(1.99%)	6.91%
Class A After tax on distributions, with sale	6.41%	(1.68%)	6.10%
Class B	9.70%	(2.20%)	6.32%
Class C	13.71%	(1.81%)	6.31%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class I) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)	Class I (Prospectus - Class I)
Management fee	0.73%
Other expenses	0.18%
Total annual fund operating expenses	0.91%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	93	290	504	1,120

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.69%.

Best quarter:  Q1 '12,  16.96%

Worst quarter: Q4 '08, -25.26%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	16.01%	(0.60%)	7.82%
Class I After tax on distributions	16.00%	(0.61%)	7.81%
Class I After tax on distributions, with sale	10.43%	(0.51%)	6.93%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class R6) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)		Class R6 (Prospectus - Class R6)
Management fee		0.73%
Other expenses		0.60%
Total annual fund operating expenses		1.33%
Contractual expense reimbursement	[1]	(0.47%)
Total annual fund operating expenses after expense reimbursements		0.86%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.86% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	88	375	684	1,560

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date (through April 25, 2008) are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.67%.

Best quarter:  Q1 '12,  16.99%

Worst quarter: Q4 '08, -25.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	16.11%	(0.57%)	7.87%
Class R6 After tax on distributions	16.09%	0.48%	7.87%
Class R6 After tax on distributions, with sale	10.50%	(0.48%)	6.98%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class ADV) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund) (USD $)	Class ADV (Prospectus - Class ADV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)		Class ADV (Prospectus - Class ADV)
Management fee		0.73%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.35%
Total annual fund operating expenses		1.33%
Contractual expense reimbursement	[1]	(0.19%)
Total annual fund operating expenses after expense reimbursements		1.14%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class ADV (Prospectus - Class ADV)	116	403	711	1,585

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class ADV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Calendar year total returns ��� Class ADV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.62%.

Best quarter:  Q1 '12,  16.89%

Worst quarter: Q4 '08, -25.31%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class ADV)	1 Year	5 Year	10 Year
Class ADV	15.77%	(0.85%)	7.55%
Class ADV After tax on distributions	(4.32%)	(0.85%)	7.55%
Class ADV After tax on distributions, with sale	(2.81%)	(0.72%)	6.68%
Russell 1000 Growth Index	2.64%	3.12%	7.52%
S&P 500 Index	2.11%	1.66%	7.10%

(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R2, R3, R4 and R5) (Rainier Growth Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R2, R3, R4 and R5) (Rainier Growth Fund)		Class R1	Class R2	Class R3	Class R4		Class R5
Management fee		0.73%	0.73%	0.73%	0.73%		0.73%
Distribution and service (12b-1) fees		0.50%	0.25%	0.50%	0.15%	[1]	none
Other expenses		4.49%	19.43%	13.79%	13.57%		13.43%
Service plan fee	[2]	0.25%	0.25%	0.15%	0.10%		0.05%
Total annual fund operating expenses		5.97%	20.66%	15.17%	14.55%		14.21%
Contractual expense reimbursement	[3]	(4.27%)	(19.21%)	(13.57%)	(13.35%)		(13.21%)
Total annual fund operating expenses after expense reimbursements		1.70%	1.45%	1.60%	1.20%		1.00%
[1]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.70%, 1.45%, 1.60%, 1.20% and 1.00% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (Prospectus - Classes R1, R2, R3, R4 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	173	1,394	2,592	5,487
Class R2	148	3,782	6,368	10,020
Class R3	163	2,989	5,270	9,226
Class R4	122	2,877	5,126	9,103
Class R5	102	2,792	5,009	8,994

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R1, Class R3, Class R4 and Class R5 shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, as applicable. Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of the predecessor fund's Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.46%.

Best quarter:  Q1 '12,  16.72%

Worst quarter: Q4 '08, -25.42%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Classes R1, R2, R3, R4 and R5)	1 Year	5 Year	10 Year
Class R1	15.11%	(1.42%)	6.73%
Class R1 After tax on distributions	15.11%	(1.42%)	6.73%
Class R1 After tax on distributions, with sale	9.82%	(1.21%)	5.94%
Class R2	15.18%	(2.27%)	5.90%
Class R3	15.21%	(1.32%)	6.84%
Class R4	15.66%	(1.01%)	7.17%
Class R5	15.91%	(0.73%)	7.48%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Class T) | (Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 11 to 12 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund) (USD $)		Class T (Prospectus - Class T)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)	Class T (Prospectus - Class T)
Management fee	0.73%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.30%
Total annual fund operating expenses	1.33%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class T (Prospectus - Class T)	629	900	1,192	2,021

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class T shares of the fund commenced operations on October 6, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class T shares. Returns for Class T shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class T (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.61%.

Best quarter:  Q1 '12,  16.84%

Worst quarter: Q4 '08, -25.48%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class T)	1 Year	5 Year	10 Year
Class T	9.78%	(2.34%)	6.34%
Class T After tax on distributions	9.78%	(2.34%)	6.34%
Class T After tax on distributions, with sale	6.36%	(1.98%)	5.58%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Prospectus - Classes A and C) | (Small Cap Opportunities Fund)
Investment objective
The fund seeks long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes A and C) (Small Cap Opportunities Fund) (USD $)	Class A		Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%
Small account fee (for fund account balances under $1,000)	20		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes A and C) (Small Cap Opportunities Fund)	Class A	Class C
Management fee	0.90%	0.90%
Distribution and service (12b-1) fees	0.30%	1.00%
Other expenses	2.34%	2.34%
Total annual fund operating expenses	3.54%	4.24%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Small Cap Opportunities Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	839	1,531	2,244	4,119
Class C	526	1,287	2,161	4,405

Kept
Expense Example, No Redemption (Small Cap Opportunities Fund) (Prospectus - Classes A and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	839	1,531	2,244	4,119
Class C	426	1,287	2,161	4,405

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $61.2 million to $5.1 billion, as of March 31, 2013). Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadvisor emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the subadvisor looks for growth companies with earnings growth and price momentum that it believes are undervalued relative to their long-term growth prospects.

The subadvisor uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructuring or pending acquisitions.

The fund may invest up to 15% of its net assets in a basket of U.S. dollar-denominated and foreign currency-denominated foreign equity and debt securities, and may invest up to 15% of net assets in bonds of any maturity rated as low as CC by Moody's and Ca by S&P and their unrated equivalents (bonds rated Ba and below by Moody's and BB and below by S&P are considered junk bonds). The fund may short-sell up to 15% of the fund's net assets for non-speculative purposes to manage volatility. The fund may make use of certain derivative instruments (investments whose value is based on securities, indexes or currencies), including bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of managing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 9.26%.

Best quarter:   Q2 '09,  28.12%

Worst quarter:  Q3 '11, -27.05%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Cap Opportunities Fund) (Prospectus - Classes A and C)	1 Year	Inception	Inception Date
Class A	6.93%	17.75%	Jan 2, 2009
Class A After tax on distributions	6.42%	14.29%	Jan 2, 2009
Class A After tax on distributions, with sale	5.17%	13.91%	Jan 2, 2009
Class C	10.77%	18.45%	Jan 2, 2009
Russell 2000 Growth Index	14.59%	17.88%	Jan 2, 2009

(Prospectus - Class I) | (Small Cap Opportunities Fund)
Investment objective
The fund seeks long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Cap Opportunities Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Opportunities Fund)	Class I (Prospectus - Class I)
Management fee	0.90%
Other expenses	2.26%
Total annual fund operating expenses	3.16%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Cap Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	319	974	1,654	3,467

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $61.2 million to $5.1 billion, as of March 31, 2013). Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadvisor emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the subadvisor looks for growth companies with earnings growth and price momentum that it believes are undervalued relative to their long-term growth prospects.

The subadvisor uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructuring or pending acquisitions.

The fund may invest up to 15% of its net assets in a basket of U.S. dollar-denominated and foreign currency-denominated foreign equity and debt securities, and may invest up to 15% of net assets in bonds of any maturity rated as low as CC by Moody's and Ca by S&P and their unrated equivalents (bonds rated Ba and below by Moody's and BB and below by S&P are considered junk bonds). The fund may short-sell up to 15% of the fund's net assets for non-speculative purposes to manage volatility. The fund may make use of certain derivative instruments (investments whose value is based on securities, indexes or currencies), including bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of managing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 9.31%.

Best quarter:   Q2 '09,  28.16%

Worst quarter:  Q3 '11, -26.97%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Cap Opportunities Fund) (Prospectus - Class I)	1 Year	Inception	Inception Date
Class I	12.96%	19.75%	Jan 2, 2009
Class I After tax on distributions	12.42%	16.18%	Jan 2, 2009
Class I After tax on distributions, with sale	9.11%	15.63%	Jan 2, 2009
Russell 2000 Growth Index	14.59%	17.88%	Jan 2, 2009

(Prospectus - Class A) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 10 to 11 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund) (USD $)		Class A (Prospectus - Class A)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class A (Prospectus - Class A)
Management fee		0.90%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.34%
Total annual fund operating expenses		1.54%
Contractual expense reimbursement	[1]	(0.04%)
Total annual fund operating expenses after expense reimbursements		1.50%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costswould be:

Sold
Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	645	958	1,294	2,240

Kept
Expense Example, No Redemption (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	645	958	1,294	2,240

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation , unless it esceeds the fund's target capitalization range, if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class A shares of the fund commenced operations on December 14, 2009. The returns prior to this date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class A shares.

Calendar year total returns ��� Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.57%.

Best quarter:   Q3 '09,  17.14%

Worst quarter:  Q3 '11, -21.53%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class A)	1 Year	5 Year	10 Year
Class A	4.79%	1.70%	8.12%
Class A After tax on distributions	4.79%	1.68%	6.68%
Class A After tax on distributions, with sale	3.11%	1.44%	6.47%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Class I) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class I (Prospectus - Class I)
Management fee		0.90%
Other expenses		0.28%
Total annual fund operating expenses		1.18%
Contractual expense reimbursement	[1]	(0.04%)
Total annual fund operating expenses after expense reimbursements		1.14%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	116	371	645	1,428

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range, if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on December 14, 2009. The returns prior to this date (through April 30, 2008) are those of FMA Small Company Portfolio's (predecessor fund) Investor shares, and the returns of the predecessor fund's Institutional shares (through December 11, 2009) that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.70%.

Best quarter:   Q3 '09,  17.25%

Worst quarter:  Q3 '11, -21.45%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class I)	1 Year	5 Year	10 Year
Class I	10.77%	3.09%	9.07%
Class I After tax on distributions	10.77%	3.07%	7.61%
Class I After tax on distributions, with sale	7.00%	2.64%	7.32%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Class R6) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund)	Class R6 (Prospectus - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class R6 (Prospectus - Class R6)
Management fee		0.90%
Other expenses		17.73%
Total annual fund operating expenses		18.63%
Contractual expense reimbursement	[1]	(17.59%)
Total annual fund operating expenses after expense reimbursements		1.04%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.04% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (Prospectus - Class R6)	106	3,470	5,979	9,806

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range, if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date (through December 11, 2009) are based on the returns of FMA Small Company Portfolio's (predecessor fund) Investor shares and the returns of the fund's Class A shares (from inception, December 14, 2009) which have been recalculated to apply the estimated gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R6 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.69%.

Best quarter:   Q3 '09,  17.25%

Worst quarter:  Q3 '11, -21.50%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class R6)	1 Year	5 Year	10 Year
Class R6	10.82%	3.15%	9.10%
Class R6 After tax on distributions	10.82%	3.12%	7.65%
Class R6 After tax on distributions, with sale	7.03%	2.69%	7.35%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Class ADV) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund) (USD $)	Class ADV (Prospectus - Class ADV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class ADV (Prospectus - Class ADV)
Management fee		0.90%
Distribution and service (12b-1) fees		0.25%
Other expenses		3.76%
Total annual fund operating expenses		4.91%
Contractual expense reimbursement	[1]	(3.57%)
Total annual fund operating expenses after expense reimbursements		1.34%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.34% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class ADV (Prospectus - Class ADV)	136	1,155	2,176	4,736

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range, if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on December 14, 2009. The returns prior to this date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Calendar year total returns ��� Class ADV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.63%.

Best quarter:   Q3 '09,  17.08%

Worst quarter:  Q3 '11, -21.53%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class ADV)	1 Year	5 Year	10 Year
Class ADV	10.49%	2.71%	8.55%
Class ADV After tax on distributions	10.49%	2.69%	7.11%
Class ADV After tax on distributions, with sale	6.82%	2.31%	6.87%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Prospectus - Classes R1, R2, R3, R4 and R5) (Small Company Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus - Classes R1, R2, R3, R4 and R5) (Small Company Fund)		Class R1		Class R2		Class R3	Class R4		Class R5
Management fee		0.90%		0.90%		0.90%	0.90%		0.90%
Distribution and service (12b-1) fees		0.50%		0.25%		0.50%	0.15%	[1]	none
Other expenses		2.80%		19.07%		3.60%	17.61%		6.86%
Service plan fee		0.25%	[2]	0.25%	[2]	0.15%	0.10%	[2]	0.05%	[2]
Total annual fund operating expenses		4.45%		20.47%		5.15%	18.76%		7.81%
Contractual expense reimbursement	[3]	(2.65%)		(18.92%)		(3.45%)	(17.46%)		(6.71%)
Total annual fund operating expenses after expense reimbursements		1.80%		1.55%		1.70%	1.30%		1.10%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.80%, 1.55% , 1.70%, 1.30% and 1.10% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (Prospectus - Classes R1, R2, R3, R4 and R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	183	1,106	2,040	4,420
Class R2	158	3,763	6,339	10,005
Class R3	173	1,235	2,294	4,929
Class R4	132	3,521	6,035	9,836
Class R5	112	1,690	3,180	6,554

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation unless it exceeds the fund's target capitalization range if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R1, Class R3, Class R4 and Class R5 shares of the fund commenced operations on April 30, 2010; Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to these dates (through December 14, 2009) are those of FMA Small Company Portfolio's (predecessor fund) Investor shares, and the returns of the fund's Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class R1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.50%.

Best quarter:   Q3 '09,  17.02%

Worst quarter:  Q3 '11, -21.63%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Classes R1, R2, R3, R4 and R5)	1 Year	5 Year	10 Year
Class R1	9.99%	2.33%	8.23%
Class R1 After tax on distributions	9.99%	2.32%	6.79%
Class R1 After tax on distributions, with sale	6.49%	1.99%	6.59%
Class R2	9.97%	1.42%	7.17%
Class R3	10.13%	2.44%	8.34%
Class R4	10.49%	2.76%	8.67%
Class R5	10.77%	3.05%	8.99%
Russell 2000 Index	16.35%	3.56%	9.72%

(Prospectus - Class A) | (Strategic Growth Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Strategic Growth Fund) (USD $)		Class A (Prospectus - Class A)
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Growth Fund)		Class A (Prospectus - Class A)
Management fee		0.71%
Distribution and service (12b-1) fees		0.30%
Other expenses		1.00%
Total annual fund operating expenses		2.01%
Contractual expense reimbursement	[1]	(0.71%)
Total annual fund operating expenses after expense reimbursements		1.30%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.30% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Strategic Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	626	1,034	1,466	2,667

Kept
Expense Example, No Redemption (Strategic Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (Prospectus - Class A)	626	1,034	1,466	2,667

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $321.4 million to $415.6 billion, as of March 31, 2013, and is expected to change frequently. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast time frame for a stock's full valuation is extended beyond the subadvisor's expectations.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector investing risk Because the fund may at times focus on a single sector of the economy, its performance may depend in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would if the fund diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M. Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.86%.

Best quarter:   Q1 '12, 18.79%

Worst quarter:  Q2 '12, -5.77%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Strategic Growth Fund) (Prospectus - Class A)	1 Year	Inception	Inception Date
Class A	9.06%	11.00%	Dec 19, 2011
Class A After tax on distributions	9.02%	10.95%	Dec 19, 2011
Class A After tax on distributions, with sale	5.95%	9.35%	Dec 19, 2011
Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)	15.26%	17.50%	Dec 19, 2011

(Prospectus - Class I) | (Strategic Growth Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Strategic Growth Fund)	Class I (Prospectus - Class I)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Growth Fund)		Class I (Prospectus - Class I)
Management fee		0.71%
Other expenses		5.17%
Total annual fund operating expenses		5.88%
Contractual expense reimbursement	[1]	(4.94%)
Total annual fund operating expenses after expense reimbursements		0.94%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.94% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Strategic Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I (Prospectus - Class I)	96	1,309	2,501	5,389

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $321.4 million to $415.6 billion, as of March 31, 2013, and is expected to change frequently. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast time frame for a stock's full valuation is extended beyond the subadvisor's expectations.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector investing risk Because the fund may at times focus on a single sector of the economy, its performance may depend in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would if the fund diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class I (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.01%.

Best quarter:   Q1 '12, 18.98%

Worst quarter:  Q2 '12, -5.76%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Strategic Growth Fund) (Prospectus - Class I)	1 Year	Inception	Inception Date
Class I	15.25%	17.05%	Dec 19, 2011
Class I After tax on distributions	15.18%	16.98%	Dec 19, 2011
Class I After tax on distributions, with sale	10.01%	14.50%	Dec 19, 2011
Russell 1000 Growth Index	15.26%	17.50%	Dec 19, 2011

(Core High Yield Fund)
Investment objective
The fund seeks total return, consisting of a high level of current income and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Core High Yield Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core High Yield Fund)		Class NAV (Prospectus - Class NAV)
Management fee		0.65%
Other expenses	[1]	0.18%
Total annual fund operating expenses		0.83%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Core High Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	85	265	460	1,025

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.87%.

Best quarter:   Q3 '10,  7.94%

Worst quarter:  Q3 '11, -5.03%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Core High Yield Fund) (Prospectus - Class NAV)	1 Year	Inception	Inception Date
Class NAV	15.93%	19.05%	Apr 30, 2009
Class NAV After tax on distributions	12.78%	13.34%	Apr 30, 2009
Class NAV After tax on distributions, with sale	10.24%	13.04%	Apr 30, 2009
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	15.55%	19.06%	Apr 30, 2009

(Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.70%
Other expenses	0.04%
Total annual fund operating expenses	0.74%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	76	237	411	918

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 11.06%.

Best quarter:   Q1 '12,  14.29%

Worst quarter:  Q3 '11, -17.04%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class NAV)	1 Year	Inception	Inception Date
Class NAV	20.05%	15.75%	May 29, 2009
Class NAV After tax on distributions	18.84%	15.02%	May 29, 2009
Class NAV After tax on distributions, with sale	13.79%	13.43%	May 29, 2009
Russell 1000 Value Index	17.51%	15.68%	May 29, 2009
S&P 500 Index	16.00%	15.95%	May 29, 2009

(Disciplined Value Mid Cap Fund)
Investment objective
To seek long-term growth of capital with
current income as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Mid Cap Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Mid Cap Fund)		Class NAV (Prospectus - Class NAV)
Management fee		0.76%
Other expenses	[1]	0.05%
Total annual fund operating expenses		0.81%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Mid Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	83	259	450	1,002

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.51%.

Best quarter:   Q2 '09,  19.76%

Worst quarter:  Q4 '08, -28.81%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Mid Cap Fund) (Prospectus - Class NAV)	1 Year	5 Year	10 Year
Class NAV	18.60%	7.23%	12.38%
Class NAV After tax on distributions	18.54%	7.08%	10.67%
Class NAV After tax on distributions, with sale	12.16%	6.15%	10.23%
Russell Midcap Value Index	18.51%	3.79%	10.63%

(Global Shareholder Yield Fund)
Investment objective
The primary objective of the fund is to seek to provide a high level of income.
Capital appreciation is a secondary investment objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Shareholder Yield Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Shareholder Yield Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.81%
Other expenses	0.09%
Total annual fund operating expenses	0.90%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Shareholder Yield Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	92	287	498	1,108

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.04%.

Best quarter:   Q3 '10,  14.53%

Worst quarter:  Q4 '08, -14.20%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Global Shareholder Yield Fund) (Prospectus - Class NAV)	1 Year	Inception	Inception Date
Class NAV	10.74%	4.26%	Apr 28, 2008
Class NAV After tax on distributions	9.48%	3.00%	Apr 28, 2008
Class NAV After tax on distributions, with sale	6.95%	2.86%	Apr 28, 2008
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	0.13%	Apr 28, 2008

(International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Core Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.89%
Other expenses	0.14%
Total annual fund operating expenses	1.03%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	105	328	569	1,259

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.

Best quarter:   Q2 '09, 20.90%

Worst quarter:  Q3 '11, -19.57%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Class NAV)	1 Year	5 Year	Inception	Inception Date
Class NAV	14.65%	(3.80%)	0.14%	Aug 29, 2006
Class NAV After tax on distributions	13.16%	(5.05%)	(1.27%)	Aug 29, 2006
Class NAV After tax on distributions, with sale	9.51%	(3.88%)	(0.55%)	Aug 29, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	0.87%	Aug 29, 2006

(International Value Equity Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Value Equity Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Value Equity Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.88%
Other expenses	0.20%
Total annual fund operating expenses	1.08%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	110	343	595	1,317

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

Class NAV shares of the fund commenced operations on December 16, 2011. The returns prior to that date are those of Optique International Value Fund, which was reorganized into the fund on February 11, 2011, and the fund's Class A shares (from inception, February 14, 2011) that in the latter case have been recalculated to apply the gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.73%.

Best quarter:   Q2 '09,  29.56%

Worst quarter:  Q4 '08, -22.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Value Equity Fund) (Prospectus - Class NAV)	1 Year	5 Year	10 Year
Class NAV	17.85%	(1.36%)	9.02%
Class NAV After tax on distributions	16.58%	(4.13%)	6.74%
Class NAV After tax on distributions, with sale	11.59%	(2.76%)	6.90%
MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)	17.02%	(2.93%)	9.10%
MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)	18.07%	(3.09%)	9.69%

(Rainier Growth Fund)
Investment objective
To seek to maximize long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Rainier Growth Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Rainier Growth Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.73%
Other expenses	0.06%
Total annual fund operating expenses	0.79%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Rainier Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	81	252	439	978

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class NAV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares that have been recalculated to apply the gross fees and expenses of Class NAV shares.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.71%.

Best quarter:   Q1 '12,  16.98%

Worst quarter:  Q4 '08, -25.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Rainier Growth Fund) (Prospectus - Class NAV)	1 Year	5 Year	10 Year
Class NAV	16.14%	(0.53%)	7.91%
Class NAV After tax on distributions	16.09%	(0.56%)	7.89%
Class NAV After tax on distributions, with sale	10.49%	(0.47%)	7.00%
Russell 1000 Growth Index	15.26%	3.12%	7.52%
S&P 500 Index	16.00%	1.66%	7.10%

(Small Company Fund)
Investment objective
The fund seeks maximum long-term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Small Company Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Fund)		Class NAV (Prospectus - Class NAV)
Management fee		0.90%
Other expenses	[1]	0.12%
Total annual fund operating expenses		1.02%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	104	325	563	1,248

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range if it believes the company has growth potential.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009) and the fund's Class A shares (from inception, December 14, 2009) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.66%.

Best quarter:   Q3 '09,  17.28%

Worst quarter:  Q3 '11, -21.47%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Small Company Fund) (Prospectus - Class NAV)	1 Year	5 Year	10 Year
Class NAV	10.64%	3.16%	9.15%
Class NAV After tax on distributions	10.64%	3.14%	7.70%
Class NAV After tax on distributions, with sale	6.92%	2.69%	7.39%
Russell 2000 Index	16.35%	3.56%	9.72%

(Strategic Growth Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Strategic Growth Fund)	Class NAV (Prospectus - Class NAV)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Growth Fund)	Class NAV (Prospectus - Class NAV)
Management fee	0.71%
Other expenses	0.07%
Total annual fund operating expenses	0.78%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Strategic Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class NAV (Prospectus - Class NAV)	80	249	433	966

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $321.4 million to $415.6 billion, as of March 31, 2013, and is expected to change frequently. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach which encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector investing risk Because the fund may at times focus on a single sector of the economy, its performance may depend in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would if the fund diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class NAV (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.01%.

Best quarter:   Q1 '12, 18.98%

Worst quarter:  Q2 '12,  5.67%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Strategic Growth Fund) (Prospectus - Class NAV)	1 Year	Inception	Inception Date
Class NAV	15.44%	17.24%	Dec 19, 2011
Class NAV After tax on distributions	15.21%	17.00%	Dec 19, 2011
Class NAV After tax on distributions, with sale	10.04%	14.53%	Dec 19, 2011
Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)	15.26%	17.50%	Dec 19, 2011

(Disciplined Value Fund)
Investment objective
The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Current income is a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Disciplined Value Fund)	Class 1 (Prospectus - Class 1)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Value Fund)		Class 1 (Prospectus - Class 1)
Management fee		0.70%
Distribution and service (12b-1) fees		0.05%
Other expenses	[1]	0.05%
Total annual fund operating expenses		0.80%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Disciplined Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 (Prospectus - Class 1)	82	255	444	990

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 13 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns ��� Class 1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.97%.

Best quarter:   Q2 '09,  18.05%

Worst quarter:  Q4 '08, -20.61%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Disciplined Value Fund) (Prospectus - Class 1)	1 Year	5 Year	10 Year
Class 1	20.06%	2.92%	8.82%
Class 1 After tax on distributions	19.31%	2.62%	7.92%
Class 1 After tax on distributions, with sale	14.03%	2.44%	7.51%
Russell 1000 Value Index	17.51%	0.59%	7.38%
S&P 500 Index	16.00%	1.66%	7.10%

(International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Core Fund)	Class 1 (Prospectus - Class 1)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Fund)	Class 1 (Prospectus - Class 1)
Management fee	0.89%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.14%
Total annual fund operating expenses	1.08%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 (Prospectus - Class 1)	110	343	595	1,317

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 13 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns ��� Class 1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.

Best quarter:   Q2 '09,  20.89%

Worst quarter:  Q3 '11, -19.56%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Core Fund) (Prospectus - Class 1)	1 Year	5 Year	Inception	Inception Date
Class 1	14.59%	(3.85%)	(0.46%)	Nov 6, 2006
Class 1 After tax on distributions	13.11%	(5.09%)	(1.90%)	Nov 6, 2006
Class 1 After tax on distributions, with sale	9.47%	(3.92%)	(1.08%)	Nov 6, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	0.15%	Nov 6, 2006

(International Growth Fund)
Investment objective
To seek high total return primarily through capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (International Growth Fund)	Class 1 (Prospectus - Class 1)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Fund)		Class 1 (Prospectus - Class 1)
Management fee		0.91%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.23%
Total annual fund operating expenses		1.19%
Contractual expense reimbursement	[1]	(0.04%)
Total annual fund operating expenses after expense reimbursements		1.15%
[1]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.15% for Class 1 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 (Prospectus - Class 1)	117	374	650	1,440

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 13 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure equity performance of developed markets, excluding the U.S. and Canada.

Calendar year total returns ��� Class 1 (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.71%.

Best quarter:   Q3 '10,  17.79%

Worst quarter:  Q3 '08, -19.27%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (International Growth Fund) (Prospectus - Class 1)	1 Year	5 Year	Inception	Inception Date
Class 1	20.00%	(0.85%)	4.19%	Jun 12, 2006
Class 1 After tax on distributions	18.07%	(1.64%)	3.07%	Jun 12, 2006
Class 1 After tax on distributions, with sale	14.25%	(1.11%)	3.04%	Jun 12, 2006
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	1.97%	Jun 12, 2006
MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)	17.28%	(2.74%)	2.79%	Jun 12, 2006

Shareholder Fees (USD $)	0 Months Ended
	Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	$ 20
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (International Core Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
(Prospectus - Class R6) | (International Core Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (International Growth Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	5.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class A) | (Small Company Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Class I) | (Small Company Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]
Small account fee (for fund account balances under $1,000)	$ 20
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class 1) | (International Core Fund) | Class 1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

[1]	(on certain purchases, including those of $1 million or more)

Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Operating Expenses:
Management fee	0.80%	[1]
Distribution and service (12b-1) fees	0.30%
Other expenses	0.32%
Total annual fund operating expenses	1.42%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.42%
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Operating Expenses:
Management fee	0.80%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.48%
Total annual fund operating expenses	2.28%
Contractual expense reimbursement	(0.16%)	[2]
Total annual fund operating expenses after expense reimbursements	2.12%
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Operating Expenses:
Management fee	0.80%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual fund operating expenses	2.14%
Contractual expense reimbursement	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursements	2.12%
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Operating Expenses:
Management fee	0.80%	[1]
Other expenses	0.24%
Total annual fund operating expenses	1.04%
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Operating Expenses:
Management fee	0.80%	[1]
Other expenses	9.57%
Total annual fund operating expenses	10.37%
Contractual expense reimbursement	(9.40%)	[3]
Total annual fund operating expenses after expense reimbursements	0.97%
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Operating Expenses:
Management fee	0.80%	[4]
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	18.36%
Total annual fund operating expenses	19.66%
Contractual expense reimbursement	(18.19%)	[5]
Total annual fund operating expenses after expense reimbursements	1.47%
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Operating Expenses:
Management fee	0.08%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.12%
Acquired fund fees and expenses	0.99%	[6]
Total annual fund operating expenses	2.49%
Contractual expense reimbursement	(0.87%)	[7]
Total annual fund operating expenses after expense reimbursements	1.62%
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Operating Expenses:
Management fee	0.08%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.56%
Acquired fund fees and expenses	0.99%	[6]
Total annual fund operating expenses	3.63%
Contractual expense reimbursement	(1.31%)	[7]
Total annual fund operating expenses after expense reimbursements	2.32%
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Operating Expenses:
Management fee	0.08%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.20%
Acquired fund fees and expenses	0.99%	[6]
Total annual fund operating expenses	3.27%
Contractual expense reimbursement	(0.95%)	[7]
Total annual fund operating expenses after expense reimbursements	2.32%
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Operating Expenses:
Management fee	0.08%
Other expenses	4.60%
Acquired fund fees and expenses	0.99%	[6]
Total annual fund operating expenses	5.67%
Contractual expense reimbursement	(4.41%)	[8]
Total annual fund operating expenses after expense reimbursements	1.26%
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.39%
Total annual fund operating expenses	1.58%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.58%
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.05%
Total annual fund operating expenses	2.94%
Contractual expense reimbursement	(0.64%)	[9]
Total annual fund operating expenses after expense reimbursements	2.30%
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.88%
Total annual fund operating expenses	2.77%
Contractual expense reimbursement	(0.47%)	[9]
Total annual fund operating expenses after expense reimbursements	2.30%
(Prospectus - Class I) | (International Core Fund) | Class I
Operating Expenses:
Management fee	0.89%
Other expenses	0.28%
Total annual fund operating expenses	1.17%
(Prospectus - Class R6) | (International Core Fund) | Class R6
Operating Expenses:
Management fee	0.89%
Other expenses	21.08%
Total annual fund operating expenses	21.97%
Contractual expense reimbursement	(20.85%)	[10]
Total annual fund operating expenses after expense reimbursements	1.12%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[4]
Other expenses	5.75%
Total annual fund operating expenses	7.39%
Contractual expense reimbursement	(5.49%)	[11]
Total annual fund operating expenses after expense reimbursements	1.90%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R2
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	19.56%
Total annual fund operating expenses	20.95%
Contractual expense reimbursement	(19.30%)	[11]
Total annual fund operating expenses after expense reimbursements	1.65%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R3
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%	[4]
Other expenses	45.96%
Total annual fund operating expenses	47.50%
Contractual expense reimbursement	(45.70%)	[11]
Total annual fund operating expenses after expense reimbursements	1.80%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R4
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.15%	[12]
Service plan fee	0.10%	[4]
Other expenses	41.29%
Total annual fund operating expenses	42.43%
Contractual expense reimbursement	(41.03%)	[11]
Total annual fund operating expenses after expense reimbursements	1.40%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R5
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[4]
Other expenses	20.22%
Total annual fund operating expenses	21.16%
Contractual expense reimbursement	(19.96%)	[11]
Total annual fund operating expenses after expense reimbursements	1.20%
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Operating Expenses:
Management fee	0.91%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.47%
Total annual fund operating expenses	1.68%
Contractual expense reimbursement	(0.08%)	[13]
Total annual fund operating expenses after expense reimbursements	1.60%
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Operating Expenses:
Management fee	0.91%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.01%
Total annual fund operating expenses	3.92%
Contractual expense reimbursement	(1.62%)	[13]
Total annual fund operating expenses after expense reimbursements	2.30%
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Operating Expenses:
Management fee	0.91%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.41%
Total annual fund operating expenses	3.32%
Contractual expense reimbursement	(1.02%)	[13]
Total annual fund operating expenses after expense reimbursements	2.30%
(Prospectus - Class I) | (International Growth Fund) | Class I
Operating Expenses:
Management fee	0.91%
Other expenses	0.36%
Total annual fund operating expenses	1.27%
Contractual expense reimbursement	(0.03%)	[14]
Total annual fund operating expenses after expense reimbursements	1.24%
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Operating Expenses:
Management fee	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual fund operating expenses	1.30%
Contractual expense reimbursement	(0.12%)	[15]
Total annual fund operating expenses after expense reimbursements	1.18%
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Operating Expenses:
Management fee	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.47%	[16]
Total annual fund operating expenses	2.12%
Contractual expense reimbursement	(0.19%)	[15]
Total annual fund operating expenses after expense reimbursements	1.93%
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Operating Expenses:
Management fee	0.65%
Other expenses	0.42%
Total annual fund operating expenses	1.07%
Contractual expense reimbursement	(0.20%)	[17]
Total annual fund operating expenses after expense reimbursements	0.87%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.20%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.20%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.38%
Total annual fund operating expenses	2.08%
Contractual expense reimbursement	(0.03%)	[18]
Total annual fund operating expenses after expense reimbursements	2.05%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual fund operating expenses	1.98%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.98%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Operating Expenses:
Management fee	0.70%
Other expenses	0.17%
Total annual fund operating expenses	0.87%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Operating Expenses:
Management fee	0.70%
Other expenses	0.22%
Total annual fund operating expenses	0.92%
Contractual expense reimbursement	(0.07%)
Total annual fund operating expenses after expense reimbursements	0.85%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Operating Expenses:
Management fee	0.70%
Other expenses	0.12%
Total annual fund operating expenses	0.82%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[4]
Other expenses	0.41%
Total annual fund operating expenses	1.86%
Contractual expense reimbursement	(0.29%)	[19]
Total annual fund operating expenses after expense reimbursements	1.57%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R2
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	2.07%
Total annual fund operating expenses	3.27%
Contractual expense reimbursement	(1.95%)	[19]
Total annual fund operating expenses after expense reimbursements	1.32%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R3
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%	[4]
Other expenses	1.04%
Total annual fund operating expenses	2.39%
Contractual expense reimbursement	(0.92%)	[19]
Total annual fund operating expenses after expense reimbursements	1.47%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R4
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.15%	[12]
Service plan fee	0.10%	[4]
Other expenses	0.60%
Total annual fund operating expenses	1.55%
Contractual expense reimbursement	(0.48%)	[19]
Total annual fund operating expenses after expense reimbursements	1.07%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R5
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[4]
Other expenses	0.08%
Total annual fund operating expenses	0.83%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	0.83%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual fund operating expenses	1.27%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual fund operating expenses	2.08%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Operating Expenses:
Management fee	0.76%
Other expenses	0.17%
Total annual fund operating expenses	0.93%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Operating Expenses:
Management fee	0.76%
Other expenses	0.13%
Total annual fund operating expenses	0.89%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.25%
Other expenses	2.73%
Total annual fund operating expenses	3.74%
Contractual expense reimbursement	(2.49%)	[20]
Total annual fund operating expenses after expense reimbursements	1.25%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	1.10%
Total annual fund operating expenses	2.36%
Contractual expense reimbursement	(0.96%)	[21]
Total annual fund operating expenses after expense reimbursements	1.40%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.15%	[12]
Service plan fee	0.10%
Other expenses	0.17%	[22]
Total annual fund operating expenses	1.18%
Contractual expense reimbursement	(0.03%)	[21]
Total annual fund operating expenses after expense reimbursements	1.15%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.11%	[23]
Total annual fund operating expenses	16.62%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.11%	[23]
Total annual fund operating expenses	16.52%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Operating Expenses:
Management fee	0.76%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.11%	[23]
Total annual fund operating expenses	15.92%
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Operating Expenses:
Management fee	0.88%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.86%
Total annual fund operating expenses	1.99%
Contractual expense reimbursement	(0.39%)	[24]
Total annual fund operating expenses after expense reimbursements	1.60%
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Operating Expenses:
Management fee	0.88%
Other expenses	1.20%
Total annual fund operating expenses	2.08%
Contractual expense reimbursement	(0.79%)	[25]
Total annual fund operating expenses after expense reimbursements	1.29%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Operating Expenses:
Management fee	0.88%
Other expenses	0.32%	[26]
Total annual fund operating expenses	1.20%
Contractual expense reimbursement	(0.10%)	[27]
Total annual fund operating expenses after expense reimbursements	1.10%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Operating Expenses:
Management fee	0.88%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	0.32%	[28]
Total annual fund operating expenses	1.70%
Contractual expense reimbursement	(0.02%)	[29]
Total annual fund operating expenses after expense reimbursements	1.68%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Operating Expenses:
Management fee	0.88%
Distribution and service (12b-1) fees	0.15%	[30]
Service plan fee	0.10%
Other expenses	0.32%	[28]
Total annual fund operating expenses	1.45%
Contractual expense reimbursement	(0.02%)	[29]
Total annual fund operating expenses after expense reimbursements	1.43%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	0.30%
Other expenses	5.55%	[31]
Total annual fund operating expenses	6.60%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	5.55%	[31]
Total annual fund operating expenses	7.30%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	5.55%	[31]
Total annual fund operating expenses	7.30%
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Operating Expenses:
Management fee	0.75%
Other expenses	5.53%	[31]
Total annual fund operating expenses	6.28%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.25%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual fund operating expenses	2.06%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual fund operating expenses	2.07%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Operating Expenses:
Management fee	0.73%
Other expenses	0.18%
Total annual fund operating expenses	0.91%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Operating Expenses:
Management fee	0.73%
Other expenses	0.60%
Total annual fund operating expenses	1.33%
Contractual expense reimbursement	(0.47%)	[32]
Total annual fund operating expenses after expense reimbursements	0.86%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual fund operating expenses	1.33%
Contractual expense reimbursement	(0.19%)	[33]
Total annual fund operating expenses after expense reimbursements	1.14%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[4]
Other expenses	4.49%
Total annual fund operating expenses	5.97%
Contractual expense reimbursement	(4.27%)	[34]
Total annual fund operating expenses after expense reimbursements	1.70%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R2
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	19.43%
Total annual fund operating expenses	20.66%
Contractual expense reimbursement	(19.21%)	[34]
Total annual fund operating expenses after expense reimbursements	1.45%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R3
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%	[4]
Other expenses	13.79%
Total annual fund operating expenses	15.17%
Contractual expense reimbursement	(13.57%)	[34]
Total annual fund operating expenses after expense reimbursements	1.60%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R4
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.15%	[35]
Service plan fee	0.10%	[4]
Other expenses	13.57%
Total annual fund operating expenses	14.55%
Contractual expense reimbursement	(13.35%)	[34]
Total annual fund operating expenses after expense reimbursements	1.20%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R5
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[4]
Other expenses	13.43%
Total annual fund operating expenses	14.21%
Contractual expense reimbursement	(13.21%)	[34]
Total annual fund operating expenses after expense reimbursements	1.00%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Operating Expenses:
Management fee	0.73%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.30%
Total annual fund operating expenses	1.33%
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.30%
Other expenses	2.34%
Total annual fund operating expenses	3.54%
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.34%
Total annual fund operating expenses	4.24%
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Operating Expenses:
Management fee	0.90%
Other expenses	2.26%
Total annual fund operating expenses	3.16%
(Prospectus - Class A) | (Small Company Fund) | Class A
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.34%
Total annual fund operating expenses	1.54%
Contractual expense reimbursement	(0.04%)	[36]
Total annual fund operating expenses after expense reimbursements	1.50%
(Prospectus - Class I) | (Small Company Fund) | Class I
Operating Expenses:
Management fee	0.90%
Other expenses	0.28%
Total annual fund operating expenses	1.18%
Contractual expense reimbursement	(0.04%)	[37]
Total annual fund operating expenses after expense reimbursements	1.14%
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Operating Expenses:
Management fee	0.90%
Other expenses	17.73%
Total annual fund operating expenses	18.63%
Contractual expense reimbursement	(17.59%)	[38]
Total annual fund operating expenses after expense reimbursements	1.04%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	3.76%
Total annual fund operating expenses	4.91%
Contractual expense reimbursement	(3.57%)	[39]
Total annual fund operating expenses after expense reimbursements	1.34%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[4]
Other expenses	2.80%
Total annual fund operating expenses	4.45%
Contractual expense reimbursement	(2.65%)	[40]
Total annual fund operating expenses after expense reimbursements	1.80%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R2
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[4]
Other expenses	19.07%
Total annual fund operating expenses	20.47%
Contractual expense reimbursement	(18.92%)	[40]
Total annual fund operating expenses after expense reimbursements	1.55%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R3
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	3.60%
Total annual fund operating expenses	5.15%
Contractual expense reimbursement	(3.45%)	[40]
Total annual fund operating expenses after expense reimbursements	1.70%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R4
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	0.15%	[12]
Service plan fee	0.10%	[4]
Other expenses	17.61%
Total annual fund operating expenses	18.76%
Contractual expense reimbursement	(17.46%)	[40]
Total annual fund operating expenses after expense reimbursements	1.30%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R5
Operating Expenses:
Management fee	0.90%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[4]
Other expenses	6.86%
Total annual fund operating expenses	7.81%
Contractual expense reimbursement	(6.71%)	[40]
Total annual fund operating expenses after expense reimbursements	1.10%
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Operating Expenses:
Management fee	0.71%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.00%
Total annual fund operating expenses	2.01%
Contractual expense reimbursement	(0.71%)	[41]
Total annual fund operating expenses after expense reimbursements	1.30%
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Operating Expenses:
Management fee	0.71%
Other expenses	5.17%
Total annual fund operating expenses	5.88%
Contractual expense reimbursement	(4.94%)	[42]
Total annual fund operating expenses after expense reimbursements	0.94%
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Operating Expenses:
Management fee	0.89%
Other expenses	0.14%
Total annual fund operating expenses	1.03%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Operating Expenses:
Management fee	0.88%
Other expenses	0.20%
Total annual fund operating expenses	1.08%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Operating Expenses:
Management fee	0.90%
Other expenses	0.12%	[43]
Total annual fund operating expenses	1.02%
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Operating Expenses:
Management fee	0.65%
Other expenses	0.18%	[43]
Total annual fund operating expenses	0.83%
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Operating Expenses:
Management fee	0.70%
Other expenses	0.04%
Total annual fund operating expenses	0.74%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Operating Expenses:
Management fee	0.76%
Other expenses	0.05%	[43]
Total annual fund operating expenses	0.81%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Operating Expenses:
Management fee	0.73%
Other expenses	0.06%
Total annual fund operating expenses	0.79%
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Operating Expenses:
Management fee	0.71%
Other expenses	0.07%
Total annual fund operating expenses	0.78%
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Operating Expenses:
Management fee	0.81%
Other expenses	0.09%
Total annual fund operating expenses	0.90%
(Prospectus - Class 1) | (International Core Fund) | Class 1
Operating Expenses:
Management fee	0.89%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.14%
Total annual fund operating expenses	1.08%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.05%	[44]
Total annual fund operating expenses	0.80%
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Operating Expenses:
Management fee	0.91%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.23%
Total annual fund operating expenses	1.19%
Contractual expense reimbursement	(0.04%)	[45]
Total annual fund operating expenses after expense reimbursements	1.15%

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
[2]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.12% and 2.12% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.97% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	"Service plan fee" has been restated to reflect maximum allowable fees.
[5]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.47% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[7]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.63%, 1.33% and 1.33% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[8]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.27% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[9]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.30% and 2.30% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[10]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.12% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[11]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.90%, 1.65%, 1.80%, 1.40% and 1.20% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[12]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[13]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60%, 2.30% and 2.30% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[14]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.24% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expies on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[15]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.18% and 1.93% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[16]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[17]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.87% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[18]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.05% for Class B shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[19]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32% , 1.47% and 1.07% for Class R1, Class R2, Class R3 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[20]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.25% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[21]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.40% and 1.15% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[22]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[23]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[24]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[25]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.29% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[26]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[27]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.
[28]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
[29]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.68% and 1.43% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.
[30]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[31]	"Other expenses" include 0.01% of Acquired fund fees and expenses.
[32]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.86% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[33]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[34]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.70%, 1.45%, 1.60%, 1.20% and 1.00% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[35]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[36]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[37]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[38]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.04% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[39]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.34% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[40]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.80%, 1.55% , 1.70%, 1.30% and 1.10% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[41]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.30% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[42]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.94% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[43]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[44]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
[45]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.15% for Class 1 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense Example (USD $)	0 Months Ended
Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,238
Expense Example, with Redemption, 10 Years	2,117
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	715
Expense Example, with Redemption, 3 Years	997
Expense Example, with Redemption, 5 Years	1,406
Expense Example, with Redemption, 10 Years	2,387
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	2,471
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	2,142
Expense Example, with Redemption, 5 Years	3,972
Expense Example, with Redemption, 10 Years	7,753
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	3,645
Expense Example, with Redemption, 5 Years	6,192
Expense Example, with Redemption, 10 Years	9,927
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	1,158
Expense Example, with Redemption, 5 Years	1,685
Expense Example, with Redemption, 10 Years	3,122
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	735
Expense Example, with Redemption, 3 Years	1,291
Expense Example, with Redemption, 5 Years	1,967
Expense Example, with Redemption, 10 Years	3,549
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	335
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,625
Expense Example, with Redemption, 10 Years	3,503
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	1,297
Expense Example, with Redemption, 5 Years	2,450
Expense Example, with Redemption, 10 Years	5,265
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,317
Expense Example, with Redemption, 10 Years	2,284
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	733
Expense Example, with Redemption, 3 Years	1,149
Expense Example, with Redemption, 5 Years	1,692
Expense Example, with Redemption, 10 Years	2,892
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	815
Expense Example, with Redemption, 5 Years	1,423
Expense Example, with Redemption, 10 Years	3,065
(Prospectus - Class I) | (International Core Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
(Prospectus - Class R6) | (International Core Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	3,937
Expense Example, with Redemption, 5 Years	6,572
Expense Example, with Redemption, 10 Years	10,113
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	1,681
Expense Example, with Redemption, 5 Years	3,098
Expense Example, with Redemption, 10 Years	6,355
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	3,835
Expense Example, with Redemption, 5 Years	6,426
Expense Example, with Redemption, 10 Years	10,045
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	6,263
Expense Example, with Redemption, 5 Years	8,273
Expense Example, with Redemption, 10 Years	9,204
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	5,958
Expense Example, with Redemption, 5 Years	8,227
Expense Example, with Redemption, 10 Years	9,542
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	3,834
Expense Example, with Redemption, 5 Years	6,443
Expense Example, with Redemption, 10 Years	10,059
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	996
Expense Example, with Redemption, 5 Years	1,360
Expense Example, with Redemption, 10 Years	2,381
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	733
Expense Example, with Redemption, 3 Years	1,347
Expense Example, with Redemption, 5 Years	2,079
Expense Example, with Redemption, 10 Years	3,544
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,643
Expense Example, with Redemption, 10 Years	3,544
(Prospectus - Class I) | (International Growth Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,531
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	565
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	1,937
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	646
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	2,437
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,288
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	616
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	1,882
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	708
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	2,183
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,306
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,125
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	2,156
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	3,434
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	2,656
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	842
Expense Example, with Redemption, 10 Years	1,906
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	623
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,162
Expense Example, with Redemption, 10 Years	1,957
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,410
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,719
Expense Example, with Redemption, 10 Years	3,824
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	1,173
Expense Example, with Redemption, 10 Years	2,623
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,534
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	1,565
Expense Example, with Redemption, 3 Years	4,172
Expense Example, with Redemption, 5 Years	6,208
Expense Example, with Redemption, 10 Years	9,555
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	1,557
Expense Example, with Redemption, 3 Years	4,153
Expense Example, with Redemption, 5 Years	6,186
Expense Example, with Redemption, 10 Years	9,540
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	1,505
Expense Example, with Redemption, 3 Years	4,040
Expense Example, with Redemption, 5 Years	6,052
Expense Example, with Redemption, 10 Years	9,446
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	1,057
Expense Example, with Redemption, 5 Years	1,485
Expense Example, with Redemption, 10 Years	2,671
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	1,046
Expense Example, with Redemption, 10 Years	2,348
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,446
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	921
Expense Example, with Redemption, 10 Years	2,007
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,835
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	1,122
Expense Example, with Redemption, 3 Years	2,336
Expense Example, with Redemption, 5 Years	3,512
Expense Example, with Redemption, 10 Years	6,291
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	1,210
Expense Example, with Redemption, 3 Years	2,395
Expense Example, with Redemption, 5 Years	3,624
Expense Example, with Redemption, 10 Years	6,407
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	819
Expense Example, with Redemption, 3 Years	2,115
Expense Example, with Redemption, 5 Years	3,446
Expense Example, with Redemption, 10 Years	6,513
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	624
Expense Example, with Redemption, 3 Years	1,848
Expense Example, with Redemption, 5 Years	3,041
Expense Example, with Redemption, 10 Years	5,892
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	621
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,936
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,308
Expense Example, with Redemption, 10 Years	2,182
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,400
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,560
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Expense Example:
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,585
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	1,394
Expense Example, with Redemption, 5 Years	2,592
Expense Example, with Redemption, 10 Years	5,487
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	3,782
Expense Example, with Redemption, 5 Years	6,368
Expense Example, with Redemption, 10 Years	10,020
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	2,989
Expense Example, with Redemption, 5 Years	5,270
Expense Example, with Redemption, 10 Years	9,226
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	2,877
Expense Example, with Redemption, 5 Years	5,126
Expense Example, with Redemption, 10 Years	9,103
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	2,792
Expense Example, with Redemption, 5 Years	5,009
Expense Example, with Redemption, 10 Years	8,994
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Expense Example:
Expense Example, with Redemption, 1 Year	629
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	2,021
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	839
Expense Example, with Redemption, 3 Years	1,531
Expense Example, with Redemption, 5 Years	2,244
Expense Example, with Redemption, 10 Years	4,119
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	526
Expense Example, with Redemption, 3 Years	1,287
Expense Example, with Redemption, 5 Years	2,161
Expense Example, with Redemption, 10 Years	4,405
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,654
Expense Example, with Redemption, 10 Years	3,467
(Prospectus - Class A) | (Small Company Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,294
Expense Example, with Redemption, 10 Years	2,240
(Prospectus - Class I) | (Small Company Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,428
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	3,470
Expense Example, with Redemption, 5 Years	5,979
Expense Example, with Redemption, 10 Years	9,806
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Expense Example:
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	1,155
Expense Example, with Redemption, 5 Years	2,176
Expense Example, with Redemption, 10 Years	4,736
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	1,106
Expense Example, with Redemption, 5 Years	2,040
Expense Example, with Redemption, 10 Years	4,420
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	3,763
Expense Example, with Redemption, 5 Years	6,339
Expense Example, with Redemption, 10 Years	10,005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	1,235
Expense Example, with Redemption, 5 Years	2,294
Expense Example, with Redemption, 10 Years	4,929
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	3,521
Expense Example, with Redemption, 5 Years	6,035
Expense Example, with Redemption, 10 Years	9,836
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	1,690
Expense Example, with Redemption, 5 Years	3,180
Expense Example, with Redemption, 10 Years	6,554
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	626
Expense Example, with Redemption, 3 Years	1,034
Expense Example, with Redemption, 5 Years	1,466
Expense Example, with Redemption, 10 Years	2,667
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	1,309
Expense Example, with Redemption, 5 Years	2,501
Expense Example, with Redemption, 10 Years	5,389
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
(Prospectus - Class 1) | (International Core Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	$ 1,440

Expense Example, No Redemption (USD $)	0 Months Ended
Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 637
Expense Example, No Redemption, 3 Years	927
Expense Example, No Redemption, 5 Years	1,238
Expense Example, No Redemption, 10 Years	2,117
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	215
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	1,206
Expense Example, No Redemption, 10 Years	2,387
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	215
Expense Example, No Redemption, 3 Years	668
Expense Example, No Redemption, 5 Years	1,147
Expense Example, No Redemption, 10 Years	2,471
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	657
Expense Example, No Redemption, 3 Years	1,158
Expense Example, No Redemption, 5 Years	1,685
Expense Example, No Redemption, 10 Years	3,122
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	235
Expense Example, No Redemption, 3 Years	991
Expense Example, No Redemption, 5 Years	1,767
Expense Example, No Redemption, 10 Years	3,549
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	235
Expense Example, No Redemption, 3 Years	918
Expense Example, No Redemption, 5 Years	1,625
Expense Example, No Redemption, 10 Years	3,503
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	653
Expense Example, No Redemption, 3 Years	974
Expense Example, No Redemption, 5 Years	1,317
Expense Example, No Redemption, 10 Years	2,284
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	849
Expense Example, No Redemption, 5 Years	1,492
Expense Example, No Redemption, 10 Years	2,892
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	815
Expense Example, No Redemption, 5 Years	1,423
Expense Example, No Redemption, 10 Years	3,065
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	655
Expense Example, No Redemption, 3 Years	996
Expense Example, No Redemption, 5 Years	1,360
Expense Example, No Redemption, 10 Years	2,381
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	1,047
Expense Example, No Redemption, 5 Years	1,879
Expense Example, No Redemption, 10 Years	3,544
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	927
Expense Example, No Redemption, 5 Years	1,643
Expense Example, No Redemption, 10 Years	3,544
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	565
Expense Example, No Redemption, 3 Years	832
Expense Example, No Redemption, 5 Years	1,120
Expense Example, No Redemption, 10 Years	1,937
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	646
Expense Example, No Redemption, 5 Years	1,122
Expense Example, No Redemption, 10 Years	2,437
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	616
Expense Example, No Redemption, 3 Years	862
Expense Example, No Redemption, 5 Years	1,127
Expense Example, No Redemption, 10 Years	1,882
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,116
Expense Example, No Redemption, 10 Years	2,183
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	2,306
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	623
Expense Example, No Redemption, 3 Years	883
Expense Example, No Redemption, 5 Years	1,162
Expense Example, No Redemption, 10 Years	1,957
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	2,410
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	655
Expense Example, No Redemption, 3 Years	1,057
Expense Example, No Redemption, 5 Years	1,485
Expense Example, No Redemption, 10 Years	2,671
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	1,122
Expense Example, No Redemption, 3 Years	2,336
Expense Example, No Redemption, 5 Years	3,512
Expense Example, No Redemption, 10 Years	6,291
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	722
Expense Example, No Redemption, 3 Years	2,115
Expense Example, No Redemption, 5 Years	3,446
Expense Example, No Redemption, 10 Years	6,407
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	722
Expense Example, No Redemption, 3 Years	2,115
Expense Example, No Redemption, 5 Years	3,446
Expense Example, No Redemption, 10 Years	6,513
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	621
Expense Example, No Redemption, 3 Years	877
Expense Example, No Redemption, 5 Years	1,152
Expense Example, No Redemption, 10 Years	1,936
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	209
Expense Example, No Redemption, 3 Years	646
Expense Example, No Redemption, 5 Years	1,108
Expense Example, No Redemption, 10 Years	2,182
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,400
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	839
Expense Example, No Redemption, 3 Years	1,531
Expense Example, No Redemption, 5 Years	2,244
Expense Example, No Redemption, 10 Years	4,119
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	426
Expense Example, No Redemption, 3 Years	1,287
Expense Example, No Redemption, 5 Years	2,161
Expense Example, No Redemption, 10 Years	4,405
(Prospectus - Class A) | (Small Company Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	645
Expense Example, No Redemption, 3 Years	958
Expense Example, No Redemption, 5 Years	1,294
Expense Example, No Redemption, 10 Years	2,240
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	626
Expense Example, No Redemption, 3 Years	1,034
Expense Example, No Redemption, 5 Years	1,466
Expense Example, No Redemption, 10 Years	$ 2,667

Annual Total Returns	0 Months Ended
Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Bar Chart Table:
Annual Return 2008	(30.49%)
Annual Return 2009	22.98%
Annual Return 2010	11.82%
Annual Return 2011	5.33%
Annual Return 2012	10.10%
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Bar Chart Table:
Annual Return 2008	(30.15%)
Annual Return 2009	23.50%
Annual Return 2010	12.41%
Annual Return 2011	5.81%
Annual Return 2012	10.63%
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Bar Chart Table:
Annual Return 2008	(30.24%)
Annual Return 2009	23.57%
Annual Return 2010	12.36%
Annual Return 2011	5.79%
Annual Return 2012	10.69%
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Bar Chart Table:
Annual Return 2008	(31.51%)
Annual Return 2009	21.34%
Annual Return 2010	10.31%
Annual Return 2011	3.94%
Annual Return 2012	9.79%
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Bar Chart Table:
Annual Return 2007	9.60%
Annual Return 2008	45.17%
Annual Return 2009	37.62%
Annual Return 2010	13.29%
Annual Return 2011	(14.61%)
Annual Return 2012	16.61%
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Bar Chart Table:
Annual Return 2007	9.94%
Annual Return 2008	(44.88%)
Annual Return 2009	38.25%
Annual Return 2010	13.87%
Annual Return 2011	(14.23%)
Annual Return 2012	16.94%
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Bar Chart Table:
Annual Return 2006	24.14%
Annual Return 2007	10.97%
Annual Return 2008	(39.21%)
Annual Return 2009	18.20%
Annual Return 2010	9.11%
Annual Return 2011	(10.52%)
Annual Return 2012	13.93%
(Prospectus - Class I) | (International Core Fund) | Class I
Bar Chart Table:
Annual Return 2006	24.79%
Annual Return 2007	11.36%
Annual Return 2008	(38.90%)
Annual Return 2009	18.81%
Annual Return 2010	9.65%
Annual Return 2011	(10.10%)
Annual Return 2012	14.47%
(Prospectus - Class R6) | (International Core Fund) | Class R6
Bar Chart Table:
Annual Return 2006	25.45%
Annual Return 2007	11.63%
Annual Return 2008	(38.85%)
Annual Return 2009	18.91%
Annual Return 2010	9.78%
Annual Return 2011	(10.02%)
Annual Return 2012	14.53%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Bar Chart Table:
Annual Return 2006	23.73%
Annual Return 2007	10.78%
Annual Return 2008	(39.22%)
Annual Return 2009	17.93%
Annual Return 2010	8.71%
Annual Return 2011	(10.78%)
Annual Return 2012	13.66%
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Bar Chart Table:
Annual Return 2007	11.83%
Annual Return 2008	(37.48%)
Annual Return 2009	21.08%
Annual Return 2010	13.23%
Annual Return 2011	(8.61%)
Annual Return 2012	19.45%
(Prospectus - Class I) | (International Growth Fund) | Class I
Bar Chart Table:
Annual Return 2007	12.28%
Annual Return 2008	(37.21%)
Annual Return 2009	21.71%
Annual Return 2010	13.72%
Annual Return 2011	(8.25%)
Annual Return 2012	19.87%
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Bar Chart Table:
Annual Return 2010	20.82%
Annual Return 2011	6.74%
Annual Return 2012	15.49%
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Bar Chart Table:
Annual Return 2010	21.10%
Annual Return 2011	7.12%
Annual Return 2012	15.80%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Bar Chart Table:
Annual Return 2003	25.19%
Annual Return 2004	15.35%
Annual Return 2005	10.13%
Annual Return 2006	19.02%
Annual Return 2007	3.89%
Annual Return 2008	(33.46%)
Annual Return 2009	26.05%
Annual Return 2010	12.78%
Annual Return 2011	0.00%
Annual Return 2012	19.53%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Bar Chart Table:
Annual Return 2003	25.67%
Annual Return 2004	15.83%
Annual Return 2005	10.59%
Annual Return 2006	19.42%
Annual Return 2007	4.35%
Annual Return 2008	(33.18%)
Annual Return 2009	26.26%
Annual Return 2010	13.12%
Annual Return 2011	0.39%
Annual Return 2012	19.95%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Bar Chart Table:
Annual Return 2003	25.32%
Annual Return 2004	15.51%
Annual Return 2005	10.29%
Annual Return 2006	19.09%
Annual Return 2007	4.06%
Annual Return 2008	(33.36%)
Annual Return 2009	26.38%
Annual Return 2010	13.12%
Annual Return 2011	0.35%
Annual Return 2012	19.98%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Bar Chart Table:
Annual Return 2003	25.73%
Annual Return 2004	15.89%
Annual Return 2005	10.65%
Annual Return 2006	19.48%
Annual Return 2007	4.40%
Annual Return 2008	(33.15%)
Annual Return 2009	26.31%
Annual Return 2010	13.00%
Annual Return 2011	0.41%
Annual Return 2012	20.08%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Bar Chart Table:
Annual Return 2003	24.74%
Annual Return 2004	14.94%
Annual Return 2005	9.73%
Annual Return 2006	18.59%
Annual Return 2007	3.51%
Annual Return 2008	(33.69%)
Annual Return 2009	25.62%
Annual Return 2010	12.24%
Annual Return 2011	(0.34%)
Annual Return 2012	19.03%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Bar Chart Table:
Annual Return 2003	36.13%
Annual Return 2004	20.30%
Annual Return 2005	9.76%
Annual Return 2006	16.56%
Annual Return 2007	4.91%
Annual Return 2008	(32.63%)
Annual Return 2009	40.53%
Annual Return 2010	22.84%
Annual Return 2011	0.32%
Annual Return 2012	18.08%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Bar Chart Table:
Annual Return 2003	36.50%
Annual Return 2004	20.89%
Annual Return 2005	10.20%
Annual Return 2006	16.92%
Annual Return 2007	5.37%
Annual Return 2008	(32.31%)
Annual Return 2009	40.96%
Annual Return 2010	23.23%
Annual Return 2011	0.62%
Annual Return 2012	18.57%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Bar Chart Table:
Annual Return 2003	36.75%
Annual Return 2004	20.85%
Annual Return 2005	10.27%
Annual Return 2006	17.09%
Annual Return 2007	5.39%
Annual Return 2008	(32.32%)
Annual Return 2009	41.18%
Annual Return 2010	23.41%
Annual Return 2011	0.67%
Annual Return 2012	18.51%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Bar Chart Table:
Annual Return 2003	36.13%
Annual Return 2004	20.30%
Annual Return 2005	9.76%
Annual Return 2006	16.56%
Annual Return 2007	4.91%
Annual Return 2008	(32.63%)
Annual Return 2009	40.53%
Annual Return 2010	22.72%
Annual Return 2011	0.34%
Annual Return 2012	18.18%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Bar Chart Table:
Annual Return 2003	35.90%
Annual Return 2004	20.09%
Annual Return 2005	9.58%
Annual Return 2006	16.36%
Annual Return 2007	4.73%
Annual Return 2008	(32.75%)
Annual Return 2009	40.30%
Annual Return 2010	22.63%
Annual Return 2011	0.14%
Annual Return 2012	17.91%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Bar Chart Table:
Annual Return 2003	17.04%
Annual Return 2004	3.42%
Annual Return 2005	(5.73%)
Annual Return 2006	0.18%
Annual Return 2007	(9.94%)
Annual Return 2008	(42.18%)
Annual Return 2009	20.72%
Annual Return 2010	5.35%
Annual Return 2011	(13.77%)
Annual Return 2012	1.25%
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Bar Chart Table:
Annual Return 2003	36.57%
Annual Return 2004	22.56%
Annual Return 2005	11.25%
Annual Return 2006	25.65%
Annual Return 2007	6.30%
Annual Return 2008	(43.63%)
Annual Return 2009	38.29%
Annual Return 2010	14.40%
Annual Return 2011	(13.29%)
Annual Return 2012	17.41%
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Bar Chart Table:
Annual Return 2003	36.57%
Annual Return 2004	22.56%
Annual Return 2005	11.25%
Annual Return 2006	25.65%
Annual Return 2007	6.30%
Annual Return 2008	(43.63%)
Annual Return 2009	38.29%
Annual Return 2010	14.40%
Annual Return 2011	(12.99%)
Annual Return 2012	17.92%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Bar Chart Table:
Annual Return 2003	37.49%
Annual Return 2004	23.38%
Annual Return 2005	11.49%
Annual Return 2006	25.90%
Annual Return 2007	6.50%
Annual Return 2008	(43.43%)
Annual Return 2009	39.18%
Annual Return 2010	15.15%
Annual Return 2011	(12.82%)
Annual Return 2012	18.08%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Bar Chart Table:
Annual Return 2003	36.80%
Annual Return 2004	22.77%
Annual Return 2005	10.93%
Annual Return 2006	25.28%
Annual Return 2007	5.97%
Annual Return 2008	(43.71%)
Annual Return 2009	38.49%
Annual Return 2010	14.57%
Annual Return 2011	(13.25%)
Annual Return 2012	17.50%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Bar Chart Table:
Annual Return 2009	54.31%
Annual Return 2010	38.29%
Annual Return 2011	(27.64%)
Annual Return 2012	37.05%
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Bar Chart Table:
Annual Return 2009	54.86%
Annual Return 2010	38.87%
Annual Return 2011	(27.29%)
Annual Return 2012	37.46%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Bar Chart Table:
Annual Return 2003	33.88%
Annual Return 2004	11.60%
Annual Return 2005	11.61%
Annual Return 2006	7.24%
Annual Return 2007	20.57%
Annual Return 2008	(43.89%)
Annual Return 2009	31.68%
Annual Return 2010	16.59%
Annual Return 2011	(4.45%)
Annual Return 2012	15.66%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Bar Chart Table:
Annual Return 2003	34.26%
Annual Return 2004	11.92%
Annual Return 2005	11.93%
Annual Return 2006	7.55%
Annual Return 2007	20.92%
Annual Return 2008	(43.73%)
Annual Return 2009	32.29%
Annual Return 2010	17.12%
Annual Return 2011	(4.06%)
Annual Return 2012	16.01%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Bar Chart Table:
Annual Return 2003	34.34%
Annual Return 2004	11.99%
Annual Return 2005	12.00%
Annual Return 2006	7.62%
Annual Return 2007	20.99%
Annual Return 2008	(43.69%)
Annual Return 2009	32.15%
Annual Return 2010	17.15%
Annual Return 2011	(3.97%)
Annual Return 2012	16.11%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Bar Chart Table:
Annual Return 2003	33.93%
Annual Return 2004	11.65%
Annual Return 2005	11.66%
Annual Return 2006	7.29%
Annual Return 2007	20.62%
Annual Return 2008	(43.88%)
Annual Return 2009	31.86%
Annual Return 2010	16.90%
Annual Return 2011	(4.32%)
Annual Return 2012	15.77%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Bar Chart Table:
Annual Return 2003	32.67%
Annual Return 2004	10.59%
Annual Return 2005	10.60%
Annual Return 2006	6.28%
Annual Return 2007	19.48%
Annual Return 2008	(44.25%)
Annual Return 2009	31.23%
Annual Return 2010	16.13%
Annual Return 2011	(4.83%)
Annual Return 2012	15.11%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Bar Chart Table:
Annual Return 2003	32.94%
Annual Return 2004	10.81%
Annual Return 2005	10.82%
Annual Return 2006	6.49%
Annual Return 2007	19.72%
Annual Return 2008	(44.33%)
Annual Return 2009	30.76%
Annual Return 2010	16.43%
Annual Return 2011	(4.52%)
Annual Return 2012	15.55%
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Bar Chart Table:
Annual Return 2009	46.87%
Annual Return 2010	32.79%
Annual Return 2011	(7.75%)
Annual Return 2012	12.51%
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Bar Chart Table:
Annual Return 2009	47.47%
Annual Return 2010	33.24%
Annual Return 2011	(7.37%)
Annual Return 2012	12.96%
(Prospectus - Class A) | (Small Company Fund) | Class A
Bar Chart Table:
Annual Return 2003	33.16%
Annual Return 2004	19.26%
Annual Return 2005	4.58%
Annual Return 2006	20.39%
Annual Return 2007	0.35%
Annual Return 2008	(28.63%)
Annual Return 2009	23.88%
Annual Return 2010	23.79%
Annual Return 2011	(5.17%)
Annual Return 2012	10.29%
(Prospectus - Class I) | (Small Company Fund) | Class I
Bar Chart Table:
Annual Return 2003	33.68%
Annual Return 2004	19.72%
Annual Return 2005	4.99%
Annual Return 2006	20.85%
Annual Return 2007	0.74%
Annual Return 2008	(23.85%)
Annual Return 2009	24.26%
Annual Return 2010	24.10%
Annual Return 2011	(4.85%)
Annual Return 2012	10.77%
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Bar Chart Table:
Annual Return 2003	33.69%
Annual Return 2004	19.73%
Annual Return 2005	5.00%
Annual Return 2006	20.87%
Annual Return 2007	0.75%
Annual Return 2008	(23.84%)
Annual Return 2009	24.38%
Annual Return 2010	24.28%
Annual Return 2011	(4.88%)
Annual Return 2012	10.82%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Bar Chart Table:
Annual Return 2003	32.91%
Annual Return 2004	19.03%
Annual Return 2005	4.39%
Annual Return 2006	20.16%
Annual Return 2007	0.16%
Annual Return 2008	(28.76%)
Annual Return 2009	23.58%
Annual Return 2010	23.87%
Annual Return 2011	(5.13%)
Annual Return 2012	10.49%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Bar Chart Table:
Annual Return 2003	32.61%
Annual Return 2004	18.76%
Annual Return 2005	4.15%
Annual Return 2006	19.89%
Annual Return 2007	(0.07%)
Annual Return 2008	(28.93%)
Annual Return 2009	23.36%
Annual Return 2010	23.19%
Annual Return 2011	(5.53%)
Annual Return 2012	9.99%
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Bar Chart Table:
Annual Return 2012	14.80%
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Bar Chart Table:
Annual Return 2012	15.25%
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Bar Chart Table:
Annual Return 2007	11.45%
Annual Return 2008	(38.84%)
Annual Return 2009	18.96%
Annual Return 2010	9.74%
Annual Return 2011	(10.02%)
Annual Return 2012	14.65%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	37.53%
Annual Return 2004	23.41%
Annual Return 2005	11.52%
Annual Return 2006	25.94%
Annual Return 2007	6.53%
Annual Return 2008	(43.41%)
Annual Return 2009	39.22%
Annual Return 2010	15.18%
Annual Return 2011	(12.69%)
Annual Return 2012	17.15%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	33.80%
Annual Return 2004	19.83%
Annual Return 2005	5.09%
Annual Return 2006	20.96%
Annual Return 2007	0.83%
Annual Return 2008	(28.29%)
Annual Return 2009	24.48%
Annual Return 2010	24.38%
Annual Return 2011	(4.87%)
Annual Return 2012	10.64%
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Bar Chart Table:
Annual Return 2010	21.19%
Annual Return 2011	7.15%
Annual Return 2012	15.93%
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Bar Chart Table:
Annual Return 2010	13.17%
Annual Return 2011	0.49%
Annual Return 2012	20.05%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	36.97%
Annual Return 2004	21.04%
Annual Return 2005	10.44%
Annual Return 2006	17.27%
Annual Return 2007	5.56%
Annual Return 2008	(32.22%)
Annual Return 2009	41.40%
Annual Return 2010	23.61%
Annual Return 2011	0.92%
Annual Return 2012	18.60%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	34.40%
Annual Return 2004	12.04%
Annual Return 2005	12.05%
Annual Return 2006	7.66%
Annual Return 2007	21.04%
Annual Return 2008	(43.69%)
Annual Return 2009	32.29%
Annual Return 2010	17.20%
Annual Return 2011	(3.96%)
Annual Return 2012	16.14%
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Bar Chart Table:
Annual Return 2012	15.44%
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Bar Chart Table:
Annual Return 2009	23.57%
Annual Return 2010	12.51%
Annual Return 2011	5.77%
Annual Return 2012	10.74%
(Prospectus - Class 1) | (International Core Fund) | Class 1
Bar Chart Table:
Annual Return 2007	11.42%
Annual Return 2008	(38.88%)
Annual Return 2009	18.95%
Annual Return 2010	9.65%
Annual Return 2011	(10.04%)
Annual Return 2012	14.59%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Bar Chart Table:
Annual Return 2003	25.19%
Annual Return 2004	15.35%
Annual Return 2005	10.13%
Annual Return 2006	19.02%
Annual Return 2007	3.89%
Annual Return 2008	(33.46%)
Annual Return 2009	26.05%
Annual Return 2010	12.78%
Annual Return 2011	0.00%
Annual Return 2012	20.06%
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Bar Chart Table:
Annual Return 2007	12.25%
Annual Return 2008	(37.19%)
Annual Return 2009	21.76%
Annual Return 2010	13.74%
Annual Return 2011	(8.22%)
Annual Return 2012	20.00%

Average Annual Total Returns	0 Months Ended
Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
5 Year	(0.60%)
Inception	0.93%
Inception Date	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Average Annual Return:
1 Year	4.62%
5 Year	1.04%
Inception	2.10%
Inception Date	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	4.18%
5 Year	0.61%
Inception	1.65%
Inception Date	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	3.55%
5 Year	0.81%
Inception	1.73%
Inception Date	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Average Annual Return:
1 Year	4.46%
5 Year	1.00%
Inception	2.14%
Inception Date	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Average Annual Return:
1 Year	8.46%
5 Year	1.37%
Inception	2.29%
Inception Date	Mar 1, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
5 Year	(0.60%)
Inception	0.93%
Inception Date	Mar 1, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Average Annual Return:
1 Year	10.63%
5 Year	2.57%
Inception	3.50%
Inception Date	Mar 1, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	10.10%
5 Year	2.07%
Inception	2.98%
Inception Date	Mar 1, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	7.57%
5 Year	2.11%
Inception	2.92%
Inception Date	Mar 1, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
5 Year	(0.60%)
Inception	0.93%
Inception Date	Mar 1, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Average Annual Return:
1 Year	10.69%
5 Year	2.55%
Inception	3.45%
Inception Date	Mar 1, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	10.15%
5 Year	2.10%
Inception	2.98%
Inception Date	Mar 1, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	7.62%
5 Year	2.11%
Inception	2.89%
Inception Date	Mar 1, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
5 Year	(0.60%)
Inception	0.93%
Inception Date	Mar 1, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Average Annual Return:
1 Year	9.79%
5 Year	0.91%
Inception	1.76%
Inception Date	Mar 1, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions
Average Annual Return:
1 Year	9.34%
5 Year	0.48%
Inception	1.32%
Inception Date	Mar 1, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions, with sale
Average Annual Return:
1 Year	6.93%
5 Year	0.71%
Inception	1.45%
Inception Date	Mar 1, 2007
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	(0.88%)
Inception Date	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Average Annual Return:
1 Year	10.77%
5 Year	(4.17%)
Inception	(1.98%)
Inception Date	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A | After tax on distributions
Average Annual Return:
1 Year	10.71%
5 Year	(4.46%)
Inception	(2.45%)
Inception Date	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	7.40%
5 Year	(3.55%)
Inception	(1.79%)
Inception Date	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Average Annual Return:
1 Year	10.88%
5 Year	(4.18%)
Inception	(1.83%)
Inception Date	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Average Annual Return:
1 Year	14.71%
5 Year	(3.84%)
Inception	(1.83%)
Inception Date	Dec 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	(0.88%)
Inception Date	Dec 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Average Annual Return:
1 Year	16.94%
5 Year	(2.74%)
Inception	(0.71%)
Inception Date	Dec 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | Class I | After tax on distributions
Average Annual Return:
1 Year	16.82%
5 Year	(3.07%)
Inception	(1.25%)
Inception Date	Dec 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	11.51%
5 Year	(2.38%)
Inception	(0.74%)
Inception Date	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	3.32%
Inception Date	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Average Annual Return:
1 Year	8.24%
5 Year	(5.36%)
Inception	1.20%
Inception Date	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	7.81%
5 Year	(5.93%)
Inception	0.51%
Inception Date	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	6.14%
5 Year	(4.59%)
Inception	0.91%
Inception Date	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Average Annual Return:
1 Year	8.16%
5 Year	(5.38%)
Inception	1.21%
Inception Date	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Average Annual Return:
1 Year	12.20%
5 Year	(5.04%)
Inception	1.21%
Inception Date	Sep 16, 2005
(Prospectus - Class I) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	3.32%
Inception Date	Sep 16, 2005
(Prospectus - Class I) | (International Core Fund) | Class I
Average Annual Return:
1 Year	14.47%
5 Year	(3.91%)
Inception	2.41%
Inception Date	Sep 16, 2005
(Prospectus - Class I) | (International Core Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	13.94%
5 Year	(4.57%)
Inception	1.63%
Inception Date	Sep 16, 2005
(Prospectus - Class I) | (International Core Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	10.30%
5 Year	(3.42%)
Inception	1.92%
Inception Date	Sep 16, 2005
(Prospectus - Class R6) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	3.32%
Inception Date	Sep 16, 2005
(Prospectus - Class R6) | (International Core Fund) | Class R6
Average Annual Return:
1 Year	14.53%
5 Year	(3.83%)
Inception	2.62%
Inception Date	Sep 16, 2005
(Prospectus - Class R6) | (International Core Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	14.00%
5 Year	(4.43%)
Inception	1.89%
Inception Date	Sep 16, 2005
(Prospectus - Class R6) | (International Core Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	10.35%
5 Year	(3.34%)
Inception	2.12%
Inception Date	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	3.32%
Inception Date	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Average Annual Return:
1 Year	13.66%
5 Year	(4.60%)
Inception	1.67%
Inception Date	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	13.26%
5 Year	(5.13%)
Inception	1.00%
Inception Date	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	9.64%
5 Year	(3.96%)
Inception	1.32%
Inception Date	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R2
Average Annual Return:
1 Year	13.68%
5 Year	(5.42%)
Inception	0.86%
Inception Date	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R3
Average Annual Return:
1 Year	13.81%
5 Year	(7.77%)
Inception	(4.22%)
Inception Date	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R4
Average Annual Return:
1 Year	14.21%
5 Year	(7.48%)
Inception	(3.93%)
Inception Date	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R5
Average Annual Return:
1 Year	14.47%
5 Year	(7.21%)
Inception	(3.65%)
Inception Date	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.28%
5 Year	(2.74%)
Inception	2.79%
Inception Date	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	1.79%
Inception Date	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Average Annual Return:
1 Year	13.48%
5 Year	(2.33%)
Inception	2.90%
Inception Date	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	12.47%
5 Year	(2.64%)
Inception	2.26%
Inception Date	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	10.61%
5 Year	(1.96%)
Inception	2.33%
Inception Date	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Average Annual Return:
1 Year	13.59%
5 Year	(2.41%)
Inception	2.95%
Inception Date	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Average Annual Return:
1 Year	17.69%
5 Year	(2.06%)
Inception	2.93%
Inception Date	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.28%
5 Year	(2.74%)
Inception	2.79%
Inception Date	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	1.97%
Inception Date	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund) | Class I
Average Annual Return:
1 Year	19.87%
5 Year	(0.90%)
Inception	4.15%
Inception Date	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	18.74%
5 Year	(1.29%)
Inception	3.42%
Inception Date	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	14.94%
5 Year	(0.77%)
Inception	3.39%
Inception Date	Jun 12, 2006
(Prospectus - Classes A and C) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Average Annual Return:
1 Year	15.55%
Inception	19.06%
Inception Date	Apr 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Average Annual Return:
1 Year	10.26%
Inception	17.15%
Inception Date	Apr 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	7.27%
Inception	11.53%
Inception Date	Apr 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	6.57%
Inception	11.44%
Inception Date	Apr 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Average Annual Return:
1 Year	13.01%
Inception	17.09%
Inception Date	Apr 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Average Annual Return:
1 Year	15.55%
Inception	19.06%
Inception Date	Apr 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Average Annual Return:
1 Year	15.80%
Inception	18.98%
Inception Date	Apr 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	12.55%
Inception	13.16%
Inception Date	Apr 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	10.16%
Inception	12.03%
Inception Date	Apr 30, 2009
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Average Annual Return:
1 Year	13.56%
5 Year	1.44%
10 Year	7.77%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	12.85%
5 Year	1.14%
10 Year	6.88%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	9.75%
5 Year	1.19%
10 Year	6.57%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Average Annual Return:
1 Year	13.58%
5 Year	1.18%
10 Year	7.27%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Average Annual Return:
1 Year	17.60%
5 Year	1.57%
10 Year	7.28%
(Prospectus - Class I) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Class I) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Average Annual Return:
1 Year	19.95%
5 Year	2.82%
10 Year	8.71%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	19.12%
5 Year	2.46%
10 Year	7.73%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	14.06%
5 Year	2.36%
10 Year	7.38%
(Prospectus - Class I2) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Class I2) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Average Annual Return:
1 Year	19.98%
5 Year	2.78%
10 Year	8.54%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions
Average Annual Return:
1 Year	19.15%
5 Year	2.41%
10 Year	7.55%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions, with sale
Average Annual Return:
1 Year	14.09%
5 Year	2.33%
10 Year	7.22%
(Prospectus - Class R6) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Class R6) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Average Annual Return:
1 Year	20.08%
5 Year	2.84%
10 Year	8.75%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	19.25%
5 Year	2.48%
10 Year	7.76%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	14.16%
5 Year	2.38%
10 Year	7.41%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Average Annual Return:
1 Year	19.03%
5 Year	2.09%
10 Year	7.92%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	18.33%
5 Year	1.82%
10 Year	7.04%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	13.31%
5 Year	1.76%
10 Year	6.71%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R2
Average Annual Return:
1 Year	19.29%
5 Year	2.21%
10 Year	8.07%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R3
Average Annual Return:
1 Year	19.16%
5 Year	2.19%
10 Year	8.02%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R4
Average Annual Return:
1 Year	19.63%
5 Year	2.51%
10 Year	8.35%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R5
Average Annual Return:
1 Year	20.02%
5 Year	2.83%
10 Year	8.69%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Average Annual Return:
1 Year	12.15%
5 Year	5.53%
10 Year	11.15%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	12.02%
5 Year	5.38%
10 Year	9.45%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	7.97%
5 Year	4.68%
10 Year	9.13%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Average Annual Return:
1 Year	16.21%
5 Year	5.78%
10 Year	10.85%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Average Annual Return:
1 Year	18.57%
5 Year	7.00%
10 Year	12.13%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	18.45%
5 Year	6.79%
10 Year	10.38%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	12.22%
5 Year	5.94%
10 Year	10.00%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Average Annual Return:
1 Year	18.51%
5 Year	7.06%
10 Year	12.21%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	18.39%
5 Year	6.89%
10 Year	10.48%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	12.19%
5 Year	6.02%
10 Year	10.09%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Average Annual Return:
1 Year	18.18%
5 Year	6.62%
10 Year	11.72%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions
Average Annual Return:
1 Year	18.11%
5 Year	6.46%
10 Year	10.01%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions, with sale
Average Annual Return:
1 Year	11.91%
5 Year	5.63%
10 Year	9.65%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.15%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Average Annual Return:
1 Year	17.91%
5 Year	6.44%
10 Year	11.53%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions
Average Annual Return:
1 Year	17.88%
5 Year	6.29%
10 Year	9.82%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions, with sale
Average Annual Return:
1 Year	11.69%
5 Year	5.47%
10 Year	9.49%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Average Annual Return:
1 Year	18.16%
5 Year	6.84%
10 Year	11.97%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Average Annual Return:
1 Year	1.25%
5 Year	(8.48%)
10 Year	(4.06%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	1.20%
5 Year	(8.61%)
10 Year	(5.54%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	0.88%
5 Year	(7.06%)
10 Year	(5.54%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Average Annual Return:
1 Year	1.35%
5 Year	(8.39%)
10 Year	(3.96%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Average Annual Return:
1 Year	1.96%
5 Year	(7.83%)
10 Year	(3.38%)
(Prospectus - Class A) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Class A) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	18.07%
5 Year	(3.09%)
10 Year	9.69%
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Average Annual Return:
1 Year	11.54%
5 Year	(2.92%)
10 Year	7.93%
(Prospectus - Class A) | (International Value Equity Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	10.83%
5 Year	(5.56%)
10 Year	5.72%
(Prospectus - Class A) | (International Value Equity Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	7.80%
5 Year	(3.95%)
10 Year	5.97%
(Prospectus - Class I) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Average Annual Return:
1 Year	17.92%
5 Year	(1.76%)
10 Year	8.57%
(Prospectus - Class I) | (International Value Equity Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	17.08%
5 Year	(4.47%)
10 Year	6.33%
(Prospectus - Class I) | (International Value Equity Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	11.99%
5 Year	(3.02%)
10 Year	6.54%
(Prospectus - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	18.07%
5 Year	(3.09%)
10 Year	9.69%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Average Annual Return:
1 Year	18.08%
5 Year	(1.37%)
10 Year	9.00%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	17.33%
5 Year	(4.06%)
10 Year	6.77%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	12.06%
5 Year	(2.70%)
10 Year	6.92%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	18.07%
5 Year	(3.09%)
10 Year	9.69%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Average Annual Return:
1 Year	17.50%
5 Year	(1.86%)
10 Year	8.45%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions
Average Annual Return:
1 Year	16.75%
5 Year	(4.53%)
10 Year	6.23%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions, with sale
Average Annual Return:
1 Year	11.68%
5 Year	(3.09%)
10 Year	6.45%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Average Annual Return:
1 Year	17.79%
5 Year	(1.62%)
10 Year	8.72%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
Inception	2.91%
Inception Date	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Credit Suisse Leveraged Equity Index
Average Annual Return:
1 Year	20.68%
Inception	(0.50%)
Inception Date	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Index
Average Annual Return:
1 Year	15.59%
Inception	10.52%
Inception Date	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Average Annual Return:
1 Year	30.24%
Inception	6.34%
Inception Date	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	30.09%
Inception	5.04%
Inception Date	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	19.65%
Inception	4.62%
Inception Date	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Average Annual Return:
1 Year	30.96%
Inception	6.43%
Inception Date	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Average Annual Return:
1 Year	34.96%
Inception	6.77%
Inception Date	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Credit Suisse Leveraged Equity Index
Average Annual Return:
1 Year	20.68%
Inception	(0.50%)
Inception Date	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
Inception	2.91%
Inception Date	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Index
Average Annual Return:
1 Year	15.59%
Inception	10.52%
Inception Date	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Average Annual Return:
1 Year	37.46%
Inception	7.91%
Inception Date	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	37.18%
Inception	6.47%
Inception Date	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	24.34%
Inception	5.91%
Inception Date	May 1, 2008
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Average Annual Return:
1 Year	9.87%
5 Year	(1.99%)
10 Year	6.91%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	9.87%
5 Year	(1.99%)
10 Year	6.91%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	6.41%
5 Year	(1.68%)
10 Year	6.10%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Average Annual Return:
1 Year	9.70%
5 Year	(2.20%)
10 Year	6.32%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Average Annual Return:
1 Year	13.71%
5 Year	(1.81%)
10 Year	6.31%
(Prospectus - Class I) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class I) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Average Annual Return:
1 Year	16.01%
5 Year	(0.60%)
10 Year	7.82%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	16.00%
5 Year	(0.61%)
10 Year	7.81%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	10.43%
5 Year	(0.51%)
10 Year	6.93%
(Prospectus - Class R6) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class R6) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Average Annual Return:
1 Year	16.11%
5 Year	(0.57%)
10 Year	7.87%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	16.09%
5 Year	0.48%
10 Year	7.87%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	10.50%
5 Year	(0.48%)
10 Year	6.98%
(Prospectus - Class ADV) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	2.64%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Average Annual Return:
1 Year	15.77%
5 Year	(0.85%)
10 Year	7.55%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV | After tax on distributions
Average Annual Return:
1 Year	(4.32%)
5 Year	(0.85%)
10 Year	7.55%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV | After tax on distributions, with sale
Average Annual Return:
1 Year	(2.81%)
5 Year	(0.72%)
10 Year	6.68%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Average Annual Return:
1 Year	15.11%
5 Year	(1.42%)
10 Year	6.73%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	15.11%
5 Year	(1.42%)
10 Year	6.73%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	9.82%
5 Year	(1.21%)
10 Year	5.94%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R2
Average Annual Return:
1 Year	15.18%
5 Year	(2.27%)
10 Year	5.90%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R3
Average Annual Return:
1 Year	15.21%
5 Year	(1.32%)
10 Year	6.84%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R4
Average Annual Return:
1 Year	15.66%
5 Year	(1.01%)
10 Year	7.17%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R5
Average Annual Return:
1 Year	15.91%
5 Year	(0.73%)
10 Year	7.48%
(Prospectus - Class T) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class T) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Average Annual Return:
1 Year	9.78%
5 Year	(2.34%)
10 Year	6.34%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T | After tax on distributions
Average Annual Return:
1 Year	9.78%
5 Year	(2.34%)
10 Year	6.34%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T | After tax on distributions, with sale
Average Annual Return:
1 Year	6.36%
5 Year	(1.98%)
10 Year	5.58%
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Russell 2000 Growth Index
Average Annual Return:
1 Year	14.59%
Inception	17.88%
Inception Date	Jan 2, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Average Annual Return:
1 Year	6.93%
Inception	17.75%
Inception Date	Jan 2, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	6.42%
Inception	14.29%
Inception Date	Jan 2, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	5.17%
Inception	13.91%
Inception Date	Jan 2, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Average Annual Return:
1 Year	10.77%
Inception	18.45%
Inception Date	Jan 2, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Russell 2000 Growth Index
Average Annual Return:
1 Year	14.59%
Inception	17.88%
Inception Date	Jan 2, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Average Annual Return:
1 Year	12.96%
Inception	19.75%
Inception Date	Jan 2, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	12.42%
Inception	16.18%
Inception Date	Jan 2, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	9.11%
Inception	15.63%
Inception Date	Jan 2, 2009
(Prospectus - Class A) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class A) | (Small Company Fund) | Class A
Average Annual Return:
1 Year	4.79%
5 Year	1.70%
10 Year	8.12%
(Prospectus - Class A) | (Small Company Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	4.79%
5 Year	1.68%
10 Year	6.68%
(Prospectus - Class A) | (Small Company Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	3.11%
5 Year	1.44%
10 Year	6.47%
(Prospectus - Class I) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class I) | (Small Company Fund) | Class I
Average Annual Return:
1 Year	10.77%
5 Year	3.09%
10 Year	9.07%
(Prospectus - Class I) | (Small Company Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	10.77%
5 Year	3.07%
10 Year	7.61%
(Prospectus - Class I) | (Small Company Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	7.00%
5 Year	2.64%
10 Year	7.32%
(Prospectus - Class R6) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Average Annual Return:
1 Year	10.82%
5 Year	3.15%
10 Year	9.10%
(Prospectus - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	10.82%
5 Year	3.12%
10 Year	7.65%
(Prospectus - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	7.03%
5 Year	2.69%
10 Year	7.35%
(Prospectus - Class ADV) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Average Annual Return:
1 Year	10.49%
5 Year	2.71%
10 Year	8.55%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions
Average Annual Return:
1 Year	10.49%
5 Year	2.69%
10 Year	7.11%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions, with sale
Average Annual Return:
1 Year	6.82%
5 Year	2.31%
10 Year	6.87%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Average Annual Return:
1 Year	9.99%
5 Year	2.33%
10 Year	8.23%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	9.99%
5 Year	2.32%
10 Year	6.79%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	6.49%
5 Year	1.99%
10 Year	6.59%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R2
Average Annual Return:
1 Year	9.97%
5 Year	1.42%
10 Year	7.17%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R3
Average Annual Return:
1 Year	10.13%
5 Year	2.44%
10 Year	8.34%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R4
Average Annual Return:
1 Year	10.49%
5 Year	2.76%
10 Year	8.67%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R5
Average Annual Return:
1 Year	10.77%
5 Year	3.05%
10 Year	8.99%
(Prospectus - Class A) | (Strategic Growth Fund) | Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	15.26%
Inception	17.50%
Inception Date	Dec 19, 2011
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Average Annual Return:
1 Year	9.06%
Inception	11.00%
Inception Date	Dec 19, 2011
(Prospectus - Class A) | (Strategic Growth Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	9.02%
Inception	10.95%
Inception Date	Dec 19, 2011
(Prospectus - Class A) | (Strategic Growth Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	5.95%
Inception	9.35%
Inception Date	Dec 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
Inception	17.50%
Inception Date	Dec 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Average Annual Return:
1 Year	15.25%
Inception	17.05%
Inception Date	Dec 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	15.18%
Inception	16.98%
Inception Date	Dec 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	10.01%
Inception	14.50%
Inception Date	Dec 19, 2011
(Prospectus - Class NAV) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	0.87%
Inception Date	Aug 29, 2006
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Average Annual Return:
1 Year	14.65%
5 Year	(3.80%)
Inception	0.14%
Inception Date	Aug 29, 2006
(Prospectus - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	13.16%
5 Year	(5.05%)
Inception	(1.27%)
Inception Date	Aug 29, 2006
(Prospectus - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	9.51%
5 Year	(3.88%)
Inception	(0.55%)
Inception Date	Aug 29, 2006
(Prospectus - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	18.07%
5 Year	(3.09%)
10 Year	9.69%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Average Annual Return:
1 Year	17.85%
5 Year	(1.36%)
10 Year	9.02%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	16.58%
5 Year	(4.13%)
10 Year	6.74%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	11.59%
5 Year	(2.76%)
10 Year	6.90%
(Prospectus - Class NAV) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Average Annual Return:
1 Year	10.64%
5 Year	3.16%
10 Year	9.15%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	10.64%
5 Year	3.14%
10 Year	7.70%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	6.92%
5 Year	2.69%
10 Year	7.39%
(Prospectus - Class NAV) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Average Annual Return:
1 Year	15.55%
Inception	19.06%
Inception Date	Apr 30, 2009
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Average Annual Return:
1 Year	15.93%
Inception	19.05%
Inception Date	Apr 30, 2009
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	12.78%
Inception	13.34%
Inception Date	Apr 30, 2009
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	10.24%
Inception	13.04%
Inception Date	Apr 30, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
Inception	15.68%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
Inception	15.95%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Average Annual Return:
1 Year	20.05%
Inception	15.75%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	18.84%
Inception	15.02%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	13.79%
Inception	13.43%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Average Annual Return:
1 Year	18.60%
5 Year	7.23%
10 Year	12.38%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	18.54%
5 Year	7.08%
10 Year	10.67%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	12.16%
5 Year	6.15%
10 Year	10.23%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class NAV) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Average Annual Return:
1 Year	16.14%
5 Year	(0.53%)
10 Year	7.91%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	16.09%
5 Year	(0.56%)
10 Year	7.89%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	10.49%
5 Year	(0.47%)
10 Year	7.00%
(Prospectus - Class NAV) | (Strategic Growth Fund) | Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	15.26%
Inception	17.50%
Inception Date	Dec 19, 2011
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Average Annual Return:
1 Year	15.44%
Inception	17.24%
Inception Date	Dec 19, 2011
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	15.21%
Inception	17.00%
Inception Date	Dec 19, 2011
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	10.04%
Inception	14.53%
Inception Date	Dec 19, 2011
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
Inception	0.13%
Inception Date	Apr 28, 2008
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Average Annual Return:
1 Year	10.74%
Inception	4.26%
Inception Date	Apr 28, 2008
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	9.48%
Inception	3.00%
Inception Date	Apr 28, 2008
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	6.95%
Inception	2.86%
Inception Date	Apr 28, 2008
(Prospectus - Class 1) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	0.15%
Inception Date	Nov 6, 2006
(Prospectus - Class 1) | (International Core Fund) | Class 1
Average Annual Return:
1 Year	14.59%
5 Year	(3.85%)
Inception	(0.46%)
Inception Date	Nov 6, 2006
(Prospectus - Class 1) | (International Core Fund) | Class 1 | After tax on distributions
Average Annual Return:
1 Year	13.11%
5 Year	(5.09%)
Inception	(1.90%)
Inception Date	Nov 6, 2006
(Prospectus - Class 1) | (International Core Fund) | Class 1 | After tax on distributions, with sale
Average Annual Return:
1 Year	9.47%
5 Year	(3.92%)
Inception	(1.08%)
Inception Date	Nov 6, 2006
(Prospectus - Class 1) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Class 1) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Average Annual Return:
1 Year	20.06%
5 Year	2.92%
10 Year	8.82%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions
Average Annual Return:
1 Year	19.31%
5 Year	2.62%
10 Year	7.92%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions, with sale
Average Annual Return:
1 Year	14.03%
5 Year	2.44%
10 Year	7.51%
(Prospectus - Class 1) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.28%
5 Year	(2.74%)
Inception	2.79%
Inception Date	Jun 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	1.97%
Inception Date	Jun 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Average Annual Return:
1 Year	20.00%
5 Year	(0.85%)
Inception	4.19%
Inception Date	Jun 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions
Average Annual Return:
1 Year	18.07%
5 Year	(1.64%)
Inception	3.07%
Inception Date	Jun 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions, with sale
Average Annual Return:
1 Year	14.25%
5 Year	(1.11%)
Inception	3.04%
Inception Date	Jun 12, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Central Index Key	dei_EntityCentralIndexKey	0001329954
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2013
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.89%.

Best quarter:   Q3 '10,  14.41%

Worst quarter:  Q4 '08, -14.32%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These are shown only for Class A shares and would be different for other classes.
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Year	rr_AverageAnnualReturnYear05	(0.60%)
Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGYAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	637
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,117
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	637
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	927
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,238
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,117
Annual Return 2008	rr_AnnualReturn2008	(30.49%)
Annual Return 2009	rr_AnnualReturn2009	22.98%
Annual Return 2010	rr_AnnualReturn2010	11.82%
Annual Return 2011	rr_AnnualReturn2011	5.33%
Annual Return 2012	rr_AnnualReturn2012	10.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.89%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.32%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.32%)
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Year	rr_AverageAnnualReturnYear05	1.04%
Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Year	rr_AverageAnnualReturnYear05	0.61%
Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Year	rr_AverageAnnualReturnYear05	0.81%
Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGYBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.28%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[16]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	997
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,387
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,206
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,387
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Year	rr_AverageAnnualReturnYear05	1.00%
Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGYCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[16]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,471
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	668
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,147
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,471
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Year	rr_AverageAnnualReturnYear05	1.37%
Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.89%.

Best quarter:   Q3 '10,  14.50%

Worst quarter:  Q4 '08, -14.10%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Year	rr_AverageAnnualReturnYear05	(0.60%)
Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGYIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2008	rr_AnnualReturn2008	(30.15%)
Annual Return 2009	rr_AnnualReturn2009	23.50%
Annual Return 2010	rr_AnnualReturn2010	12.41%
Annual Return 2011	rr_AnnualReturn2011	5.81%
Annual Return 2012	rr_AnnualReturn2012	10.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.89%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.10%)
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Year	rr_AverageAnnualReturnYear05	2.57%
Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Year	rr_AverageAnnualReturnYear05	2.07%
Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.57%
5 Year	rr_AverageAnnualReturnYear05	2.11%
Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.93%.

Best quarter:   Q3 '10,  14.55%

Worst quarter:  Q4 '08, -14.23%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Year	rr_AverageAnnualReturnYear05	(0.60%)
Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGRSX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Other expenses	rr_OtherExpensesOverAssets	9.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	10.37%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.40%)	[31]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,972
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,753
Annual Return 2008	rr_AnnualReturn2008	(30.24%)
Annual Return 2009	rr_AnnualReturn2009	23.57%
Annual Return 2010	rr_AnnualReturn2010	12.36%
Annual Return 2011	rr_AnnualReturn2011	5.79%
Annual Return 2012	rr_AnnualReturn2012	10.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.93%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.23%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.23%)
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Year	rr_AverageAnnualReturnYear05	2.55%
Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Year	rr_AverageAnnualReturnYear05	2.10%
Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Year	rr_AverageAnnualReturnYear05	2.11%
Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R2 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.79%.

Best quarter:   Q3 '10,  14.03%

Worst quarter:  Q4 '08, -14.61%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Year	rr_AverageAnnualReturnYear05	(0.60%)
Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGSRX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	18.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	19.66%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(18.19%)	[32]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,927
Annual Return 2008	rr_AnnualReturn2008	(31.51%)
Annual Return 2009	rr_AnnualReturn2009	21.34%
Annual Return 2010	rr_AnnualReturn2010	10.31%
Annual Return 2011	rr_AnnualReturn2011	3.94%
Annual Return 2012	rr_AnnualReturn2012	9.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.79%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.61%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.61%)
1 Year	rr_AverageAnnualReturnYear01	9.79%
5 Year	rr_AverageAnnualReturnYear05	0.91%
Inception	rr_AverageAnnualReturnSinceInception	1.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Year	rr_AverageAnnualReturnYear05	0.48%
Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.93%
5 Year	rr_AverageAnnualReturnYear05	0.71%
Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Prospectus - Classes A, B and C) | (International Allocation Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital. The fund is designed to provide diversification of investments within the international asset class.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 20 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 20 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the fund invests in a number of the other funds of the John Hancock funds complex. The fund also may invest in the securities of other nonaffiliated funds, including exchange-traded funds (ETFs), exchange-traded notes (ETNs) and other types of investments as described below.

Under normal market conditions, the fund allocates assets among underlying funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Equity securities held by the underlying funds include common and preferred securities, convertible bonds, depositary receipts and warrants issued by foreign companies, including those located in emerging markets. Fixed-income securities held by the underlying funds include debt obligations of any maturity issued by foreign corporate and government entities, including those located in emerging markets. The fund and the underlying funds also may engage in derivatives transactions that include futures, credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts, in each case for the purpose of reducing risk and/or obtaining efficient market exposure.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated ixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversiied risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 1.40%.

Best quarter:   Q2 '09,  26.61%

Worst quarter:  Q4 '08, -22.75%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These are shown only for Class A shares and would be different for other classes.
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAIAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.08%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	1.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[15]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[33]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,158
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,122
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	657
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,158
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,685
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,122
Annual Return 2007	rr_AnnualReturn2007	9.60%
Annual Return 2008	rr_AnnualReturn2008	45.17%
Annual Return 2009	rr_AnnualReturn2009	37.62%
Annual Return 2010	rr_AnnualReturn2010	13.29%
Annual Return 2011	rr_AnnualReturn2011	(14.61%)
Annual Return 2012	rr_AnnualReturn2012	16.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 1.40%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 26.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.75%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Year	rr_AverageAnnualReturnYear05	(4.17%)
Inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Year	rr_AverageAnnualReturnYear05	(4.46%)
Inception	rr_AverageAnnualReturnSinceInception	(2.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.40%
5 Year	rr_AverageAnnualReturnYear05	(3.55%)
Inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAIBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.08%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[15]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.63%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[33]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	735
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,291
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,549
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	235
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	991
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,767
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,549
1 Year	rr_AverageAnnualReturnYear01	10.88%
5 Year	rr_AverageAnnualReturnYear05	(4.18%)
Inception	rr_AverageAnnualReturnSinceInception	(1.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAICX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.08%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[15]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.27%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[33]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	335
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,625
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,503
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	235
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	918
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,625
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,503
1 Year	rr_AverageAnnualReturnYear01	14.71%
5 Year	rr_AverageAnnualReturnYear05	(3.84%)
Inception	rr_AverageAnnualReturnSinceInception	(1.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital. The fund is designed to provide diversification of investments within the international asset class.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the fund invests in a number of the other funds of the John Hancock funds complex. The fund also may invest in the securities of other nonaffiliated funds, including exchange-traded funds (ETFs), exchange-traded notes (ETNs) and other types of investments as described below.

Under normal market conditions, the fund allocates assets among underlying funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Equity securities held by the underlying funds include common and preferred securities, convertible bonds, depositary receipts and warrants issued by foreign companies, including those located in emerging markets. Fixed-income securities held by the underlying funds include debt obligations of any maturity issued by foreign corporate and government entities, including those located in emerging markets. The fund and the underlying funds also may engage in derivatives transactions that include futures, credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts, in each case for the purpose of reducing risk and/or obtaining efficient market exposure.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 1.52%.

Best quarter:   Q2 '09,  26.61%

Worst quarter:  Q4 '08, -22.65%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (International Allocation Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAIIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.08%
Other expenses	rr_OtherExpensesOverAssets	4.60%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[15]
Total annual fund operating expenses	rr_ExpensesOverAssets	5.67%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.41%)	[34]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,265
Annual Return 2007	rr_AnnualReturn2007	9.94%
Annual Return 2008	rr_AnnualReturn2008	(44.88%)
Annual Return 2009	rr_AnnualReturn2009	38.25%
Annual Return 2010	rr_AnnualReturn2010	13.87%
Annual Return 2011	rr_AnnualReturn2011	(14.23%)
Annual Return 2012	rr_AnnualReturn2012	16.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 1.52%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 26.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.65%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
1 Year	rr_AverageAnnualReturnYear01	16.94%
5 Year	rr_AverageAnnualReturnYear05	(2.74%)
Inception	rr_AverageAnnualReturnSinceInception	(0.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.82%
5 Year	rr_AverageAnnualReturnYear05	(3.07%)
Inception	rr_AverageAnnualReturnSinceInception	(1.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.51%
5 Year	rr_AverageAnnualReturnYear05	(2.38%)
Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(Prospectus - Classes A, B and C) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class A, Class B and Class C shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.86%.

Best quarter:   Q2 '09,  20.69%

Worst quarter:  Q3 '11, -19.65%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These are shown only for Class A shares and would be different for other classes.
(Prospectus - Classes A, B and C) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIDEX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	653
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,317
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,284
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	653
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	974
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,317
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,284
Annual Return 2006	rr_AnnualReturn2006	24.14%
Annual Return 2007	rr_AnnualReturn2007	10.97%
Annual Return 2008	rr_AnnualReturn2008	(39.21%)
Annual Return 2009	rr_AnnualReturn2009	18.20%
Annual Return 2010	rr_AnnualReturn2010	9.11%
Annual Return 2011	rr_AnnualReturn2011	(10.52%)
Annual Return 2012	rr_AnnualReturn2012	13.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.86%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.65%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
1 Year	rr_AverageAnnualReturnYear01	8.24%
5 Year	rr_AverageAnnualReturnYear05	(5.36%)
Inception	rr_AverageAnnualReturnSinceInception	1.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Year	rr_AverageAnnualReturnYear05	(5.93%)
Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.14%
5 Year	rr_AverageAnnualReturnYear05	(4.59%)
Inception	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOCBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.94%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[35]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	849
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,492
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,892
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Year	rr_AverageAnnualReturnYear05	(5.38%)
Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOCCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.88%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.77%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[35]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	815
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,423
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,065
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	815
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,423
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,065
1 Year	rr_AverageAnnualReturnYear01	12.20%
5 Year	rr_AverageAnnualReturnYear05	(5.04%)
Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Class I) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class I shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.92%.

Best quarter:   Q2 '09,  20.86%

Worst quarter:  Q3 '11, -19.59%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Class I) | (International Core Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOCIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Annual Return 2006	rr_AnnualReturn2006	24.79%
Annual Return 2007	rr_AnnualReturn2007	11.36%
Annual Return 2008	rr_AnnualReturn2008	(38.90%)
Annual Return 2009	rr_AnnualReturn2009	18.81%
Annual Return 2010	rr_AnnualReturn2010	9.65%
Annual Return 2011	rr_AnnualReturn2011	(10.10%)
Annual Return 2012	rr_AnnualReturn2012	14.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.92%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.59%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.59%)
1 Year	rr_AverageAnnualReturnYear01	14.47%
5 Year	rr_AverageAnnualReturnYear05	(3.91%)
Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Class I) | (International Core Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.94%
5 Year	rr_AverageAnnualReturnYear05	(4.57%)
Inception	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Class I) | (International Core Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Year	rr_AverageAnnualReturnYear05	(3.42%)
Inception	rr_AverageAnnualReturnSinceInception	1.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Class R6) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 9, 2006), first offered on September 16, 2005, and the fund's Class A shares that have been recalculated to apply the gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.

Best quarter:   Q2 '09,  20.86%

Worst quarter:  Q3 '11, -19.55%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class R6) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Class R6) | (International Core Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JICEX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Other expenses	rr_OtherExpensesOverAssets	21.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	21.97%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(20.85%)	[36]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,572
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,113
Annual Return 2006	rr_AnnualReturn2006	25.45%
Annual Return 2007	rr_AnnualReturn2007	11.63%
Annual Return 2008	rr_AnnualReturn2008	(38.85%)
Annual Return 2009	rr_AnnualReturn2009	18.91%
Annual Return 2010	rr_AnnualReturn2010	9.78%
Annual Return 2011	rr_AnnualReturn2011	(10.02%)
Annual Return 2012	rr_AnnualReturn2012	14.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.59%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.55%)
1 Year	rr_AverageAnnualReturnYear01	14.53%
5 Year	rr_AverageAnnualReturnYear05	(3.83%)
Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Class R6) | (International Core Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.00%
5 Year	rr_AverageAnnualReturnYear05	(4.43%)
Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Class R6) | (International Core Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Year	rr_AverageAnnualReturnYear05	(3.34%)
Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments or sectors that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R1 shares commenced operations on June 12, 2006; Class R3, Class R4 and Class R5 shares commenced operations on May 22, 2009; and Class R2 shares commenced operations on March 1, 2012. The returns prior to these dates are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 9, 2006), first offered September 16, 2005, and the fund's Class A shares that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.76%.

Best quarter:   Q2 '09,  20.71%

Worst quarter:  Q3 '11, -19.72%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These are shown only for Class R1 shares and would be different for other classes.
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JICFX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[6]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[3]
Other expenses	rr_OtherExpensesOverAssets	41.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	42.43%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(41.03%)	[37]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,542
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Year	rr_AverageAnnualReturnYear05	(7.48%)
Inception	rr_AverageAnnualReturnSinceInception	(3.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JICWX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[3]
Other expenses	rr_OtherExpensesOverAssets	20.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	21.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.96%)	[37]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,834
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,059
1 Year	rr_AverageAnnualReturnYear01	14.47%
5 Year	rr_AverageAnnualReturnYear05	(7.21%)
Inception	rr_AverageAnnualReturnSinceInception	(3.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOCRX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	5.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.39%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.49%)	[37]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,681
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,355
Annual Return 2006	rr_AnnualReturn2006	23.73%
Annual Return 2007	rr_AnnualReturn2007	10.78%
Annual Return 2008	rr_AnnualReturn2008	(39.22%)
Annual Return 2009	rr_AnnualReturn2009	17.93%
Annual Return 2010	rr_AnnualReturn2010	8.71%
Annual Return 2011	rr_AnnualReturn2011	(10.78%)
Annual Return 2012	rr_AnnualReturn2012	13.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.76%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.72%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
1 Year	rr_AverageAnnualReturnYear01	13.66%
5 Year	rr_AverageAnnualReturnYear05	(4.60%)
Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.26%
5 Year	rr_AverageAnnualReturnYear05	(5.13%)
Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Year	rr_AverageAnnualReturnYear05	(3.96%)
Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JICGX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	19.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	20.95%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.30%)	[37]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,426
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,045
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Year	rr_AverageAnnualReturnYear05	(5.42%)
Inception	rr_AverageAnnualReturnSinceInception	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JICHX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[3]
Other expenses	rr_OtherExpensesOverAssets	45.96%
Total annual fund operating expenses	rr_ExpensesOverAssets	47.50%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(45.70%)	[37]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,204
1 Year	rr_AverageAnnualReturnYear01	13.81%
5 Year	rr_AverageAnnualReturnYear05	(7.77%)
Inception	rr_AverageAnnualReturnSinceInception	(4.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
(Prospectus - Classes A, B and C) | (International Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.61%.

Best quarter:   Q3 '10,  17.66%

Worst quarter:  Q3 '08, -19.36%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These are shown only for Class A shares and would be different for other classes.
(Prospectus - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Year	rr_AverageAnnualReturnYear05	(2.74%)
Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	1.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOIGX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[38]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,381
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	996
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,360
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,381
Annual Return 2007	rr_AnnualReturn2007	11.83%
Annual Return 2008	rr_AnnualReturn2008	(37.48%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Annual Return 2011	rr_AnnualReturn2011	(8.61%)
Annual Return 2012	rr_AnnualReturn2012	19.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.61%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.36%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
1 Year	rr_AverageAnnualReturnYear01	13.48%
5 Year	rr_AverageAnnualReturnYear05	(2.33%)
Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Year	rr_AverageAnnualReturnYear05	(2.64%)
Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.61%
5 Year	rr_AverageAnnualReturnYear05	(1.96%)
Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GONBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.92%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[38]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,079
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,544
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,047
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,879
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,544
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Year	rr_AverageAnnualReturnYear05	(2.41%)
Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GONCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.32%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[38]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,544
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	927
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,643
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,544
1 Year	rr_AverageAnnualReturnYear01	17.69%
5 Year	rr_AverageAnnualReturnYear05	(2.06%)
Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.66%.

Best quarter:   Q3 '10,  17.78%

Worst quarter:  Q3 '08, -19.26%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Year	rr_AverageAnnualReturnYear05	(2.74%)
Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOGIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.91%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[39]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,531
Annual Return 2007	rr_AnnualReturn2007	12.28%
Annual Return 2008	rr_AnnualReturn2008	(37.21%)
Annual Return 2009	rr_AnnualReturn2009	21.71%
Annual Return 2010	rr_AnnualReturn2010	13.72%
Annual Return 2011	rr_AnnualReturn2011	(8.25%)
Annual Return 2012	rr_AnnualReturn2012	19.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.66%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.26%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.26%)
1 Year	rr_AverageAnnualReturnYear01	19.87%
5 Year	rr_AverageAnnualReturnYear05	(0.90%)
Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.74%
5 Year	rr_AverageAnnualReturnYear05	(1.29%)
Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class I) | (International Growth Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Year	rr_AverageAnnualReturnYear05	(0.77%)
Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Classes A and C) | (Core High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Class C shares were first offered on March 27, 2013. Class C share returns prior to this date are those of Class A shares that have been recalculated to reflect the estimated gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.77%.

Best quarter:   Q3 '10,  7.86%

Worst quarter:  Q3 '11, -5.12%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These are shown only for Class A shares and would be different for Class C shares.
(Prospectus - Classes A and C) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
Inception	rr_AverageAnnualReturnSinceInception	19.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JYIAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[40]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	565
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,937
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	565
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	832
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,120
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,937
Annual Return 2010	rr_AnnualReturn2010	20.82%
Annual Return 2011	rr_AnnualReturn2011	6.74%
Annual Return 2012	rr_AnnualReturn2012	15.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.77%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 13.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.12%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.12%)
1 Year	rr_AverageAnnualReturnYear01	10.26%
Inception	rr_AverageAnnualReturnSinceInception	17.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.27%
Inception	rr_AverageAnnualReturnSinceInception	11.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.57%
Inception	rr_AverageAnnualReturnSinceInception	11.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JYICX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.47%	[12]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[40]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,437
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,437
1 Year	rr_AverageAnnualReturnYear01	13.01%
Inception	rr_AverageAnnualReturnSinceInception	17.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Class I) | (Core High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.85%.

Best quarter:   Q3 '10,  7.98%

Worst quarter:  Q3 '11, -5.04%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
Inception	rr_AverageAnnualReturnSinceInception	19.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JYIIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[41]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,288
Annual Return 2010	rr_AnnualReturn2010	21.10%
Annual Return 2011	rr_AnnualReturn2011	7.12%
Annual Return 2012	rr_AnnualReturn2012	15.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.85%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.04%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.04%)
1 Year	rr_AverageAnnualReturnYear01	15.80%
Inception	rr_AverageAnnualReturnSinceInception	18.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.55%
Inception	rr_AverageAnnualReturnSinceInception	13.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.16%
Inception	rr_AverageAnnualReturnSinceInception	12.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Classes A, B and C) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B and Class C shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares, first offered on January 16, 1997, that have been recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.85%.

Best quarter:   Q2 '09,  18.05%

Worst quarter:  Q4 '08, -20.61%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These are shown only for Class A shares and would be different for other classes.
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Year	rr_AverageAnnualReturnYear05	0.59%
10 Year	rr_AverageAnnualReturnYear10	7.38%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVLAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,127
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,882
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	616
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	862
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,127
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,882
Annual Return 2003	rr_AnnualReturn2003	25.19%
Annual Return 2004	rr_AnnualReturn2004	15.35%
Annual Return 2005	rr_AnnualReturn2005	10.13%
Annual Return 2006	rr_AnnualReturn2006	19.02%
Annual Return 2007	rr_AnnualReturn2007	3.89%
Annual Return 2008	rr_AnnualReturn2008	(33.46%)
Annual Return 2009	rr_AnnualReturn2009	26.05%
Annual Return 2010	rr_AnnualReturn2010	12.78%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	19.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.85%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.61%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.61%)
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Year	rr_AverageAnnualReturnYear05	1.44%
10 Year	rr_AverageAnnualReturnYear10	7.77%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.85%
5 Year	rr_AverageAnnualReturnYear05	1.14%
10 Year	rr_AverageAnnualReturnYear10	6.88%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%
5 Year	rr_AverageAnnualReturnYear05	1.19%
10 Year	rr_AverageAnnualReturnYear10	6.57%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVLBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[42]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,183
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,183
1 Year	rr_AverageAnnualReturnYear01	13.58%
5 Year	rr_AverageAnnualReturnYear05	1.18%
10 Year	rr_AverageAnnualReturnYear10	7.27%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVLCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,306
1 Year	rr_AverageAnnualReturnYear01	17.60%
5 Year	rr_AverageAnnualReturnYear05	1.57%
10 Year	rr_AverageAnnualReturnYear10	7.28%
(Prospectus - Class I) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.92%.

Best quarter:   Q2 '09,  18.23%

Worst quarter:  Q4 '08, -20.52%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (Disciplined Value Fund) | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Year	rr_AverageAnnualReturnYear05	0.59%
10 Year	rr_AverageAnnualReturnYear10	7.38%
(Prospectus - Class I) | (Disciplined Value Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVLIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2003	rr_AnnualReturn2003	25.67%
Annual Return 2004	rr_AnnualReturn2004	15.83%
Annual Return 2005	rr_AnnualReturn2005	10.59%
Annual Return 2006	rr_AnnualReturn2006	19.42%
Annual Return 2007	rr_AnnualReturn2007	4.35%
Annual Return 2008	rr_AnnualReturn2008	(33.18%)
Annual Return 2009	rr_AnnualReturn2009	26.26%
Annual Return 2010	rr_AnnualReturn2010	13.12%
Annual Return 2011	rr_AnnualReturn2011	0.39%
Annual Return 2012	rr_AnnualReturn2012	19.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.92%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.52%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.52%)
1 Year	rr_AverageAnnualReturnYear01	19.95%
5 Year	rr_AverageAnnualReturnYear05	2.82%
10 Year	rr_AverageAnnualReturnYear10	8.71%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.12%
5 Year	rr_AverageAnnualReturnYear05	2.46%
10 Year	rr_AverageAnnualReturnYear10	7.73%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.06%
5 Year	rr_AverageAnnualReturnYear05	2.36%
10 Year	rr_AverageAnnualReturnYear10	7.38%
(Prospectus - Class I2) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I2 shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I2 shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I2 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.99%.

Best quarter:   Q2 '09,  18.23%

Worst quarter:  Q4 '08, -20.57%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I2) | (Disciplined Value Fund) | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Year	rr_AverageAnnualReturnYear05	0.59%
10 Year	rr_AverageAnnualReturnYear10	7.38%
(Prospectus - Class I2) | (Disciplined Value Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVLTX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,125
Annual Return 2003	rr_AnnualReturn2003	25.32%
Annual Return 2004	rr_AnnualReturn2004	15.51%
Annual Return 2005	rr_AnnualReturn2005	10.29%
Annual Return 2006	rr_AnnualReturn2006	19.09%
Annual Return 2007	rr_AnnualReturn2007	4.06%
Annual Return 2008	rr_AnnualReturn2008	(33.36%)
Annual Return 2009	rr_AnnualReturn2009	26.38%
Annual Return 2010	rr_AnnualReturn2010	13.12%
Annual Return 2011	rr_AnnualReturn2011	0.35%
Annual Return 2012	rr_AnnualReturn2012	19.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.99%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.57%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.57%)
1 Year	rr_AverageAnnualReturnYear01	19.98%
5 Year	rr_AverageAnnualReturnYear05	2.78%
10 Year	rr_AverageAnnualReturnYear10	8.54%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.15%
5 Year	rr_AverageAnnualReturnYear05	2.41%
10 Year	rr_AverageAnnualReturnYear10	7.55%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.09%
5 Year	rr_AverageAnnualReturnYear05	2.33%
10 Year	rr_AverageAnnualReturnYear10	7.22%
(Prospectus - Class R6) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class I shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.98%.

Best quarter:   Q2 '09,  18.24%

Worst quarter:  Q4 '08, -20.51%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class R6) | (Disciplined Value Fund) | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Year	rr_AverageAnnualReturnYear05	0.59%
10 Year	rr_AverageAnnualReturnYear10	7.38%
(Prospectus - Class R6) | (Disciplined Value Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVWX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Annual Return 2003	rr_AnnualReturn2003	25.73%
Annual Return 2004	rr_AnnualReturn2004	15.89%
Annual Return 2005	rr_AnnualReturn2005	10.65%
Annual Return 2006	rr_AnnualReturn2006	19.48%
Annual Return 2007	rr_AnnualReturn2007	4.40%
Annual Return 2008	rr_AnnualReturn2008	(33.15%)
Annual Return 2009	rr_AnnualReturn2009	26.31%
Annual Return 2010	rr_AnnualReturn2010	13.00%
Annual Return 2011	rr_AnnualReturn2011	0.41%
Annual Return 2012	rr_AnnualReturn2012	20.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.98%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.51%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
1 Year	rr_AverageAnnualReturnYear01	20.08%
5 Year	rr_AverageAnnualReturnYear05	2.84%
10 Year	rr_AverageAnnualReturnYear10	8.75%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.25%
5 Year	rr_AverageAnnualReturnYear05	2.48%
10 Year	rr_AverageAnnualReturnYear10	7.76%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.16%
5 Year	rr_AverageAnnualReturnYear05	2.38%
10 Year	rr_AverageAnnualReturnYear10	7.41%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R3, Class R4 and Class R5 shares of the fund commenced operations on May 22, 2009; Class R1 and Class R2 shares of the fund commenced operations on July 13, 2009 and March 1, 2012, respectively. The returns prior to those dates are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.76%.

Best quarter:   Q2 '09,  17.94%

Worst quarter:  Q4 '08, -20.68%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These are shown only for Class R1 shares and would be different for other classes.
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Year	rr_AverageAnnualReturnYear05	0.59%
10 Year	rr_AverageAnnualReturnYear10	7.38%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVHX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[3]
Other expenses	rr_OtherExpensesOverAssets	1.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.39%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[43]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,656
1 Year	rr_AverageAnnualReturnYear01	19.16%
5 Year	rr_AverageAnnualReturnYear05	2.19%
10 Year	rr_AverageAnnualReturnYear10	8.02%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVFX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[6]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[43]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	842
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,906
1 Year	rr_AverageAnnualReturnYear01	19.63%
5 Year	rr_AverageAnnualReturnYear05	2.51%
10 Year	rr_AverageAnnualReturnYear10	8.35%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVVX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_AverageAnnualReturnYear01	20.02%
5 Year	rr_AverageAnnualReturnYear05	2.83%
10 Year	rr_AverageAnnualReturnYear10	8.69%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVOX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[43]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	979
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,156
Annual Return 2003	rr_AnnualReturn2003	24.74%
Annual Return 2004	rr_AnnualReturn2004	14.94%
Annual Return 2005	rr_AnnualReturn2005	9.73%
Annual Return 2006	rr_AnnualReturn2006	18.59%
Annual Return 2007	rr_AnnualReturn2007	3.51%
Annual Return 2008	rr_AnnualReturn2008	(33.69%)
Annual Return 2009	rr_AnnualReturn2009	25.62%
Annual Return 2010	rr_AnnualReturn2010	12.24%
Annual Return 2011	rr_AnnualReturn2011	(0.34%)
Annual Return 2012	rr_AnnualReturn2012	19.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.76%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 17.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.68%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.68%)
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Year	rr_AverageAnnualReturnYear05	2.09%
10 Year	rr_AverageAnnualReturnYear10	7.92%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.33%
5 Year	rr_AverageAnnualReturnYear05	1.82%
10 Year	rr_AverageAnnualReturnYear10	7.04%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Year	rr_AverageAnnualReturnYear05	1.76%
10 Year	rr_AverageAnnualReturnYear10	6.71%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVPX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	2.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.27%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[43]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	824
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,434
1 Year	rr_AverageAnnualReturnYear01	19.29%
5 Year	rr_AverageAnnualReturnYear05	2.21%
10 Year	rr_AverageAnnualReturnYear10	8.07%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class A and Class C shares of the fund commenced operations on July 10, 2010 and August 15, 2012, respectively. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (from inception, July 12, 2010), which have been recalculated to apply the estimated fees and expenses of the fund's Class C shares, as applicable. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.39%.

Best quarter:   Q2 '09,  19.58%

Worst quarter:  Q4 '08, -21.93%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These are shown only for Class A shares and would be different for Class C shares.
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Year	rr_AverageAnnualReturnYear05	3.79%
10 Year	rr_AverageAnnualReturnYear10	10.63%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVMAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,957
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	623
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,162
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,957
Annual Return 2003	rr_AnnualReturn2003	36.13%
Annual Return 2004	rr_AnnualReturn2004	20.30%
Annual Return 2005	rr_AnnualReturn2005	9.76%
Annual Return 2006	rr_AnnualReturn2006	16.56%
Annual Return 2007	rr_AnnualReturn2007	4.91%
Annual Return 2008	rr_AnnualReturn2008	(32.63%)
Annual Return 2009	rr_AnnualReturn2009	40.53%
Annual Return 2010	rr_AnnualReturn2010	22.84%
Annual Return 2011	rr_AnnualReturn2011	0.32%
Annual Return 2012	rr_AnnualReturn2012	18.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.39%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.93%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
1 Year	rr_AverageAnnualReturnYear01	12.15%
5 Year	rr_AverageAnnualReturnYear05	5.53%
10 Year	rr_AverageAnnualReturnYear10	11.15%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Year	rr_AverageAnnualReturnYear05	5.38%
10 Year	rr_AverageAnnualReturnYear10	9.45%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.97%
5 Year	rr_AverageAnnualReturnYear05	4.68%
10 Year	rr_AverageAnnualReturnYear10	9.13%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVMCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Year	rr_AverageAnnualReturnYear05	5.78%
10 Year	rr_AverageAnnualReturnYear10	10.85%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Institutional Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.41%.

Best quarter:   Q2 '09,  19.57%

Worst quarter:  Q4 '08, -21.80%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Year	rr_AverageAnnualReturnYear05	3.79%
10 Year	rr_AverageAnnualReturnYear10	10.63%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVMIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.76%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2003	rr_AnnualReturn2003	36.50%
Annual Return 2004	rr_AnnualReturn2004	20.89%
Annual Return 2005	rr_AnnualReturn2005	10.20%
Annual Return 2006	rr_AnnualReturn2006	16.92%
Annual Return 2007	rr_AnnualReturn2007	5.37%
Annual Return 2008	rr_AnnualReturn2008	(32.31%)
Annual Return 2009	rr_AnnualReturn2009	40.96%
Annual Return 2010	rr_AnnualReturn2010	23.23%
Annual Return 2011	rr_AnnualReturn2011	0.62%
Annual Return 2012	rr_AnnualReturn2012	18.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.41%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.80%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
1 Year	rr_AverageAnnualReturnYear01	18.57%
5 Year	rr_AverageAnnualReturnYear05	7.00%
10 Year	rr_AverageAnnualReturnYear10	12.13%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.45%
5 Year	rr_AverageAnnualReturnYear05	6.79%
10 Year	rr_AverageAnnualReturnYear10	10.38%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.22%
5 Year	rr_AverageAnnualReturnYear05	5.94%
10 Year	rr_AverageAnnualReturnYear10	10.00%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.49%.

Best quarter:   Q2 '09,  19.71%

Worst quarter:  Q4 '08, -21.84%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Year	rr_AverageAnnualReturnYear05	3.79%
10 Year	rr_AverageAnnualReturnYear10	10.63%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVMRX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.76%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2003	rr_AnnualReturn2003	36.75%
Annual Return 2004	rr_AnnualReturn2004	20.85%
Annual Return 2005	rr_AnnualReturn2005	10.27%
Annual Return 2006	rr_AnnualReturn2006	17.09%
Annual Return 2007	rr_AnnualReturn2007	5.39%
Annual Return 2008	rr_AnnualReturn2008	(32.32%)
Annual Return 2009	rr_AnnualReturn2009	41.18%
Annual Return 2010	rr_AnnualReturn2010	23.41%
Annual Return 2011	rr_AnnualReturn2011	0.67%
Annual Return 2012	rr_AnnualReturn2012	18.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.49%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.84%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Year	rr_AverageAnnualReturnYear05	7.06%
10 Year	rr_AverageAnnualReturnYear10	12.21%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.39%
5 Year	rr_AverageAnnualReturnYear05	6.89%
10 Year	rr_AverageAnnualReturnYear10	10.48%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.19%
5 Year	rr_AverageAnnualReturnYear05	6.02%
10 Year	rr_AverageAnnualReturnYear10	10.09%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class ADV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.33%.

Best quarter:   Q2 '09,  19.58%

Worst quarter:  Q4 '08, -21.93%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Year	rr_AverageAnnualReturnYear05	3.79%
10 Year	rr_AverageAnnualReturnYear10	10.63%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVMVX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.74%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.49%)	[44]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,824
Annual Return 2003	rr_AnnualReturn2003	36.13%
Annual Return 2004	rr_AnnualReturn2004	20.30%
Annual Return 2005	rr_AnnualReturn2005	9.76%
Annual Return 2006	rr_AnnualReturn2006	16.56%
Annual Return 2007	rr_AnnualReturn2007	4.91%
Annual Return 2008	rr_AnnualReturn2008	(32.63%)
Annual Return 2009	rr_AnnualReturn2009	40.53%
Annual Return 2010	rr_AnnualReturn2010	22.72%
Annual Return 2011	rr_AnnualReturn2011	0.34%
Annual Return 2012	rr_AnnualReturn2012	18.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.33%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.93%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
1 Year	rr_AverageAnnualReturnYear01	18.18%
5 Year	rr_AverageAnnualReturnYear05	6.62%
10 Year	rr_AverageAnnualReturnYear10	11.72%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.11%
5 Year	rr_AverageAnnualReturnYear05	6.46%
10 Year	rr_AverageAnnualReturnYear10	10.01%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.91%
5 Year	rr_AverageAnnualReturnYear05	5.63%
10 Year	rr_AverageAnnualReturnYear10	9.65%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R2 shares of the fund commenced operations on March 1, 2012. Class R4 shares had not commenced operations prior to the date of this prospectus. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (through February 29, 2012), which have been recalculated to apply the estimated fees and expenses of the fund's Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R2 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.33%.

Best quarter:   Q2 '09,  19.53%

Worst quarter:  Q4 '08, -21.96%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.15%
5 Year	rr_AverageAnnualReturnYear05	3.79%
10 Year	rr_AverageAnnualReturnYear10	10.63%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVMSX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.36%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[45]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,623
Annual Return 2003	rr_AnnualReturn2003	35.90%
Annual Return 2004	rr_AnnualReturn2004	20.09%
Annual Return 2005	rr_AnnualReturn2005	9.58%
Annual Return 2006	rr_AnnualReturn2006	16.36%
Annual Return 2007	rr_AnnualReturn2007	4.73%
Annual Return 2008	rr_AnnualReturn2008	(32.75%)
Annual Return 2009	rr_AnnualReturn2009	40.30%
Annual Return 2010	rr_AnnualReturn2010	22.63%
Annual Return 2011	rr_AnnualReturn2011	0.14%
Annual Return 2012	rr_AnnualReturn2012	17.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.33%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.96%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
1 Year	rr_AverageAnnualReturnYear01	17.91%
5 Year	rr_AverageAnnualReturnYear05	6.44%
10 Year	rr_AverageAnnualReturnYear10	11.53%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Year	rr_AverageAnnualReturnYear05	6.29%
10 Year	rr_AverageAnnualReturnYear10	9.82%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.69%
5 Year	rr_AverageAnnualReturnYear05	5.47%
10 Year	rr_AverageAnnualReturnYear10	9.49%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVMTX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[6]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.17%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[45]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	690
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	18.16%
5 Year	rr_AverageAnnualReturnYear05	6.84%
10 Year	rr_AverageAnnualReturnYear10	11.97%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class R1, Class R3 and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R3 and Class R5 shares, as applicable. Returns for Class R1, Class R3 and Class R5 shares would have been substantially similar to returns of Class A shares because each share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.24%.

Best quarter:   Q2 '09,  15.19%

Worst quarter:  Q4 '08, -24.81%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Year	rr_AverageAnnualReturnYear05	3.79%
10 Year	rr_AverageAnnualReturnYear10	10.63%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	15.11%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	15.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,505
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,040
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,446
1 Year	rr_AverageAnnualReturnYear01	1.96%
5 Year	rr_AverageAnnualReturnYear05	(7.83%)
10 Year	rr_AverageAnnualReturnYear10	(3.38%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	15.11%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,565
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,555
Annual Return 2003	rr_AnnualReturn2003	17.04%
Annual Return 2004	rr_AnnualReturn2004	3.42%
Annual Return 2005	rr_AnnualReturn2005	(5.73%)
Annual Return 2006	rr_AnnualReturn2006	0.18%
Annual Return 2007	rr_AnnualReturn2007	(9.94%)
Annual Return 2008	rr_AnnualReturn2008	(42.18%)
Annual Return 2009	rr_AnnualReturn2009	20.72%
Annual Return 2010	rr_AnnualReturn2010	5.35%
Annual Return 2011	rr_AnnualReturn2011	(13.77%)
Annual Return 2012	rr_AnnualReturn2012	1.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.24%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 15.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -24.81%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Year	rr_AverageAnnualReturnYear05	(8.48%)
10 Year	rr_AverageAnnualReturnYear10	(4.06%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.20%
5 Year	rr_AverageAnnualReturnYear05	(8.61%)
10 Year	rr_AverageAnnualReturnYear10	(5.54%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Year	rr_AverageAnnualReturnYear05	(7.06%)
10 Year	rr_AverageAnnualReturnYear10	(5.54%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	15.11%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,557
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,186
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,540
1 Year	rr_AverageAnnualReturnYear01	1.35%
5 Year	rr_AverageAnnualReturnYear05	(8.39%)
10 Year	rr_AverageAnnualReturnYear10	(3.96%)
(Prospectus - Class A) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.61%.

Best quarter:   Q2 '09,  29.35%

Worst quarter:  Q4 '08, -22.31%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class A) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Year	rr_AverageAnnualReturnYear05	(2.93%)
10 Year	rr_AverageAnnualReturnYear10	9.10%
(Prospectus - Class A) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Year	rr_AverageAnnualReturnYear05	(3.09%)
10 Year	rr_AverageAnnualReturnYear10	9.69%
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIEAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.86%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[46]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,057
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,671
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,057
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,485
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,671
Annual Return 2003	rr_AnnualReturn2003	36.57%
Annual Return 2004	rr_AnnualReturn2004	22.56%
Annual Return 2005	rr_AnnualReturn2005	11.25%
Annual Return 2006	rr_AnnualReturn2006	25.65%
Annual Return 2007	rr_AnnualReturn2007	6.30%
Annual Return 2008	rr_AnnualReturn2008	(43.63%)
Annual Return 2009	rr_AnnualReturn2009	38.29%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Annual Return 2011	rr_AnnualReturn2011	(13.29%)
Annual Return 2012	rr_AnnualReturn2012	17.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.61%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.31%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.31%)
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Year	rr_AverageAnnualReturnYear05	(2.92%)
10 Year	rr_AverageAnnualReturnYear10	7.93%
(Prospectus - Class A) | (International Value Equity Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.83%
5 Year	rr_AverageAnnualReturnYear05	(5.56%)
10 Year	rr_AverageAnnualReturnYear10	5.72%
(Prospectus - Class A) | (International Value Equity Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Year	rr_AverageAnnualReturnYear05	(3.95%)
10 Year	rr_AverageAnnualReturnYear10	5.97%
(Prospectus - Class I) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.61%.

Best quarter:   Q2 '09,  29.35%

Worst quarter:  Q4 '08, -22.31%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Year	rr_AverageAnnualReturnYear05	(2.93%)
10 Year	rr_AverageAnnualReturnYear10	9.10%
(Prospectus - Class I) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Year	rr_AverageAnnualReturnYear05	(3.09%)
10 Year	rr_AverageAnnualReturnYear10	9.69%
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIEEX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Other expenses	rr_OtherExpensesOverAssets	1.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,046
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
Annual Return 2003	rr_AnnualReturn2003	36.57%
Annual Return 2004	rr_AnnualReturn2004	22.56%
Annual Return 2005	rr_AnnualReturn2005	11.25%
Annual Return 2006	rr_AnnualReturn2006	25.65%
Annual Return 2007	rr_AnnualReturn2007	6.30%
Annual Return 2008	rr_AnnualReturn2008	(43.63%)
Annual Return 2009	rr_AnnualReturn2009	38.29%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Annual Return 2011	rr_AnnualReturn2011	(12.99%)
Annual Return 2012	rr_AnnualReturn2012	17.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.61%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.31%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.31%)
1 Year	rr_AverageAnnualReturnYear01	17.92%
5 Year	rr_AverageAnnualReturnYear05	(1.76%)
10 Year	rr_AverageAnnualReturnYear10	8.57%
(Prospectus - Class I) | (International Value Equity Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.08%
5 Year	rr_AverageAnnualReturnYear05	(4.47%)
10 Year	rr_AverageAnnualReturnYear10	6.33%
(Prospectus - Class I) | (International Value Equity Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.99%
5 Year	rr_AverageAnnualReturnYear05	(3.02%)
10 Year	rr_AverageAnnualReturnYear10	6.54%
(Prospectus - Class R6) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.75%.

Best quarter:   Q2 '09,  29.55%

Worst quarter:  Q4 '08, -22.23%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Year	rr_AverageAnnualReturnYear05	(2.93%)
10 Year	rr_AverageAnnualReturnYear10	9.10%
(Prospectus - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Year	rr_AverageAnnualReturnYear05	(3.09%)
10 Year	rr_AverageAnnualReturnYear10	9.69%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIVUX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[18]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,446
Annual Return 2003	rr_AnnualReturn2003	37.49%
Annual Return 2004	rr_AnnualReturn2004	23.38%
Annual Return 2005	rr_AnnualReturn2005	11.49%
Annual Return 2006	rr_AnnualReturn2006	25.90%
Annual Return 2007	rr_AnnualReturn2007	6.50%
Annual Return 2008	rr_AnnualReturn2008	(43.43%)
Annual Return 2009	rr_AnnualReturn2009	39.18%
Annual Return 2010	rr_AnnualReturn2010	15.15%
Annual Return 2011	rr_AnnualReturn2011	(12.82%)
Annual Return 2012	rr_AnnualReturn2012	18.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.75%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.23%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
1 Year	rr_AverageAnnualReturnYear01	18.08%
5 Year	rr_AverageAnnualReturnYear05	(1.37%)
10 Year	rr_AverageAnnualReturnYear10	9.00%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Year	rr_AverageAnnualReturnYear05	(4.06%)
10 Year	rr_AverageAnnualReturnYear10	6.77%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.06%
5 Year	rr_AverageAnnualReturnYear05	(2.70%)
10 Year	rr_AverageAnnualReturnYear10	6.92%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus..

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R2 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These are shown only for Class R2 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Because Class R2 and Class R4 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R2 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.62%.

Best quarter:   Q3 '09,  29.40%

Worst quarter:  Q4 '08, -22.33%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Year	rr_AverageAnnualReturnYear05	(2.93%)
10 Year	rr_AverageAnnualReturnYear10	9.10%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Year	rr_AverageAnnualReturnYear05	(3.09%)
10 Year	rr_AverageAnnualReturnYear10	9.69%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIVSX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	534
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,007
Annual Return 2003	rr_AnnualReturn2003	36.80%
Annual Return 2004	rr_AnnualReturn2004	22.77%
Annual Return 2005	rr_AnnualReturn2005	10.93%
Annual Return 2006	rr_AnnualReturn2006	25.28%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(43.71%)
Annual Return 2009	rr_AnnualReturn2009	38.49%
Annual Return 2010	rr_AnnualReturn2010	14.57%
Annual Return 2011	rr_AnnualReturn2011	(13.25%)
Annual Return 2012	rr_AnnualReturn2012	17.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.62%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 29.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.33%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.33%)
1 Year	rr_AverageAnnualReturnYear01	17.50%
5 Year	rr_AverageAnnualReturnYear05	(1.86%)
10 Year	rr_AverageAnnualReturnYear10	8.45%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.75%
5 Year	rr_AverageAnnualReturnYear05	(4.53%)
10 Year	rr_AverageAnnualReturnYear10	6.23%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.68%
5 Year	rr_AverageAnnualReturnYear05	(3.09%)
10 Year	rr_AverageAnnualReturnYear10	6.45%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIVTX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[4]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	833
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,835
1 Year	rr_AverageAnnualReturnYear01	17.79%
5 Year	rr_AverageAnnualReturnYear05	(1.62%)
10 Year	rr_AverageAnnualReturnYear10	8.72%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and debt securities of leveraged companies (companies with leveraged capital structures or companies that generally rely more on debt issuance than equity issuance to meet capital needs). Equity securities include common stocks, preferred stocks, convertible securities and warrants. The fund may invest up to 40% of its net assets in debt securities, including up to 15% of its net assets in securities rated in default by S&P or Moody's, and their unrated equivalent. Up to 30% of the fund's net assets may be invested in equity and debt securities of foreign issuers, including issuers located in emerging market countries.

Leveraged companies may include companies with below investment-grade securities, such as fixed-income, convertible or preferred equity securities included in their corporate capital structure or companies that employ significant leverage in their capital structure through borrowing from banks or other lenders.

Although the companies the fund invests in may be highly leveraged, the fund itself does not use leverage as an investment strategy. The fund may invest in equity securities of companies in all capitalization ranges.

The subadvisor uses a research-driven traditional value approach to managing the fund's portfolio that reflects the subadvisor's assessment of the business cycle, industry growth prospects and individual issuers.

The fund may, but is not required to, use derivative instruments that include options, futures, forward agreements, swap agreements (including, but not limited to, interest-rate and credit default swaps) and credit-linked securities, in each case for the purpose of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps) and credit-linked securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Highly leveraged company risk Securities of highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index is included as an additional broad-based market index. The Bank of America Merrill Lynch U.S. High Yield Master II Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Credit Suisse Leveraged Equity Index is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high-yield debt market.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index is included as an additional broad-based market index. The Bank of America Merrill Lynch U.S. High Yield Master II Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.42%.

Best quarter:   Q3 '09,  46.37%

Worst quarter:  Q1 '09, -33.60%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Credit Suisse Leveraged Equity Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.68%
Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
Inception	rr_AverageAnnualReturnSinceInception	10.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVCAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	5.55%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	6.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,336
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,291
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,336
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,512
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,291
Annual Return 2009	rr_AnnualReturn2009	54.31%
Annual Return 2010	rr_AnnualReturn2010	38.29%
Annual Return 2011	rr_AnnualReturn2011	(27.64%)
Annual Return 2012	rr_AnnualReturn2012	37.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.42%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 46.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q1 '09, -33.60%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.60%)
1 Year	rr_AverageAnnualReturnYear01	30.24%
Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.09%
Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.65%
Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVCBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.55%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	7.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,407
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	722
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,115
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,446
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,407
1 Year	rr_AverageAnnualReturnYear01	30.96%
Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVCCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.55%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	7.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	819
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,446
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	722
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,115
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,446
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,513
1 Year	rr_AverageAnnualReturnYear01	34.96%
Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and debt securities of leveraged companies (companies with leveraged capital structures or companies that generally rely more on debt issuance than equity issuance to meet capital needs). Equity securities include common stocks, preferred stocks, convertible securities and warrants. The fund may invest up to 40% of its net assets in debt securities, including up to 15% of its net assets in securities rated in default by S&P or Moody's, and their unrated equivalent. Up to 30% of the fund's net assets may be invested in equity and debt securities of foreign issuers, including issuers located in emerging market countries.

Leveraged companies may include companies with below investment-grade securities, such as fixed-income, convertible or preferred equity securities included in their corporate capital structure or companies that employ significant leverage in their capital structure through borrowing from banks or other lenders.

Although the companies the fund invests in may be highly leveraged, the fund itself does not use leverage as an investment strategy. The fund may invest in equity securities of companies in all capitalization ranges.

The subadvisor uses a research-driven traditional value approach to managing the fund's portfolio that reflects the subadvisor's assessment of the business cycle, industry growth prospects and individual issuers.

The fund may, but is not required to, use derivative instruments that include options, futures, forward agreements, swap agreements (including, but not limited to, interest-rate and credit default swaps) and credit-linked securities, in each case for the purpose of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps) and credit-linked securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Highly leveraged company risk Securities of highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index is included as an additional broad-based market index. The Bank of America Merrill Lynch U.S. High Yield Master II Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Credit Suisse Leveraged Equity Index is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high-yield debt market.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index is included as an additional broad-based market index. The Bank of America Merrill Lynch U.S. High Yield Master II Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.42%.

Best quarter:   Q3 '09,  46.30%

Worst quarter:  Q1 '09, -33.49%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (Leveraged Companies Fund) | Credit Suisse Leveraged Equity Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.68%
Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
Inception	rr_AverageAnnualReturnSinceInception	10.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVCIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	5.53%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	6.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,848
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,892
Annual Return 2009	rr_AnnualReturn2009	54.86%
Annual Return 2010	rr_AnnualReturn2010	38.87%
Annual Return 2011	rr_AnnualReturn2011	(27.29%)
Annual Return 2012	rr_AnnualReturn2012	37.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.42%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 46.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q1 '09, -33.49%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.49%)
1 Year	rr_AverageAnnualReturnYear01	37.46%
Inception	rr_AverageAnnualReturnSinceInception	7.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.18%
Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.34%
Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
(Prospectus - Classes A, B and C) | (Rainier Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B and Class C shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.61%.

Best quarter:  Q1 '12,  16.89%

Worst quarter: Q4 '08, -25.29%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Year	rr_AverageAnnualReturnYear05	3.12%
10 Year	rr_AverageAnnualReturnYear10	7.52%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGROX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	621
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	877
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,936
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	621
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	877
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,936
Annual Return 2003	rr_AnnualReturn2003	33.88%
Annual Return 2004	rr_AnnualReturn2004	11.60%
Annual Return 2005	rr_AnnualReturn2005	11.61%
Annual Return 2006	rr_AnnualReturn2006	7.24%
Annual Return 2007	rr_AnnualReturn2007	20.57%
Annual Return 2008	rr_AnnualReturn2008	(43.89%)
Annual Return 2009	rr_AnnualReturn2009	31.68%
Annual Return 2010	rr_AnnualReturn2010	16.59%
Annual Return 2011	rr_AnnualReturn2011	(4.45%)
Annual Return 2012	rr_AnnualReturn2012	15.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.61%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.29%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.29%)
1 Year	rr_AverageAnnualReturnYear01	9.87%
5 Year	rr_AverageAnnualReturnYear05	(1.99%)
10 Year	rr_AverageAnnualReturnYear10	6.91%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.87%
5 Year	rr_AverageAnnualReturnYear05	(1.99%)
10 Year	rr_AverageAnnualReturnYear10	6.91%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Year	rr_AverageAnnualReturnYear05	(1.68%)
10 Year	rr_AverageAnnualReturnYear10	6.10%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,182
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,182
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Year	rr_AverageAnnualReturnYear05	(2.20%)
10 Year	rr_AverageAnnualReturnYear10	6.32%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
1 Year	rr_AverageAnnualReturnYear01	13.71%
5 Year	rr_AverageAnnualReturnYear05	(1.81%)
10 Year	rr_AverageAnnualReturnYear10	6.31%
(Prospectus - Class I) | (Rainier Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class I shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.69%.

Best quarter:  Q1 '12,  16.96%

Worst quarter: Q4 '08, -25.26%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (Rainier Growth Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Class I) | (Rainier Growth Fund) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Year	rr_AverageAnnualReturnYear05	3.12%
10 Year	rr_AverageAnnualReturnYear10	7.52%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLGIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2003	rr_AnnualReturn2003	34.26%
Annual Return 2004	rr_AnnualReturn2004	11.92%
Annual Return 2005	rr_AnnualReturn2005	11.93%
Annual Return 2006	rr_AnnualReturn2006	7.55%
Annual Return 2007	rr_AnnualReturn2007	20.92%
Annual Return 2008	rr_AnnualReturn2008	(43.73%)
Annual Return 2009	rr_AnnualReturn2009	32.29%
Annual Return 2010	rr_AnnualReturn2010	17.12%
Annual Return 2011	rr_AnnualReturn2011	(4.06%)
Annual Return 2012	rr_AnnualReturn2012	16.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.69%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.26%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.26%)
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Year	rr_AverageAnnualReturnYear05	(0.60%)
10 Year	rr_AverageAnnualReturnYear10	7.82%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	(0.61%)
10 Year	rr_AverageAnnualReturnYear10	7.81%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.43%
5 Year	rr_AverageAnnualReturnYear05	(0.51%)
10 Year	rr_AverageAnnualReturnYear10	6.93%
(Prospectus - Class R6) | (Rainier Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date (through April 25, 2008) are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.67%.

Best quarter:  Q1 '12,  16.99%

Worst quarter: Q4 '08, -25.23%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class R6) | (Rainier Growth Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Class R6) | (Rainier Growth Fund) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Year	rr_AverageAnnualReturnYear05	3.12%
10 Year	rr_AverageAnnualReturnYear10	7.52%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRUX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,560
Annual Return 2003	rr_AnnualReturn2003	34.34%
Annual Return 2004	rr_AnnualReturn2004	11.99%
Annual Return 2005	rr_AnnualReturn2005	12.00%
Annual Return 2006	rr_AnnualReturn2006	7.62%
Annual Return 2007	rr_AnnualReturn2007	20.99%
Annual Return 2008	rr_AnnualReturn2008	(43.69%)
Annual Return 2009	rr_AnnualReturn2009	32.15%
Annual Return 2010	rr_AnnualReturn2010	17.15%
Annual Return 2011	rr_AnnualReturn2011	(3.97%)
Annual Return 2012	rr_AnnualReturn2012	16.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.67%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.99%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.23%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Year	rr_AverageAnnualReturnYear05	(0.57%)
10 Year	rr_AverageAnnualReturnYear10	7.87%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.09%
5 Year	rr_AverageAnnualReturnYear05	0.48%
10 Year	rr_AverageAnnualReturnYear10	7.87%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Year	rr_AverageAnnualReturnYear05	(0.48%)
10 Year	rr_AverageAnnualReturnYear10	6.98%
(Prospectus - Class ADV) | (Rainier Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class ADV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class ADV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.62%.

Best quarter:  Q1 '12,  16.89%

Worst quarter: Q4 '08, -25.31%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class ADV) | (Rainier Growth Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Year	rr_AverageAnnualReturnYear05	3.12%
10 Year	rr_AverageAnnualReturnYear10	7.52%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRDX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	711
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,585
Annual Return 2003	rr_AnnualReturn2003	33.93%
Annual Return 2004	rr_AnnualReturn2004	11.65%
Annual Return 2005	rr_AnnualReturn2005	11.66%
Annual Return 2006	rr_AnnualReturn2006	7.29%
Annual Return 2007	rr_AnnualReturn2007	20.62%
Annual Return 2008	rr_AnnualReturn2008	(43.88%)
Annual Return 2009	rr_AnnualReturn2009	31.86%
Annual Return 2010	rr_AnnualReturn2010	16.90%
Annual Return 2011	rr_AnnualReturn2011	(4.32%)
Annual Return 2012	rr_AnnualReturn2012	15.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.62%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.31%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.31%)
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Year	rr_AverageAnnualReturnYear05	(0.85%)
10 Year	rr_AverageAnnualReturnYear10	7.55%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.32%)
5 Year	rr_AverageAnnualReturnYear05	(0.85%)
10 Year	rr_AverageAnnualReturnYear10	7.55%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.81%)
5 Year	rr_AverageAnnualReturnYear05	(0.72%)
10 Year	rr_AverageAnnualReturnYear10	6.68%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R1, Class R3, Class R4 and Class R5 shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, as applicable. Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of the predecessor fund's Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.46%.

Best quarter:  Q1 '12,  16.72%

Worst quarter: Q4 '08, -25.42%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Year	rr_AverageAnnualReturnYear05	3.12%
10 Year	rr_AverageAnnualReturnYear10	7.52%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRFX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[5]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[3]
Other expenses	rr_OtherExpensesOverAssets	13.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	14.55%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.35%)	[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,877
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,103
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Year	rr_AverageAnnualReturnYear05	(1.01%)
10 Year	rr_AverageAnnualReturnYear10	7.17%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRVX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[3]
Other expenses	rr_OtherExpensesOverAssets	13.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	14.21%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.21%)	[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,792
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,009
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,994
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Year	rr_AverageAnnualReturnYear05	(0.73%)
10 Year	rr_AverageAnnualReturnYear10	7.48%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRWX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	4.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.97%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.27%)	[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,487
Annual Return 2003	rr_AnnualReturn2003	32.67%
Annual Return 2004	rr_AnnualReturn2004	10.59%
Annual Return 2005	rr_AnnualReturn2005	10.60%
Annual Return 2006	rr_AnnualReturn2006	6.28%
Annual Return 2007	rr_AnnualReturn2007	19.48%
Annual Return 2008	rr_AnnualReturn2008	(44.25%)
Annual Return 2009	rr_AnnualReturn2009	31.23%
Annual Return 2010	rr_AnnualReturn2010	16.13%
Annual Return 2011	rr_AnnualReturn2011	(4.83%)
Annual Return 2012	rr_AnnualReturn2012	15.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.46%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.42%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.42%)
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Year	rr_AverageAnnualReturnYear05	(1.42%)
10 Year	rr_AverageAnnualReturnYear10	6.73%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Year	rr_AverageAnnualReturnYear05	(1.42%)
10 Year	rr_AverageAnnualReturnYear10	6.73%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Year	rr_AverageAnnualReturnYear05	(1.21%)
10 Year	rr_AverageAnnualReturnYear10	5.94%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRTX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	19.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	20.66%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.21%)	[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,020
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Year	rr_AverageAnnualReturnYear05	(2.27%)
10 Year	rr_AverageAnnualReturnYear10	5.90%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRHX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[3]
Other expenses	rr_OtherExpensesOverAssets	13.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	15.17%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.57%)	[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,989
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,226
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Year	rr_AverageAnnualReturnYear05	(1.32%)
10 Year	rr_AverageAnnualReturnYear10	6.84%
(Prospectus - Class T) | (Rainier Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 11 to 12 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 11 to 12 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class T shares of the fund commenced operations on October 6, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class T shares. Returns for Class T shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class T (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.61%.

Best quarter:  Q1 '12,  16.84%

Worst quarter: Q4 '08, -25.48%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class T) | (Rainier Growth Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Class T) | (Rainier Growth Fund) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Year	rr_AverageAnnualReturnYear05	3.12%
10 Year	rr_AverageAnnualReturnYear10	7.52%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRGTX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	629
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	900
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,021
Annual Return 2003	rr_AnnualReturn2003	32.94%
Annual Return 2004	rr_AnnualReturn2004	10.81%
Annual Return 2005	rr_AnnualReturn2005	10.82%
Annual Return 2006	rr_AnnualReturn2006	6.49%
Annual Return 2007	rr_AnnualReturn2007	19.72%
Annual Return 2008	rr_AnnualReturn2008	(44.33%)
Annual Return 2009	rr_AnnualReturn2009	30.76%
Annual Return 2010	rr_AnnualReturn2010	16.43%
Annual Return 2011	rr_AnnualReturn2011	(4.52%)
Annual Return 2012	rr_AnnualReturn2012	15.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.61%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.48%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.48%)
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Year	rr_AverageAnnualReturnYear05	(2.34%)
10 Year	rr_AverageAnnualReturnYear10	6.34%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Year	rr_AverageAnnualReturnYear05	(2.34%)
10 Year	rr_AverageAnnualReturnYear10	6.34%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.36%
5 Year	rr_AverageAnnualReturnYear05	(1.98%)
10 Year	rr_AverageAnnualReturnYear10	5.58%
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $61.2 million to $5.1 billion, as of March 31, 2013). Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadvisor emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the subadvisor looks for growth companies with earnings growth and price momentum that it believes are undervalued relative to their long-term growth prospects.

The subadvisor uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructuring or pending acquisitions.

The fund may invest up to 15% of its net assets in a basket of U.S. dollar-denominated and foreign currency-denominated foreign equity and debt securities, and may invest up to 15% of net assets in bonds of any maturity rated as low as CC by Moody's and Ca by S&P and their unrated equivalents (bonds rated Ba and below by Moody's and BB and below by S&P are considered junk bonds). The fund may short-sell up to 15% of the fund's net assets for non-speculative purposes to manage volatility. The fund may make use of certain derivative instruments (investments whose value is based on securities, indexes or currencies), including bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of managing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 9.26%.

Best quarter:   Q2 '09,  28.12%

Worst quarter:  Q3 '11, -27.05%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
Inception	rr_AverageAnnualReturnSinceInception	17.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCPAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	2.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	839
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,244
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,119
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	839
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,531
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,244
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,119
Annual Return 2009	rr_AnnualReturn2009	46.87%
Annual Return 2010	rr_AnnualReturn2010	32.79%
Annual Return 2011	rr_AnnualReturn2011	(7.75%)
Annual Return 2012	rr_AnnualReturn2012	12.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 9.26%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 28.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -27.05%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.05%)
1 Year	rr_AverageAnnualReturnYear01	6.93%
Inception	rr_AverageAnnualReturnSinceInception	17.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.42%
Inception	rr_AverageAnnualReturnSinceInception	14.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.17%
Inception	rr_AverageAnnualReturnSinceInception	13.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCPCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,405
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	426
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,161
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,405
1 Year	rr_AverageAnnualReturnYear01	10.77%
Inception	rr_AverageAnnualReturnSinceInception	18.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $61.2 million to $5.1 billion, as of March 31, 2013). Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadvisor emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the subadvisor looks for growth companies with earnings growth and price momentum that it believes are undervalued relative to their long-term growth prospects.

The subadvisor uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructuring or pending acquisitions.

The fund may invest up to 15% of its net assets in a basket of U.S. dollar-denominated and foreign currency-denominated foreign equity and debt securities, and may invest up to 15% of net assets in bonds of any maturity rated as low as CC by Moody's and Ca by S&P and their unrated equivalents (bonds rated Ba and below by Moody's and BB and below by S&P are considered junk bonds). The fund may short-sell up to 15% of the fund's net assets for non-speculative purposes to manage volatility. The fund may make use of certain derivative instruments (investments whose value is based on securities, indexes or currencies), including bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of managing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 9.31%.

Best quarter:   Q2 '09,  28.16%

Worst quarter:  Q3 '11, -26.97%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
Inception	rr_AverageAnnualReturnSinceInception	17.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCPIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	2.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,467
Annual Return 2009	rr_AnnualReturn2009	47.47%
Annual Return 2010	rr_AnnualReturn2010	33.24%
Annual Return 2011	rr_AnnualReturn2011	(7.37%)
Annual Return 2012	rr_AnnualReturn2012	12.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 9.31%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 28.16%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -26.97%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.97%)
1 Year	rr_AverageAnnualReturnYear01	12.96%
Inception	rr_AverageAnnualReturnSinceInception	19.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.42%
Inception	rr_AverageAnnualReturnSinceInception	16.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
Inception	rr_AverageAnnualReturnSinceInception	15.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
(Prospectus - Class A) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 10 to 11 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 10 to 11 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costswould be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation , unless it esceeds the fund's target capitalization range, if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class A shares of the fund commenced operations on December 14, 2009. The returns prior to this date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class A shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.57%.

Best quarter:   Q3 '09,  17.14%

Worst quarter:  Q3 '11, -21.53%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class A) | (Small Company Fund) | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Year	rr_AverageAnnualReturnYear05	3.56%
10 Year	rr_AverageAnnualReturnYear10	9.72%
(Prospectus - Class A) | (Small Company Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[23]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,240
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	645
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	958
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,294
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,240
Annual Return 2003	rr_AnnualReturn2003	33.16%
Annual Return 2004	rr_AnnualReturn2004	19.26%
Annual Return 2005	rr_AnnualReturn2005	4.58%
Annual Return 2006	rr_AnnualReturn2006	20.39%
Annual Return 2007	rr_AnnualReturn2007	0.35%
Annual Return 2008	rr_AnnualReturn2008	(28.63%)
Annual Return 2009	rr_AnnualReturn2009	23.88%
Annual Return 2010	rr_AnnualReturn2010	23.79%
Annual Return 2011	rr_AnnualReturn2011	(5.17%)
Annual Return 2012	rr_AnnualReturn2012	10.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.57%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.53%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.53%)
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Year	rr_AverageAnnualReturnYear05	1.70%
10 Year	rr_AverageAnnualReturnYear10	8.12%
(Prospectus - Class A) | (Small Company Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Year	rr_AverageAnnualReturnYear05	1.68%
10 Year	rr_AverageAnnualReturnYear10	6.68%
(Prospectus - Class A) | (Small Company Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.11%
5 Year	rr_AverageAnnualReturnYear05	1.44%
10 Year	rr_AverageAnnualReturnYear10	6.47%
(Prospectus - Class I) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range, if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on December 14, 2009. The returns prior to this date (through April 30, 2008) are those of FMA Small Company Portfolio's (predecessor fund) Investor shares, and the returns of the predecessor fund's Institutional shares (through December 11, 2009) that have been recalculated to apply the gross fees and expenses of Class I shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.70%.

Best quarter:   Q3 '09,  17.25%

Worst quarter:  Q3 '11, -21.45%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (Small Company Fund) | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Year	rr_AverageAnnualReturnYear05	3.56%
10 Year	rr_AverageAnnualReturnYear10	9.72%
(Prospectus - Class I) | (Small Company Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[24]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,428
Annual Return 2003	rr_AnnualReturn2003	33.68%
Annual Return 2004	rr_AnnualReturn2004	19.72%
Annual Return 2005	rr_AnnualReturn2005	4.99%
Annual Return 2006	rr_AnnualReturn2006	20.85%
Annual Return 2007	rr_AnnualReturn2007	0.74%
Annual Return 2008	rr_AnnualReturn2008	(23.85%)
Annual Return 2009	rr_AnnualReturn2009	24.26%
Annual Return 2010	rr_AnnualReturn2010	24.10%
Annual Return 2011	rr_AnnualReturn2011	(4.85%)
Annual Return 2012	rr_AnnualReturn2012	10.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.70%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.45%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.45%)
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Year	rr_AverageAnnualReturnYear05	3.09%
10 Year	rr_AverageAnnualReturnYear10	9.07%
(Prospectus - Class I) | (Small Company Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Year	rr_AverageAnnualReturnYear05	3.07%
10 Year	rr_AverageAnnualReturnYear10	7.61%
(Prospectus - Class I) | (Small Company Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Year	rr_AverageAnnualReturnYear05	2.64%
10 Year	rr_AverageAnnualReturnYear10	7.32%
(Prospectus - Class R6) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range, if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date (through December 11, 2009) are based on the returns of FMA Small Company Portfolio's (predecessor fund) Investor shares and the returns of the fund's Class A shares (from inception, December 14, 2009) which have been recalculated to apply the estimated gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.69%.

Best quarter:   Q3 '09,  17.25%

Worst quarter:  Q3 '11, -21.50%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class R6) | (Small Company Fund) | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Year	rr_AverageAnnualReturnYear05	3.56%
10 Year	rr_AverageAnnualReturnYear10	9.72%
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSWX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	17.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	18.63%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.59%)	[25]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,470
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,979
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,806
Annual Return 2003	rr_AnnualReturn2003	33.69%
Annual Return 2004	rr_AnnualReturn2004	19.73%
Annual Return 2005	rr_AnnualReturn2005	5.00%
Annual Return 2006	rr_AnnualReturn2006	20.87%
Annual Return 2007	rr_AnnualReturn2007	0.75%
Annual Return 2008	rr_AnnualReturn2008	(23.84%)
Annual Return 2009	rr_AnnualReturn2009	24.38%
Annual Return 2010	rr_AnnualReturn2010	24.28%
Annual Return 2011	rr_AnnualReturn2011	(4.88%)
Annual Return 2012	rr_AnnualReturn2012	10.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.69%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.50%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.50%)
1 Year	rr_AverageAnnualReturnYear01	10.82%
5 Year	rr_AverageAnnualReturnYear05	3.15%
10 Year	rr_AverageAnnualReturnYear10	9.10%
(Prospectus - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.82%
5 Year	rr_AverageAnnualReturnYear05	3.12%
10 Year	rr_AverageAnnualReturnYear10	7.65%
(Prospectus - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Year	rr_AverageAnnualReturnYear05	2.69%
10 Year	rr_AverageAnnualReturnYear10	7.35%
(Prospectus - Class ADV) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range, if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on December 14, 2009. The returns prior to this date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class ADV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.63%.

Best quarter:   Q3 '09,  17.08%

Worst quarter:  Q3 '11, -21.53%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class ADV) | (Small Company Fund) | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Year	rr_AverageAnnualReturnYear05	3.56%
10 Year	rr_AverageAnnualReturnYear10	9.72%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSDX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	3.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.91%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.57%)	[26]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,736
Annual Return 2003	rr_AnnualReturn2003	32.91%
Annual Return 2004	rr_AnnualReturn2004	19.03%
Annual Return 2005	rr_AnnualReturn2005	4.39%
Annual Return 2006	rr_AnnualReturn2006	20.16%
Annual Return 2007	rr_AnnualReturn2007	0.16%
Annual Return 2008	rr_AnnualReturn2008	(28.76%)
Annual Return 2009	rr_AnnualReturn2009	23.58%
Annual Return 2010	rr_AnnualReturn2010	23.87%
Annual Return 2011	rr_AnnualReturn2011	(5.13%)
Annual Return 2012	rr_AnnualReturn2012	10.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.63%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.08%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.53%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.53%)
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Year	rr_AverageAnnualReturnYear05	2.71%
10 Year	rr_AverageAnnualReturnYear10	8.55%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Year	rr_AverageAnnualReturnYear05	2.69%
10 Year	rr_AverageAnnualReturnYear10	7.11%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.82%
5 Year	rr_AverageAnnualReturnYear05	2.31%
10 Year	rr_AverageAnnualReturnYear10	6.87%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation unless it exceeds the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R1, Class R3, Class R4 and Class R5 shares of the fund commenced operations on April 30, 2010; Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to these dates (through December 14, 2009) are those of FMA Small Company Portfolio's (predecessor fund) Investor shares, and the returns of the fund's Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4 and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.50%.

Best quarter:   Q3 '09,  17.02%

Worst quarter:  Q3 '11, -21.63%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Year	rr_AverageAnnualReturnYear05	3.56%
10 Year	rr_AverageAnnualReturnYear10	9.72%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSOX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	2.80%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.45%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[27]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,040
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,420
Annual Return 2003	rr_AnnualReturn2003	32.61%
Annual Return 2004	rr_AnnualReturn2004	18.76%
Annual Return 2005	rr_AnnualReturn2005	4.15%
Annual Return 2006	rr_AnnualReturn2006	19.89%
Annual Return 2007	rr_AnnualReturn2007	(0.07%)
Annual Return 2008	rr_AnnualReturn2008	(28.93%)
Annual Return 2009	rr_AnnualReturn2009	23.36%
Annual Return 2010	rr_AnnualReturn2010	23.19%
Annual Return 2011	rr_AnnualReturn2011	(5.53%)
Annual Return 2012	rr_AnnualReturn2012	9.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.50%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.63%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
1 Year	rr_AverageAnnualReturnYear01	9.99%
5 Year	rr_AverageAnnualReturnYear05	2.33%
10 Year	rr_AverageAnnualReturnYear10	8.23%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.99%
5 Year	rr_AverageAnnualReturnYear05	2.32%
10 Year	rr_AverageAnnualReturnYear10	6.79%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.49%
5 Year	rr_AverageAnnualReturnYear05	1.99%
10 Year	rr_AverageAnnualReturnYear10	6.59%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSPX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	19.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	20.47%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(18.92%)	[27]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,763
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,005
1 Year	rr_AverageAnnualReturnYear01	9.97%
5 Year	rr_AverageAnnualReturnYear05	1.42%
10 Year	rr_AverageAnnualReturnYear10	7.17%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSHX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	3.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.15%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.45%)	[27]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,929
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Year	rr_AverageAnnualReturnYear05	2.44%
10 Year	rr_AverageAnnualReturnYear10	8.34%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSFX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[6]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[3]
Other expenses	rr_OtherExpensesOverAssets	17.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	18.76%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.46%)	[27]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,521
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,035
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,836
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Year	rr_AverageAnnualReturnYear05	2.76%
10 Year	rr_AverageAnnualReturnYear10	8.67%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSVX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[3]
Other expenses	rr_OtherExpensesOverAssets	6.86%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.81%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.71%)	[27]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,690
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,554
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Year	rr_AverageAnnualReturnYear05	3.05%
10 Year	rr_AverageAnnualReturnYear10	8.99%
(Prospectus - Class A) | (Strategic Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 95 to 98 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $321.4 million to $415.6 billion, as of March 31, 2013, and is expected to change frequently. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast time frame for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector investing risk Because the fund may at times focus on a single sector of the economy, its performance may depend in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would if the fund diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday���Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M. Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.86%.

Best quarter:   Q1 '12, 18.79%

Worst quarter:  Q2 '12, -5.77%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class A) | (Strategic Growth Fund) | Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
Inception	rr_AverageAnnualReturnSinceInception	17.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSGAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	1.00%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[28]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	626
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,034
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,667
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	626
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,034
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,667
Annual Return 2012	rr_AnnualReturn2012	14.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.86%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, -5.77%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.77%)
1 Year	rr_AverageAnnualReturnYear01	9.06%
Inception	rr_AverageAnnualReturnSinceInception	11.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class A) | (Strategic Growth Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.02%
Inception	rr_AverageAnnualReturnSinceInception	10.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class A) | (Strategic Growth Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.95%
Inception	rr_AverageAnnualReturnSinceInception	9.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $321.4 million to $415.6 billion, as of March 31, 2013, and is expected to change frequently. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach that encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast time frame for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector investing risk Because the fund may at times focus on a single sector of the economy, its performance may depend in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would if the fund diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.01%.

Best quarter:   Q1 '12, 18.98%

Worst quarter:  Q2 '12, -5.76%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class I) | (Strategic Growth Fund) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
Inception	rr_AverageAnnualReturnSinceInception	17.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSGIX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Other expenses	rr_OtherExpensesOverAssets	5.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.88%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.94%)	[29]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,501
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,389
Annual Return 2012	rr_AnnualReturn2012	15.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.01%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, -5.76%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.76%)
1 Year	rr_AverageAnnualReturnYear01	15.25%
Inception	rr_AverageAnnualReturnSinceInception	17.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.18%
Inception	rr_AverageAnnualReturnSinceInception	16.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.01%
Inception	rr_AverageAnnualReturnSinceInception	14.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class NAV) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.

Best quarter:   Q2 '09, 20.90%

Worst quarter:  Q3 '11, -19.57%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class NAV) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	0.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2007	rr_AnnualReturn2007	11.45%
Annual Return 2008	rr_AnnualReturn2008	(38.84%)
Annual Return 2009	rr_AnnualReturn2009	18.96%
Annual Return 2010	rr_AnnualReturn2010	9.74%
Annual Return 2011	rr_AnnualReturn2011	(10.02%)
Annual Return 2012	rr_AnnualReturn2012	14.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.57%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.57%)
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Year	rr_AverageAnnualReturnYear05	(3.80%)
Inception	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
(Prospectus - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.16%
5 Year	rr_AverageAnnualReturnYear05	(5.05%)
Inception	rr_AverageAnnualReturnSinceInception	(1.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
(Prospectus - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.51%
5 Year	rr_AverageAnnualReturnYear05	(3.88%)
Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
(Prospectus - Class NAV) | (Rainier Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term "growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting compared to the benchmark to help control risk.

The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class NAV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares that have been recalculated to apply the gross fees and expenses of Class NAV shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.71%.

Best quarter:   Q1 '12,  16.98%

Worst quarter:  Q4 '08, -25.23%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class NAV) | (Rainier Growth Fund) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Year	rr_AverageAnnualReturnYear05	3.12%
10 Year	rr_AverageAnnualReturnYear10	7.52%
(Prospectus - Class NAV) | (Rainier Growth Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2003	rr_AnnualReturn2003	34.40%
Annual Return 2004	rr_AnnualReturn2004	12.04%
Annual Return 2005	rr_AnnualReturn2005	12.05%
Annual Return 2006	rr_AnnualReturn2006	7.66%
Annual Return 2007	rr_AnnualReturn2007	21.04%
Annual Return 2008	rr_AnnualReturn2008	(43.69%)
Annual Return 2009	rr_AnnualReturn2009	32.29%
Annual Return 2010	rr_AnnualReturn2010	17.20%
Annual Return 2011	rr_AnnualReturn2011	(3.96%)
Annual Return 2012	rr_AnnualReturn2012	16.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 7.71%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.23%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
1 Year	rr_AverageAnnualReturnYear01	16.14%
5 Year	rr_AverageAnnualReturnYear05	(0.53%)
10 Year	rr_AverageAnnualReturnYear10	7.91%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.09%
5 Year	rr_AverageAnnualReturnYear05	(0.56%)
10 Year	rr_AverageAnnualReturnYear10	7.89%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Year	rr_AverageAnnualReturnYear05	(0.47%)
10 Year	rr_AverageAnnualReturnYear10	7.00%
(Prospectus - Class NAV) | (Strategic Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $321.4 million to $415.6 billion, as of March 31, 2013, and is expected to change frequently. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach which encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector investing risk Because the fund may at times focus on a single sector of the economy, its performance may depend in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would if the fund diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.01%.

Best quarter:   Q1 '12, 18.98%

Worst quarter:  Q2 '12,  5.67%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class NAV) | (Strategic Growth Fund) | Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
Inception	rr_AverageAnnualReturnSinceInception	17.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2012	rr_AnnualReturn2012	15.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.01%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, 5.67%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	5.67%
1 Year	rr_AverageAnnualReturnYear01	15.44%
Inception	rr_AverageAnnualReturnSinceInception	17.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
Inception	rr_AverageAnnualReturnSinceInception	17.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.04%
Inception	rr_AverageAnnualReturnSinceInception	14.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2011
(Prospectus - Class NAV) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes or currencies) for the purposes of generally reducing risk and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.04%.

Best quarter:   Q3 '10,  14.53%

Worst quarter:  Q4 '08, -14.20%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Inception	rr_AverageAnnualReturnSinceInception	0.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.81%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2009	rr_AnnualReturn2009	23.57%
Annual Return 2010	rr_AnnualReturn2010	12.51%
Annual Return 2011	rr_AnnualReturn2011	5.77%
Annual Return 2012	rr_AnnualReturn2012	10.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 8.04%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.20%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.20%)
1 Year	rr_AverageAnnualReturnYear01	10.74%
Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.48%
Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.95%
Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
(Prospectus - Class NAV) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

Class NAV shares of the fund commenced operations on December 16, 2011. The returns prior to that date are those of Optique International Value Fund, which was reorganized into the fund on February 11, 2011, and the fund's Class A shares (from inception, February 14, 2011) that in the latter case have been recalculated to apply the gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.73%.

Best quarter:   Q2 '09,  29.56%

Worst quarter:  Q4 '08, -22.23%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Year	rr_AverageAnnualReturnYear05	(2.93%)
10 Year	rr_AverageAnnualReturnYear10	9.10%
(Prospectus - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Year	rr_AverageAnnualReturnYear05	(3.09%)
10 Year	rr_AverageAnnualReturnYear10	9.69%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Annual Return 2003	rr_AnnualReturn2003	37.53%
Annual Return 2004	rr_AnnualReturn2004	23.41%
Annual Return 2005	rr_AnnualReturn2005	11.52%
Annual Return 2006	rr_AnnualReturn2006	25.94%
Annual Return 2007	rr_AnnualReturn2007	6.53%
Annual Return 2008	rr_AnnualReturn2008	(43.41%)
Annual Return 2009	rr_AnnualReturn2009	39.22%
Annual Return 2010	rr_AnnualReturn2010	15.18%
Annual Return 2011	rr_AnnualReturn2011	(12.69%)
Annual Return 2012	rr_AnnualReturn2012	17.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.73%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.23%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Year	rr_AverageAnnualReturnYear05	(1.36%)
10 Year	rr_AverageAnnualReturnYear10	9.02%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.58%
5 Year	rr_AverageAnnualReturnYear05	(4.13%)
10 Year	rr_AverageAnnualReturnYear10	6.74%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Year	rr_AverageAnnualReturnYear05	(2.76%)
10 Year	rr_AverageAnnualReturnYear10	6.90%
(Prospectus - Class NAV) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of domestic companies that are smaller or less established in terms of revenues and have market capitalizations that are less than $2.5 billion at the time of initial purchase. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in exchange-traded funds to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation, unless it exceeds the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009) and the fund's Class A shares (from inception, December 14, 2009) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.66%.

Best quarter:   Q3 '09,  17.28%

Worst quarter:  Q3 '11, -21.47%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class NAV) | (Small Company Fund) | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Year	rr_AverageAnnualReturnYear05	3.56%
10 Year	rr_AverageAnnualReturnYear10	9.72%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	0.12%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2003	rr_AnnualReturn2003	33.80%
Annual Return 2004	rr_AnnualReturn2004	19.83%
Annual Return 2005	rr_AnnualReturn2005	5.09%
Annual Return 2006	rr_AnnualReturn2006	20.96%
Annual Return 2007	rr_AnnualReturn2007	0.83%
Annual Return 2008	rr_AnnualReturn2008	(28.29%)
Annual Return 2009	rr_AnnualReturn2009	24.48%
Annual Return 2010	rr_AnnualReturn2010	24.38%
Annual Return 2011	rr_AnnualReturn2011	(4.87%)
Annual Return 2012	rr_AnnualReturn2012	10.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 13.66%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.47%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
1 Year	rr_AverageAnnualReturnYear01	10.64%
5 Year	rr_AverageAnnualReturnYear05	3.16%
10 Year	rr_AverageAnnualReturnYear10	9.15%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.64%
5 Year	rr_AverageAnnualReturnYear05	3.14%
10 Year	rr_AverageAnnualReturnYear10	7.70%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.92%
5 Year	rr_AverageAnnualReturnYear05	2.69%
10 Year	rr_AverageAnnualReturnYear10	7.39%
(Prospectus - Class NAV) | (Core High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.87%.

Best quarter:   Q3 '10,  7.94%

Worst quarter:  Q3 '11, -5.03%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class NAV) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
Inception	rr_AverageAnnualReturnSinceInception	19.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2010	rr_AnnualReturn2010	21.19%
Annual Return 2011	rr_AnnualReturn2011	7.15%
Annual Return 2012	rr_AnnualReturn2012	15.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 3.87%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.03%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.03%)
1 Year	rr_AverageAnnualReturnYear01	15.93%
Inception	rr_AverageAnnualReturnSinceInception	19.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
Inception	rr_AverageAnnualReturnSinceInception	13.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.24%
Inception	rr_AverageAnnualReturnSinceInception	13.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 11.06%.

Best quarter:   Q1 '12,  14.29%

Worst quarter:  Q3 '11, -17.04%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class NAV) | (Disciplined Value Fund) | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
Inception	rr_AverageAnnualReturnSinceInception	15.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Inception	rr_AverageAnnualReturnSinceInception	15.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Annual Return 2010	rr_AnnualReturn2010	13.17%
Annual Return 2011	rr_AnnualReturn2011	0.49%
Annual Return 2012	rr_AnnualReturn2012	20.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 11.06%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 14.29%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -17.04%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.04%)
1 Year	rr_AverageAnnualReturnYear01	20.05%
Inception	rr_AverageAnnualReturnSinceInception	15.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.84%
Inception	rr_AverageAnnualReturnSinceInception	15.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.79%
Inception	rr_AverageAnnualReturnSinceInception	13.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap�� Value Index, which is comprised of those companies in the Russell Midcap�� Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of April 30, 2013, between $1.0 billion and $29.1 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 35 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.51%.

Best quarter:   Q2 '09,  19.76%

Worst quarter:  Q4 '08, -28.81%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.76%
Other expenses	rr_OtherExpensesOverAssets	0.05%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2003	rr_AnnualReturn2003	36.97%
Annual Return 2004	rr_AnnualReturn2004	21.04%
Annual Return 2005	rr_AnnualReturn2005	10.44%
Annual Return 2006	rr_AnnualReturn2006	17.27%
Annual Return 2007	rr_AnnualReturn2007	5.56%
Annual Return 2008	rr_AnnualReturn2008	(32.22%)
Annual Return 2009	rr_AnnualReturn2009	41.40%
Annual Return 2010	rr_AnnualReturn2010	23.61%
Annual Return 2011	rr_AnnualReturn2011	0.92%
Annual Return 2012	rr_AnnualReturn2012	18.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 12.51%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -28.81%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.81%)
1 Year	rr_AverageAnnualReturnYear01	18.60%
5 Year	rr_AverageAnnualReturnYear05	7.23%
10 Year	rr_AverageAnnualReturnYear10	12.38%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Year	rr_AverageAnnualReturnYear05	7.08%
10 Year	rr_AverageAnnualReturnYear10	10.67%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.16%
5 Year	rr_AverageAnnualReturnYear05	6.15%
10 Year	rr_AverageAnnualReturnYear10	10.23%
(Prospectus - Class 1) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 13 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.

Best quarter:   Q2 '09,  20.89%

Worst quarter:  Q3 '11, -19.56%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class 1) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2006
(Prospectus - Class 1) | (International Core Fund) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Annual Return 2007	rr_AnnualReturn2007	11.42%
Annual Return 2008	rr_AnnualReturn2008	(38.88%)
Annual Return 2009	rr_AnnualReturn2009	18.95%
Annual Return 2010	rr_AnnualReturn2010	9.65%
Annual Return 2011	rr_AnnualReturn2011	(10.04%)
Annual Return 2012	rr_AnnualReturn2012	14.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 2.96%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.56%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Year	rr_AverageAnnualReturnYear05	(3.85%)
Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2006
(Prospectus - Class 1) | (International Core Fund) | Class 1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.11%
5 Year	rr_AverageAnnualReturnYear05	(5.09%)
Inception	rr_AverageAnnualReturnSinceInception	(1.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2006
(Prospectus - Class 1) | (International Core Fund) | Class 1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.47%
5 Year	rr_AverageAnnualReturnYear05	(3.92%)
Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2006
(Prospectus - Class 1) | (International Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 13 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure equity performance of developed markets, excluding the U.S. and Canada.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.71%.

Best quarter:   Q3 '10,  17.79%

Worst quarter:  Q3 '08, -19.27%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class 1) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Year	rr_AverageAnnualReturnYear05	(3.21%)
Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Year	rr_AverageAnnualReturnYear05	(2.74%)
Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOIOX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[30]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,440
Annual Return 2007	rr_AnnualReturn2007	12.25%
Annual Return 2008	rr_AnnualReturn2008	(37.19%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	13.74%
Annual Return 2011	rr_AnnualReturn2011	(8.22%)
Annual Return 2012	rr_AnnualReturn2012	20.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 6.71%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.27%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.27%)
1 Year	rr_AverageAnnualReturnYear01	20.00%
5 Year	rr_AverageAnnualReturnYear05	(0.85%)
Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Year	rr_AverageAnnualReturnYear05	(1.64%)
Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.25%
5 Year	rr_AverageAnnualReturnYear05	(1.11%)
Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2006
(Prospectus - Class 1) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated assuming that you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 13 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns ��� Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.97%.

Best quarter:   Q2 '09,  18.05%

Worst quarter:  Q4 '08, -20.61%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
(Prospectus - Class 1) | (Disciplined Value Fund) | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Year	rr_AverageAnnualReturnYear05	0.59%
10 Year	rr_AverageAnnualReturnYear10	7.38%
(Prospectus - Class 1) | (Disciplined Value Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.05%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2003	rr_AnnualReturn2003	25.19%
Annual Return 2004	rr_AnnualReturn2004	15.35%
Annual Return 2005	rr_AnnualReturn2005	10.13%
Annual Return 2006	rr_AnnualReturn2006	19.02%
Annual Return 2007	rr_AnnualReturn2007	3.89%
Annual Return 2008	rr_AnnualReturn2008	(33.46%)
Annual Return 2009	rr_AnnualReturn2009	26.05%
Annual Return 2010	rr_AnnualReturn2010	12.78%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	20.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund's total return for the three months ended March 31, 2013 was 10.97%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.61%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.61%)
1 Year	rr_AverageAnnualReturnYear01	20.06%
5 Year	rr_AverageAnnualReturnYear05	2.92%
10 Year	rr_AverageAnnualReturnYear10	8.82%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.31%
5 Year	rr_AverageAnnualReturnYear05	2.62%
10 Year	rr_AverageAnnualReturnYear10	7.92%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Year	rr_AverageAnnualReturnYear05	2.44%
10 Year	rr_AverageAnnualReturnYear10	7.51%
[1]	(on certain purchases, including those of $1 million or more)
[2]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.
[3]	"Service plan fee" has been restated to reflect maximum allowable fees.
[4]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[5]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[6]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[7]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[8]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.
[9]	"Other expenses" include 0.01% of Acquired fund fees and expenses.
[10]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[11]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
[12]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[13]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[14]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[15]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[16]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.12% and 2.12% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[17]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.29% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[18]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.
[19]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.68% and 1.43% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.
[20]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.86% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[21]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[22]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.70%, 1.45%, 1.60%, 1.20% and 1.00% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[23]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[24]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[25]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.04% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[26]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.34% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[27]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.80%, 1.55% , 1.70%, 1.30% and 1.10% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[28]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.30% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[29]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.94% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[30]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.15% for Class 1 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[31]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.97% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[32]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.47% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[33]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.63%, 1.33% and 1.33% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[34]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.27% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[35]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.30% and 2.30% for Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[36]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.12% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[37]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.90%, 1.65%, 1.80%, 1.40% and 1.20% for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[38]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60%, 2.30% and 2.30% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[39]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.24% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expies on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[40]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.18% and 1.93% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[41]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.87% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[42]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 2.05% for Class B shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[43]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.57%, 1.32% , 1.47% and 1.07% for Class R1, Class R2, Class R3 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[44]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.25% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[45]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.40% and 1.15% for Class R2 and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[46]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.